'33 Act File No. 333-40455
                                                      '40 Act File No. 811-08495

  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 31, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [X]

Post-Effective  Amendment  No.  57                                      [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940
Amendment  No.  58                                                     [X]

                        (Check appropriate box or boxes)

                              GARTMORE MUTUAL FUNDS


                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300


                                        Send  Copies  of  Communications  to:
MS.  ELIZABETH  A.  DAVIN,  ESQ.        MR.  DUANE  LASSITER,  ESQ.
NATIONWIDE  PLAZA                       STRADLEY  RONON  STEVENS AND YOUNG LLP
COLUMBUS,  OHIO  43215                  COMMERCE  SQUARE
(NAME  AND  ADDRESS  OF                 PHILADELPHIA, PENNSYLVANIA 19103
   AGENT FOR SERVICE)

It  is  proposed that this filing will become effective: (check appropriate box)

     [    ]  immediately  upon  filing  pursuant  to  paragraph  (b)

     [    ]  on  _________,  pursuant  to  paragraph  (b)

     [  X ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)

     [    ]  on  ____________,  pursuant  to  paragraph  (a)(1)

     [    ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)

     [    ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

     [    ]  This post-effective amendment designated a new effective date for a previously  filed  post-effective  amendment.

                                Explanatory Note

This  Post-Effective  Amendment  to  Registrant's Registration Statement on Form
N-1A (the "Amendment") is being filed under Rule 485(a) and includes (i) a Supplement to the Concept Series Prospectus for the Gartmore Long-Short Equity Plus Fund, followed by a revised Supplement dated December 18, 2003 and the Fund's prospectus and (ii) the combined statement of additional information for all series of the Registrant. This Amendment is being filed for the purpose of registering a new class of shares, designated as Class R shares, to the above-reference Gartmore Fund.

                              GARTMORE MUTUAL FUNDS
                                 CONCEPT SERIES

                      Gartmore Long-Short Equity Plus Fund

                  Prospectus Supplement dated February __, 2004
                        to Prospectus dated June 23, 2003
                  as previously supplemented October 29, 2003
                         (and revised December 18, 2003)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning on or about March __, 2004, the Fund will also offer Class R shares. Class R shares will generally only be available to certain retirement plans. Please see a further description of who is eligible to purchase Class R shares below. The following information with respect to Class R shares is therefore added to the Prospectus:

     1.  The  following information is added to the performance table on page 5.

                                                                  Since
Average annual returns - as of 12/31/03(1). .  1 year  5 years  Inception
--------------------------------------------  -------  -------  ---------
Gartmore Long-Short Equity Plus Fund
     Class R shares(6) - Before Taxes            _____%   _____%   _____%

---------------
1 These returns reflect performance attained by the Fund's predecessor, the Montgomery Partners Long-Short Equity Plus Fund.

6 These returns for the period through October 31, 2001 include the performance of the Class R shares of the Fund's predecessor fund, for the period from November 1, 2001 to June 22, 2003 include the performance of the Class B shares of the Fund's predecessor fund and for the period from June 23, 2003 to December 31, 2003 (prior to the creation of the Fund's Class R shares) include the performance of the Fund's Class B shares. The returns have been adjusted for the fact that the Class R shares do not have any applicable sales charges, but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as the Fund's other classes.

     2. The following information is added to the fee table for the Fund in the Fund Summary on page 6.

FEES  AND  EXPENSES  -  CLASS  R  SHARES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund.



Shareholder Fees(1)                            Class
fees paid directly from                          R
your investment)                               Shares
-----------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of offering
price)                                           None
-----------------------------------------------------
Maximum Sales Charge (Load) imposed
on redemptions (as a percentage of original
purchase price or sales proceeds, as
applicable)                                      None
-----------------------------------------------------
Redemption / Exchange Fee (as a
percentage of amount redeemed or
exchanged)                                    2.00%(2)
-----------------------------------------------------

                                              Class
Annual Fund Operating Expense                     R
(deducted from Fund assets)                   Shares
-----------------------------------------------------
Management Fees                                 1.50%
-----------------------------------------------------
Distribution and/or
Service (12b-1) Fees(3)                         0.40%
Other Expenses(4)
   Short Sale Dividend Expense(5)               1.14%
   Remainder of Other Expenses                  0.55%
Total Other Expenses                            1.69%
-----------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(6)                           3.59%



---------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 A redemption fee of 2.00% will be charged for any shares redeemed within 90 days after the date they are acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fees. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Redemption Fees" on page 18 and "Buying, Selling and Exchanging Fund Shares-Exchanging Shares-Excessive Exchange Activity" on page 20.

3 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to a maximum of 0.50% of the Fund's average daily net assets.

4 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the fiscal year ended June 30, 2003.

5 The Fund's principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security ("short sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total Other Expenses" and "Total Annual Fund Operating Expenses." However, any such dividend on a security sold short generally reduces the market value of the shorted security -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction.

6 GMF and the Trust have entered into a written contract limiting total fund operating expenses (excluding certain Fund expenses including but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees) from exceeding 1.95% for Class R shares of the Fund at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged "Total Annual Fund Operating Expenses" could increase to 2.70% for the Class R shares of the Fund before GMF would be required to limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

     3. The following information is added to the "EXAMPLE" for the Fund in the Fund Summary on page 7.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expense, and the expense limitations described above for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                      1 year   3 years   5 years   10 years
---------------------------------------------------------------------------

Gartmore Long-Short Equity Plus Fund
Class R Shares                        $   243  $    748  $  1,280  $   2,736

     4. The following new information with respect to Class R shares is included in the "BUYING, SELLING AND EXCHANGING FUND SHARES" section on pages 12 - 20 of the Prospectus:

     Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with Gartmore Distribution Services, Inc. to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Fund through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

     Class R shares pay distribution and/or servicing fees under a Distribution Plan. These fees are either paid by the Distributor to intermediaries for distribution and shareholder services or retained by the Distributor. In addition, intermediaries may receive administrative service fees. These fees are paid to such entities when they provide recordkeeping and/or other administrative support services to the retirement plans and their participants.

     Retirement plan participants should contact their retirement plan administrator for information regarding buying or selling Class R shares. Retirement plans or their administrators wishing to purchase or sell Class R shares should contact Customer Service at 1-800-848-0920 for more information. Because Class R shares of the Fund are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available with a plan.

     A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase Class A, Institutional Service Class or Institutional Class shares of the Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Institutional Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

     5. The "DISTRIBUTION PLAN" section on page 19 of the Prospectus is deleted and replaced with the following:

     DISTRIBUTION  PLAN

     In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, and Class R shares of the Fund to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

     DISTRIBUTION  AND  SERVICE  FEES

     Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Fund pay the Distributor compensation which is accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:


     Class                   As a % of daily net assets
     -----------------------------------------------------------
     Class A shares         0.25% (distribution or service fee)
     Class B shares         1.00% (0.25% service fee)
     Class C shares         1.00% (0.25% service fee)
     Class R shares         0.50% (0.25% of which may be a service fee)


     Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

     Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

     6. The following new section will be added to page 21 of the Prospectus under DISTRIBUTION AND TAXES:

     TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

     When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a Fund are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

                              GARTMORE MUTUAL FUNDS

                      Gartmore Long-Short Equity Plus Fund

                  Prospectus Supplement dated October 29, 2003
                         (as revised December 18, 2003)
                           to Prospectus June 23, 2003

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The following information supplements the information in the "PERFORMANCE" section on page 5 in the Prospectus:

For the period January 1, 2003 to September 30, 2003 the Fund's average annual returns for the Class C shares before taxes and without sales charges (which includes performance of the Fund's predecessor) was 13.14%.

The following information replaces the fee table for the Fund in the Fund Summary, at page 6 in the Prospectus.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES1                 CLASS    CLASS    CLASS   INSTITUTIONAL   INSTITUTIONAL
FEES PAID DIRECTLY FROM             A        B        C        SERVICE          CLASS
YOUR INVESTMENT)                 SHARES   SHARES   SHARES       CLASS           SHARES
                                                                SHARES
------------------------------------------------------------------------------------------
Maximum Sales Charge             5.75%2   None       1.00%  None            None
(Load) Imposed on
Purchases (as a percentage of
offering price)
------------------------------------------------------------------------------------------
Maximum Deferred Sales           None3    5.00%4   1.00%5   None            None
Charge (Load) (as a percentage
of original purchase price or
sale proceeds, as applicable)
------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as        2.00%    2.00%    2.00%  2.00%           2.00%
a percentage of amount
redeemed or exchanged)6
------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING            CLASS    CLASS    CLASS    INSTITUTIONAL   INSTITUTIONAL
EXPENSE (DEDUCTED FROM           A        B        C        SERVICE         CLASS
FUND ASSETS)                     SHARES   SHARES   SHARES   CLASS           SHARES
                                                            SHARES
------------------------------------------------------------------------------------------
Management Fees                    1.50%    1.50%    1.50%  1.50%           1.50%
------------------------------------------------------------------------------------------
Distribution and/or                0.25%    1.00%    1.00%  None            None
Service (12b-1) Fees
------------------------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------------------------
Short Sale Dividend
Expenses7                          1.14%     1.14%   1.14%  1.14%           1.14%
------------------------------------------------------------------------------------------
Remainder of Other
Expenses                           0.45%     0.30%   0.30%  0.45%           0.30%
------------------------------------------------------------------------------------------
Other Expenses8                    1.59%     1.44%   1.44%  1.59%           1.44%
------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES9                3.34%     3.94%   3.94%  3.09%           2.94%
------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" on page 14.

3 A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a front-end sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares- Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class C shares" beginning on page 17.

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class C shares" beginning on page 17.

5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Redemption Fees" on page 18 and "Buying, Selling and Exchanging Fund Shares-Excessive Exchange Activity" on page 20.

7 The Fund's principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security ("short sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total Other Expenses" and "Total Annual Fund Operating Expenses". However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction.

8 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

9 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain expenses including, but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) to 1.95% for Class A, Class B, Class C, Institutional Service Class and Institutional Class shares at least through February 28, 2005. The Fund is authorized to reimburse GMF for management fees paid previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in this agreement. GMF may request and receive reimbursement of fees, waived or limited, and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

The following information replaces the "EXAMPLE" for the Fund in the Fund Summary on page 7 of the Prospectus.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
Class A Shares                      $892[1]  $  1,543  $  2,216  $   3,997
Class B Shares                      $   896  $  1,501  $  2,223  $   3,968
Class C Shares                      $   592  $  1,289  $  2,103  $   4,214
Institutional Service Class Shares  $   312  $    954  $  1,620  $   3,402
Institutional Class Shares          $   297  $    910  $  1,548  $   3,261

You would pay the following expenses on the same investment if you did not sell you shares2:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B Shares  $   396  $  1,201  $  2,023  $   3,968
Class C Shares  $   492  $  1,289  $  2,103  $   4,214

1    Assumes  a  CDSC  will  not  apply.

2 Expenses paid on the same investment in Class A, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The following sentence replaces the third sentence in the "INVESTMENT ADVISER" section beginning on page 10 of the Prospectus:

The total management fee paid by the Fund for the fiscal year ended June 30, 2003, expressed as a percentage of the Fund's average daily net assets, was 1.50%.

The "FINANCIAL HIGHLIGHTS" section beginning on page 22 of the Prospectus is replaced in its entirety with the following:

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Because the Montgomery Partners Long-Short Equity Plus Fund was reorganized into the Gartmore Long-Short Equity Plus Fund (which was a shell fund having no previous operations) as of June 23, 2003, the financial highlights shown here include information concerning the predecessor fund. The information for the fiscal years ended June 30, 2003, 2002, 2001, 2000 and 1999, and the fiscal year ended March 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request

GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND

                                                INVESTMENT  ACTIVITIES                                  DISTRIBUTIONS

                                   NET          NET          NET          TOTAL        NET         NET         TOTAL         NET
                                  ASSET     INVESTMENT     REALIZED       FROM      INVESTMENT  REALIZED   DISTRIBUTIONS    ASSET
                                  VALUE,      INCOME         AND       INVESTMENT     INCOME      GAINS                    VALUE,
                                BEGINNING     (LOSS)      UNREALIZED   ACTIVITIES                                            END
                                    OF                      GAINS                                                            OF
                                  PERIOD                   (LOSSES)                                                        PERIOD
                                                              ON
                                                         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended June 30, 2002 (d)  $    11.14        6.65         (6.90)       (0.25)           -         -               -   $ 10.89
Year Ended June 30, 2003 . . .  $    10.89   (0.08) (e)         0.14         0.06            -         -               -   $ 10.95

CLASS B SHARES
Period Ended June 30, 2002 (d)  $    11.14       (0.07)        (0.17)       (0.24)           -         -               -   $ 10.90
Year Ended June 30, 2003 . . .  $    10.90   (0.23) (e)         0.19        (0.04)           -         -               -   $ 10.86

CLASS C SHARES
Year Ended March 31, 1999. . .  $    11.83   (0.15) (e)         4.55         4.40            -     (1.10)          (1.10)  $ 15.13
Period Ended June 30, 1999 . .  $    15.13       (0.13)         3.01         2.88            -         -               -   $ 18.01
Year Ended June 30, 2000 . . .  $    18.01       (0.71)        12.41        11.70            -     (1.99)          (1.99)  $ 27.72
Year Ended June 30, 2001 . . .  $    27.72   (0.15) (e)        (8.43)       (8.58)           -     (9.12)          (9.12)  $ 10.02
Year Ended June 30, 2002 . . .  $    10.02       (0.66)        (0.31)       (0.97)           -         -               -   $  9.05
Year Ended June 30, 2003 . . .  $     9.05   (0.19) (e)         0.17        (0.02)           -         -               -   $  9.03





                                                                          RATIOS  /  SUPPLEMENTAL  DATA

                                   TOTAL       NET       RATIO       RATIO          RATIO            RATIO       PORTFOLIO
                                  RETURN      ASSETS      OF          OF             OF               OF          TURNOVER
                                    (A)         AT     EXPENSES       NET         EXPENSES            NET           (C)
                                               END        TO      INVESTMENT       (PRIOR         INVESTMENT
                                                OF      AVERAGE     INCOME           TO             INCOME
                                              PERIOD      NET       (LOSS)     REIMBURSEMENTS)      (LOSS)
                                              (000S)    ASSETS        TO             TO             (PRIOR
                                                                    AVERAGE        AVERAGE            TO
                                                                      NET            NET        REIMBURSEMENTS)
                                                                    ASSETS         ASSETS             TO
                                                                                     (B)            AVERAGE
                                                                                                      NET
                                                                                                    ASSETS
                                                                                                      (B)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended June 30, 2002 (d)  (2.24%) (f)  $    144  1.95% (g)  122.95% (g)        2.26% (g)      122.64% (g)        425%
Year Ended June 30, 2003 . . .        0.55%  $ 29,561      3.47%      (2.04%)            3.66%          (2.23%)        424%

CLASS B SHARES
Period Ended June 30, 2002 (d)  (2.15%) (f)  $    121  2.74% (g)  (1.45%) (g)        2.86% (g)      (1.57%) (g)        425%
Year Ended June 30, 2003 . . .      (0.37%)  $    141      3.73%      (2.31%)            4.54%          (3.12%)        424%

CLASS C SHARES
Year Ended March 31, 1999. . .       38.81%  $  6,425      3.10%      (1.10%)            4.54%          (2.54%)        226%
Period Ended June 30, 1999 . .   19.37% (f)  $  7,209  3.10% (g)  (3.07%) (g)        5.36% (g)      (5.33%) (g)         43%
Year Ended June 30, 2000 . . .       65.61%  $  9,927      2.82%      (2.65%)            4.67%          (4.50%)        204%
Year Ended June 30, 2001 . . .     (40.62%)  $  3,102      3.04%      (1.51%)            3.82%          (2.29%)        143%
Year Ended June 30, 2002 . . .     (17.65%)  $  1,819      3.28%      (5.41%)            3.71%          (5.84%)        425%
Year Ended June 30, 2003 . . .      (0.22%)  $  1,323      3.72%      (2.31%)            4.54%          (3.13%)        424%

(a)  Excludes  sales  charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(d) For the period from October 31, 2001 (commencement of operations) through June 30, 2002.

(e) Net investment income (loss) is based on average shares outstanding during the period.

(f)  Not  annualized.

(g)  Annualized.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE

--------------------------------------------------------------------------------

                              GARTMORE MUTUAL FUNDS

                      Gartmore Long-Short Equity Plus Fund


                                   PROSPECTUS
                                  June 23, 2003

WWW.GARTMOREFUNDS.COM


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


--------------------------------------------------------------------------------

TABLE OF CONTENTS

FUND SUMMARY . . . . . . . . . . . . . . .           2
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUND. . . . . . . . . . . .           8
Temporary Investments
Principal Investments and Techniques
Other Principal Risks

MANAGEMENT . . . . . . . . . . . . . . . .          10
Investment Adviser
Multi-Manager Structure
Subadviser

BUYING, SELLING AND EXCHANGING FUND SHARES          12
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares

DISTRIBUTIONS AND TAXES. . . . . . . . . .          21
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distributions
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares
Non-U.S. Investors

FINANCIAL HIGHLIGHTS . . . . . . . . . . .          22

ADDITIONAL INFORMATION . . . . . . . . . .  BACK COVER

                                        1
--------------------------------------------------------------------------------

FUND  SUMMARY

This prospectus provides information about one fund (the "Fund") offered by Gartmore Mutual Fund (the "Trust") - the Gartmore Long-Short Equity Plus Fund. The following sections summarize key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund" beginning on page
8. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund uses investment approaches that may present substantially higher risks and greater volatility than with most mutual funds. The Fund is not appropriate for conservative investors. The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

The  Fund  has  the  following  share  classes:

-     Class  A
-     Class  B
-     Class  C
-     Institutional  Service  Class
-     Institutional  Class

The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that is right for you.

The fees and expenses for the Fund are set forth in the Fund Summary. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 12.

The Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust ("GMF"), as the Fund's investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with GMF, for the Fund without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See "Management-Multi-Manager Structure" for more information.

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FUND  SUMMARY  -  GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The Fund seeks long-term capital appreciation with a total return greater than the Standard & Poor's ("S&P") 500 Index.1

Gartmore Mutual Fund Capital Trust ("GMF") has selected SSI Investment Management, Inc. ("SSI") as the Fund's subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in long and short positions in equity securities of publicly traded companies in the United States. The Fund's investment process offers the potential for returns over the S&P 500 Index, the Fund's benchmark, with a slightly higher risk profile than that of the index. The Fund also seeks to protect capital during market declines. The Fund's investment process combines positions in S&P 500 Index instruments, primarily index swaps with a generally "market-neutral" exposure in individual long and short positions in equity securities. S&P 500 Index swaps (which generally involve a counter-party paying the Fund a rate of return which is based on the performance of the S&P 500 Index in return for the Fund paying that counterparty a rate which is based on the London Interbank Offered Rate ("LIBOR")) are purchased in order to capture the returns of the S&P 500 Index. The Fund generally attempts to enter into S&P 500 Index swap agreements with "notional amounts" approximating the total value of the Fund's net assets. The counterparty and federal regulations require that the Fund hold (segregate) a portion of the Fund's assets in cash or cash equivalents (i.e., money market obligations) to cover the amount owed by the Fund, if any, to the counterparty under the swap agreements.

Simultaneously, SSI provides active management of the Fund's "market-neutral" long and short assets seeking to add incremental return above that of the S&P 500 Index without regard to general market movement. The Fund's "market-neutral" component seeks to neutralize overall stock market risks by taking offsetting long and short positions in common stocks. This component of the Fund holds a broadly diversified portfolio of common stocks long and a different, broadly diversified portfolio of common stocks short. Additionally, it is both sector- and capitalization-neutral so that it will hold almost the same amount of equity securities long and short in each sector in which it invests and with respect to each market capitalization category. The "market-neutral" component of the Fund attempts to generate positive returns in most advancing and declining markets. Therefore, the Fund's "market-neutral" component has a low correlation to the performance of the overall stock markets.

Using quantitative and fundamental analysis, SSI buys stocks "long" that SSI believes will perform better than their peers, and sells stocks "short" that SSI believes will underperform their peers. With a long position, the Fund purchases a stock outright, whereas with a short position the Fund sells a security that it has borrowed. SSI typically maintains an equal amount of long and short positions with respect to 90 to 95% of the Fund's portfolio. The Fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security.

SSI  uses several value and growth factors to evaluate the securities purchased.

These  factors  include, but are not limited to:
-    Direction,  timing  or  momentum  of  price  movements
-    Price  to  earnings  ratio
-    Cash  flow  analysis
-    Dividend  discount  model
-    Trading  activity

SSI may participate in frequent portfolio transactions, which will lead to higher transaction costs and additional tax consequences, if SSI believes that either the long- or the short-term benefits of frequent portfolio trading outweigh such costs.

SHORT  SALES:

Selling a security the Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

SWAP AGREEMENTS are two-party contracts entered into primarily for periods ranging from a few weeks to several years. They provide for the risks and rewards of ownership without holding the actual underlying security. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The returns earned or realized that are swapped between the parties are calculated with respect to "notional amount", which is an arbitrary or fictional amount (in U.S. dollars or other currency) selected by the parties and acts as the multiplier for the returns that are swapped. The larger the notional amount, the greater the potential gain or loss for the Fund will be. The Fund primarily focuses on S&P 500 Index swaps.

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1 The S&P 500 Index is a registered trademark of The McGraw-Hill Companies, Inc. which does not sponsor and is in no way affiliated with the Fund.

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FUND  SUMMARY  -  GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by SSI's ability to assess economic conditions and investment opportunities.

In addition to stock market risk as described below, the Fund uses investment techniques and strategies that may present substantially higher risks and greater volatility than most other mutual funds. The Fund seeks to increase return by using short sales and other forms of volatile financial derivatives, primarily swap agreements. The Fund is not appropriate for conservative investors.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SHORT SALES RISK. Short sales are the sale of a security the Fund does not own in the hope of buying the same security at a later date at a lower price. The Fund is required to borrow the security to deliver it to the buyer and is obligated to return the security to the lender at some later date. Short sales involve the risk that the price of the security sold short increases from the time the security is sold short to the date the Fund purchases the security to replace the borrowed security. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

DERIVATIVES RISK. The Fund will invest in derivatives, primarily swaps. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment; for the Fund, the contract value will generally be based on the

S&P 500 Index. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

SWAP RISK. Swap agreements are synthetic instruments that provide for the risks and rewards of ownership without holding the actual equity security or other underlying security. Swap agreements are private contracts involving the obligation of each party to exchange specified payments, which may be based on the value of an index or asset, with the other party at specified times. The profit or loss of an equity swap agreement is determined by the price movement in the underlying security or instrument, a fixed percentage of any dividends paid and the underlying financing rate agreed to by the parties. For swap agreements the financing rate is a fixed term interest rate.

PORTFOLIO TURNOVER RISK. SSI may engage in active and frequent trading of securities if it believes doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.
For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 8.

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FUND  SUMMARY  -  GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND

PERFORMANCE

The returns depicted below were attained by the Fund's predecessor, the Montgomery Partners Long-Short Equity Plus Fund.

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class C shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class C shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and afer-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  C  SHARES1  (YEARS  ENDED  DECEMBER  31)

1998      41.98%
1999     133.14%
2000     -25.05%
2001     -22.61%
2002     -17.47%

Best  Quarter:       59.92%     4th  qtr.  of  1999
Worst  Quarter:     -22.95%     4th  qtr.  of  2000

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1 These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.


                                                  ONE     FIVE      SINCE
AVERAGE ANNUAL RETURNS-AS OF DECEMBER31, 20021   YEAR    YEARS   INCEPTION2
----------------------------------------------------------------------------
Class A shares - Before Taxes3 . . . . . . . .  -21.56%  10.80%       10.80%
----------------------------------------------------------------------------
Class Bshares-BeforeTaxes3 . . . . . . . . . .  -21.36%  11.80%       11.80%
----------------------------------------------------------------------------
Class Cshares -Before Taxes. . . . . . . . . .  -19.11%   9.43%        9.43%
----------------------------------------------------------------------------
Class C shares - After Taxes on Distributions.  -19.11%   5.11%        5.11%
----------------------------------------------------------------------------
Class C shares - After Taxes on
Distributions and Sale of Fund Shares. . . . .  -11.73%   6.93%        6.93%
----------------------------------------------------------------------------
Institutional Service Class shares
- Before Taxes4. . . . . . . . . . . . . . . .  -16.68%  12.14%       12.14%
----------------------------------------------------------------------------
Institutional Class shares - Before Taxes4 . .  -16.68%  12.14%       12.14%
----------------------------------------------------------------------------
S&P500 Index5. . . . . . . . . . . . . . . . .  -22.10%  -0.59%       -0.59%
----------------------------------------------------------------------------

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1 These returns reflect performance after sales charges and expenses are deducted, and were attained by the Fund's predecessor, the Montgomery
     Partners  Long-Short  Equity  Plus  Fund.
2 The Fund's predecessor Fund, the Montgomery Partners Long-Short Equity Plus Fund, commenced operations for its Class C shares and Class R shares on December 31, 1997, and commenced operations for its Class A shares and Class B shares on October 31, 2001. As of June 23, 2003, the Gartmore Long-Short Equity Plus Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Montgomery Partners Long-Short Equity Plus Fund. At that time the Gartmore Long-Short Equity Plus Fund took on the performance of the Montgomery Partners
     Long-Short  Equity  Plus  Fund.
3 These returns through October 31, 2001, are based on the performance of the Fund's predecessor'sClass R shares which was achieved prior to the creation of Class A and Class B shares. In addition, these returns from November 1, 2001 through December 31, 2002, are based on the performance of the Fund's predecessor'sClass A and Class B shares, respectively. Excluding the effects of any fee waivers or reimbursements, Class R shares' average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class R sharesand Class Ashareshadthesame expenses afterwaivers. For Class A and Class B shares, these returns have been restated for sales charges, but Class B sharesdo not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
4 These returns through December 31, 2002, are based on the performance of the Fund's predecessor Class R shares which was achieved prior to the creation of Institutional Service Class and Institutional Class shares and do not reflect the lower expenses of the Institutional Service Class and Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, Class R shares' average annual total returns are similar to what Institutional Service Class and Institutional Class shares would have produced because Institutional Service Class and Institutional Class shares invest in the same portfolio of securities as Class R shares.
5 The S&P 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large
     U.S. companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual returns of this Index would be lower.

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FUND  SUMMARY  -  GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund



SHAREHOLDER FEES1                               INSTITUTIONAL
(PAID DIRECTLY        CLASS    CLASS    CLASS      SERVICE      INSTITUTIONAL
FROM YOUR               A        B        C         CLASS           CLASS
INVESTMENT)          SHARES   SHARES   SHARES       SHARES          SHARES
---------------------------------------------------------------------------
Maximum Sales
Charge (Load)
imposed on
purchases (as a
percentage of
offering price) . .  5.75%2   None       1.00%  None            None
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Maximum Sales
Charge (Load)
imposed on
redemptions
(as a percentage
of original
purchase price
or sale proceeds,
as applicable). . .  None3    5.00%4   1.00%5   None            None
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Redemption/
Exchange Fee
(as a percentage
of amount
Redeemed
or exchanged)6. . .    2.00%    2.00%    2.00%           2.00%           2.00%

ANNUAL FUND                                     INSTITUTIONAL
OPERATING EXPENSES.  CLASS    CLASS    CLASS    SERVICE         INSTITUTIONAL
(DEDUCTED FROM. . .  A        B        C        CLASS           CLASS
FUND ASSETS). . . .  SHARES   SHARES   SHARES   SHARES          SHARES
------------------------------------------------------------------------------
Management Fees . .    1.50%    1.50%    1.50%           1.50%           1.50%
------------------------------------------------------------------------------
Distribution
and/or
Service (12b-1)
Fees. . . . . . . .    0.25%    1.00%    1.00%  None            None
------------------------------------------------------------------------------
Other Expenses7 . .    0.45%    0.30%    0.30%           0.45%           0.30%
------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES8 . . . . .    2.20%    2.80%    2.80%           1.95%           1.80%

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1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" on page 14.
3 A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a front-end sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 17. 4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page 17. 5 A CDSC of 1% is charged when you sell Class C shares within the first year after  purchase.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Redemption Fees" on page 18 and "Buying, Selling and Exchanging Fund Shares-Excessive Exchange Activity" on page 20.
7 "Other Expenses" have been restated to reflect the fees under the fund administration, transfer agency and custody agreements and the administration services fees applicable to the Fund, but not for the Fund's predecessor during all of the prior fiscal year.
8 GMF and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, Rule 12b-1 fees and administrative services fees) to 1.95% for Class A, Class B, Class C, Institutional Service Class and Institutional Class shares at least through February 28, 2005. The Fund is authorized to reimburse GMF for management fees paid previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees, waived or limited, and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

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FUND  SUMMARY  -  GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
Class A shares . . . . . . . . . .  $  7851  $  1,224  $  1,687  $   2,963
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Class B shares . . . . . . . . . .  $   783  $  1,168  $  1,679  $   2,919
--------------------------------------------------------------------------
Class C shares . . . . . . . . . .  $   481  $    959  $  1,564  $   3,197
--------------------------------------------------------------------------
Institutional Service Class shares  $   198  $    612  $  1,052  $   2,275
--------------------------------------------------------------------------
Institutional Class shares . . . .  $   183  $    566  $    975  $   2,116
--------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares2:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
Class B shares                      $   283  $    868  $  1,479  $   2,919
--------------------------------------------------------------------------
Class C shares                      $   380  $    959  $  1,564  $   3,197

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1    Assumes  a  CDSC  will  not  apply.
2 Expenses paid on the same investment in Class A, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

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MORE  ABOUT  THE  FUND

TEMPORARY  INVESTMENTS

Generally, the Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's subadviser believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the Investment Company Act of 1940, as amended, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Fund may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information (SAI) contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

SHORT SALES. When SSI believes that a security is overvalued, it may sell the security "short" and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit by purchasing at a lower price and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

Until the Fund replaces a borrowed security, it will designate sufficient U.S. government securities, other liquid debt securities, equity securities or cash to cover any difference between the value of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

EQUITY SWAP CONTRACTS. In an equity swap contract, the counterpar-ty generally agrees to pay the Fund the amount, if any, by which the notional amount of the equity swap contract (i.e., the fixed percentage of the cost for the underlying security) would have increased in value had it been invested in the basket of stocks (i.e., the stocks comprising the S&P 500 Index), plus the dividends that would have been received on those stocks. The Fund is likely to purchase S&P 500 Index swaps. In the swap transactions that the Fund will normally use, the Fund agrees to pay the broker-dealer interest at a given rate, such as LIBOR, on a notional amount that equals 90-95% of the net asset value of the securities held long by the Fund and any decrease in the return on the S&P 500 Index below a set value multiplied by the notional amount and, in exchange, the broker-dealer will agree to pay the Fund any increase in the return on the S&P 500 Index above the set value multiplied by the notional amount plus certain dividends. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Fund had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Fund on the notional amount. Therefore, the Fund will generally realize a loss if the value of the S&P 500 Index declines and will generally realize a gain if the value of the S&P 500 Index rises. The Fund will enter into equity swap contracts only on a net basis, i.e., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments.

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MORE  ABOUT  THE  FUND

MONEY  MARKET  OBLIGATIONS.  These  include

-    U.S.  government  securities  with remaining maturities of 397 days or less
- Commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)
- Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency
- Short-term obligations rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)
- Repurchase agreements relating to debt obligations that the Fund could purchase directly
- Unrated debt obligations with remaining maturities of 397 days or less that are determined by SSI to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but they are high quality investments that offer a fixed rate of return, as well as liquidity.

OTHER  PRINCIPAL  RISKS

DERIVATIVES RISK. Derivatives are volatile and involve significant risks, which may include:

- LEVERAGE RISK. The risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
- CREDIT RISK. The risk that the counterparty (the party with which the Fund has contracted) on a derivatives transaction will fail to fulfill its financial obligation to the Fund.
- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
- CORRELATION RISK. The risk that the price of the derivative and movements in the prices of the assets being hedged do not move as expected.

EQUITY SWAPS RISK. Under each swap agreement transaction, the Fund will generally have only the rights and obligations to receive or pay in cash an amount that represents the difference in the relative values of the investment positions held by each party to the swap transaction and the Fund will not receive or pay any securities in kind.

- Multiplying Effect of Long-Short and Swaps Positions and Asset Segregation Requirements. The Fund's use of both long and short positions and swap positions may have a multiplying effect on the gains and losses experienced by the Fund and the related segregation requirements.
     - For losses, if the securities index drops in value, the Fund will be obligated to pay both the notional amount multiplied by the interest rate, and multiplied by the reduction in the rate of return of the index (minus any dividends on securities in the index), and will have to segregate assets to cover this obligation. The Fund will have to cover its swaps obligation with segregated assets, at a time when the Fund has less assets to do so, because while the Fund's short position will have increased in value, its long position will have decreased in value, offsetting such increase. Consequently, the Fund may have to settle out of a portion of its short positions and sell securities at a loss or lower return, when the index is less in value, to meet its swaps asset segregation requirements. If the securities sold short by the Fund are different from the securities underlying the index used for the swaps, the Fund could experience the losses from its swap transactions, as described above, and losses from its long-short positions, where the price of the securities sold short rises above the price at which the securities were sold. In this case, if the Fund had to use its long position in securities for segregated assets to cover its swap transactions losses, it may have to settle out some of its short positions at a loss.
     - For gains, if the securities index climbs in value, the Fund will be obligated to pay only the notional amount multiplied by the interest rate and will have the right to receive the increase in the rate of return of the index multiplied by the notional amount (plus any dividends on securities in the index), and will have to segregate less assets to cover this obligation.
- Illiquidity. Because the swap transactions may have terms of greater than seven days, such transaction may be considered to be illiquid with the result that a Fund's assets segregated to meet its obligations would now be available to meet the Fund's liquidity needs. Thus the Fund may have to sell or close out of investments at a loss or lower return to meet its liquidity needs.
- Additional Regulation. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation and adverse tax positions taken by the Internal Revenue Service, could adversely effect a Fund's ability to enter into swap agreements, terminate existing swap agreements, realize amounts to be received under swap agreements or avoid adverse tax consequences.

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MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Board of Trustees, GMF allocates the Fund's assets among one or more subadvisers and evaluates and monitors the performance of such subadvisers. GMF is authorized to select and place portfolio investments on behalf of the Fund. However, GMF does not intend to do so at this time. GMF was organized in 1999 and advises mutual funds. As of March 31, 2003, GMF and its affiliates had approximately $32.2 billion in assets under management, including approximately $16.6 billion managed by GMF.

The Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The annual management fee payable by the Fund, expressed as a percentage of the Fund's average daily net assets, is 1.50% of the first $250 million of net assets; and 1.25% of net assets over $250 million. The total management fee paid by the Fund for the fiscal year ended June 30, 2002, expressed as a percentage of the Fund's average daily net assets, was 1.50%. Because the Montgomery Partners Long-Short Equity Plus Fund, the Fund's predecessor, was reorganized into the Gartmore Long-Short Equity Plus Fund (which was a shell fund having no previous operations) as of June 23, 2003, the management fee shown here was paid by the predecessor fund for the fiscal year ended June 30, 2002.

MULTI-MANAGER  STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate a subadviser (except hiring a subadviser which is an affiliate of GMF) without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with a non-affiliate subadviser with Board of Trustee approval but without shareholder approval. Currently, the Fund is subadvised by SSI. If a new non-affiliate subadviser is hired for the Fund, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Fund to operate more efficiently and with greater flexibility.

GMF provides the following oversight and evaluation services to the Fund:

-    performing  initial  due diligence on prospective subadvisers for the Fund.
- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations.
-    communicating  performance expectations and evaluations to the subadvisers.
- ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.

GMF does not expect to recommend frequent changes of subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or the Fund will obtain favorable results at any given time.

SUBADVISER

SSI Investment Management, Inc., 357 N. Canyon Drive, Beverly Hills, California, 90210 ("SSI"), is the subadviser of the Fund. Subject to the supervision of GMF, SSI manages the Fund's assets in accordance with the Fund's investment objective and strategies. SSI makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

SSI was founded in 1973. As of December 31, 2002, SSI managed over $900 million, primarily on behalf of institutional investors.

Out of its management fee, GMF pays SSI an annual subadvisory fee, based on the Fund's average daily net assets, of 1.00% of the first $50 million of net assets; and 0.75% of net assets over $50 million.

PORTFOLIO  MANAGERS

SSI takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one portfolio manager. The following describes the persons primarily responsible for day-to-day management of the Fund
..
John Gottfurcht co-founded SSI in 1973 and is a pioneer of market-neutral investment strategies. He has over 35 years of experience managing investment portfolios. Mr. Gottfurcht has served as SSI's President since 1987 and is Chairman of the Portfolio Management Committee.

George Douglas is responsible for daily management of the Fund's investment portfolio and directing SSI's research process. Mr. Douglas has 26 years of experience in quantitative equity research and portfolio management and attended the University of Wisconsin, where he earned an M.B.A. degree in Finance, an M.S. degree in Statistics, and a B.S. degree in Mathematics. He has been Vice President and Chief Investment Officer at SSI since 1994.

Kenneth Raguse is responsible for analyzing investments in consumer products, technology, media and healthcare. He has over 12 years of experience in portfolio management and holds an M.S. Degree in Finance and a B.S. Degree in Economics, both from the University of


                                       10
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MANAGEMENT

Wisconsin. He has been Vice President and Senior Portfolio Analyst at SSI since 1997.

David Rosenfelder is responsible for analyzing investments in capital goods, basic materials, defense/aerospace and transportation. Mr. Rosenfelder has over 19 years of experience in portfolio management and holds an M.B.A. degree in Finance from UCLA's Anderson School of Management, and a B.S. degree in Accounting from California State University, Los Angeles. He has been Vice President and Senior Portfolio Analyst at SSI since 1995.

Tim Ruiz is responsible for analyzing investments in finance, energy, REITs and utilities. He possesses over 12 years of experience in portfolio management and holds a B.S. degree in Finance from California State University, Los Angeles. He has been Vice President and Senior Portfolio Analyst at SSI since 2000, and was a Trader and Equity Analyst for SSI's investment portfolios from 1992 to 2000.

                                       11
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summary, the Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Fund are available to all investors; Institutional Service Class and Institutional Class shares are available to a limited group of investors.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:
-    Class  A  shares
-    Class  C  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:

-    Class  B  shares  if  you  sell  your  shares  within six years of purchase
-    Class  C  shares  if  you  sell  your  shares  within  one year of purchase

No  Sales  Charges on Institutional Service Class or Institutional Class shares.

Sales charges are paid to the Fund's distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

WHEN  CHOOSING  A  SHARE  CLASS,  CONSIDER  THE  FOLLOWING:


CLASS A SHARES                             CLASS B SHARES                         CLASS C SHARES
-------------------------------------------------------------------------------------------------------
Front-end sales charge . . . .  No front-end sales charge,             Front-end sales charge means
means that a portion of . . .   so your full investment                that a portion of your initial
your initial investment goes .  immediately goes toward                investment goes toward the sales
toward the sales charge,        buying shares                          charge and is not invested.
and is not invested. . . . . .                                         Front-end Sales Charge on Class C
                                                                       is lower than Class A Shares
---------------------------------------------------------------------------------------------------------
Reductions and waivers of. . .  No reductions of the CDSC              Like Class B shares, no reductions
the sales charge available . .  available, but waivers available       of the CDSC are available,
                                                                       but waivers are available
---------------------------------------------------------------------------------------------------------
Lower expenses than Class B. .  Higher distribution and service fees   Higher distribution and service fees
and Class C shares mean higher  than Class A shares mean higher        Than Class A shares mean higher
Dividends per share             fund expenses and lower dividends      fund expenses and lower
                   . . . . . .  per share                              dividends per share
---------------------------------------------------------------------------------------------------------
Conversion features are. . . .  After seven years, Class B             Unlike Class B shares, Class C
not applicable . . . . . . . .  shares convert into Class A            shares do not automatically convert
                                shares, which reduces your             into another class
                                future fund expenses
---------------------------------------------------------------------------------------------------------
No sales charge when shares     CDSC if shares are sold within         CDSC of 1% is applicable if shares
are sold back to a Fund1    .   six years: 5% in the first year,       are sold in the first year after
        . . .                   4% in the second, 3%  purchase
                                in the third and fourth years
                                2% in the fifth, and
                                1% in the sixth year
---------------------------------------------------------------------------------------------------------
No maximum investment limit     Investments of $250,000 or more        Investments of $1,000,000 or more
                           . .  may be rejected2                       may be rejected3

---------------
1 A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid.
2    This  limit  was  calculated  based  on  a  seven  year  holding  period.
3    This  limit  was  calculated  based  on  a  one  year  holding  period.

                                       12
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

Class A, Class B and Class C shares each pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the Class A and Institutional Service Class shares.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class or Institutional Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Fund reserves the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 701/2 years old and older.

For investors who are eligible to purchase Institutional and Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of the Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund, allocable to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information.

The  Fund  does  not  calculate  NAV  on  the  following  days:

-    New  Year's  Day
-    Martin  Luther  King,  Jr.  Day
-    Presidents'  Day
-    Good  Friday
-    Memorial  Day
-    Independence  Day
-    Labor  Day
-    Thanksgiving  Day
-    Christmas  Day
-    Other  days  when  the  New  York  Stock  Exchange  is  not  open.


MINIMUM INVESTMENT -
CLASS A, B, & C SHARES
To open an account (per Fund). . . . .  $    2,000
--------------------------------------------------
To open an IRA account (per Fund). . .  $    1,000
--------------------------------------------------
Additional investments (per Fund). . .  $      100
--------------------------------------------------
To start an Automatic
Asset Accumulation Plan. . . . . . . .  $    1,000
--------------------------------------------------
Additional Automatic Asset
Accumulation Plan Transaction. . . . .  $       50
--------------------------------------------------
MINIMUM INVESTMENT -
INSTITUTIONAL SERVICE CLASS SHARES
To open an account (per Fund) $50,000
--------------------------------------------------
Additional investments . . . . . . . .        None
--------------------------------------------------
MINIMUM INVESTMENT -
INSTITUTIONAL SERVICE CLASS
To open an account
(per Fund) . . . . . . . . . . . . . .  $1,000,000
--------------------------------------------------
Additional investments . . . . . . . .        None

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
- tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are com- pensated by the Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment dis- cretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administra- tive service fee
- registered investment advisers investing on behalf of institu- tions and high net-worth individuals where the adviser is com- pensated by the Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an invest- ment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.

                                       13
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

The  Fund  reserves  the  right  not  to  determine  NAV  when:
-    It  has  not  received  any  orders  to  purchase, sell or exchange shares.
-    Changes  in  the  value  of  the  Fund's  portfolio  do not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust (GSA), as the Fund's administrator, or its agent, determines a price does not represent fair value, the Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Fund reserve the right to accept payment for shares in the form of securities that are permissible investments for the Fund.

WHO  CAN  BUY  INSTITUTIONAL  CLASS  SHARES

The Institutional Class shares are available for purchase only by the following:
-    funds  of funds offered by the Distributor or other affiliates of the Trust
- tax-exempt employee benefit plans if no third party administra- tor for the plan receives compensation from the Fund
- institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment dis- cretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative serv- ice fee
- registered investment advisers investing on behalf of institu- tions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser is affiliated or associat- ed with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The chart below shows the applicable Class A front-end sales charges, which decrease as the amount of your investment increases.


                                                         DEALER
                              SALES CHARGE             COMMISSION
                                 AS A                     AS A
                             PERCENTAGE OF            PERCENTAGE OF
                         OFFERING        AMOUNT         OFFERING
AMOUNT OF PURCHASE .      PRICE         INVESTED        PRICE
-------------------------------------------------------------------
Less than $50,000. .       5.75%           6.10%        5.00%
-------------------------------------------------------------
50,000 to $99,999 .        4.75            4.99         4.00
-------------------------------------------------------------
100,000 to $249,999        3.50            3.63         3.00
-------------------------------------------------------------
250,000 to $499,999        2.50            2.56         2.00
-------------------------------------------------------------
500,000 to $999,999        2.00            2.04         1.75
-------------------------------------------------------------
1 million or more .        None            None          None

CLASS  C  SHARES

Sales of Class C shares will be charged a front-end sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Fund of $1 million or more. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 1.00% if you redeem any Class A shares within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The above tables show how the sales charge decreases as the amount of your investment increases.
- Family Member Discount. Members of your family who live at the same address can combine investments in the Gartmore Funds, possibly reducing the sales charge.

                                       14
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

- Lifetime Additional Discount. You can add the value of any of the Gartmore Funds' Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor
- Any person who pays for the shares with the proceeds of one of the following sales:
-    Sales  of  non-Gartmore  Fund  shares
- Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead
- Any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global

Focus  Fund,  or  Montgomery  Partners  Long-Short  Equity  Plus  Fund.

- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.
- Trustees and retired Trustees of the Trust (including its predecessor trusts)
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grand-children) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF, GSA and their affiliates.
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.)

Additional  investors eligible for sales charge waivers may be found in the SAI.

WAIVER  OF  CLASS  C  SALES  CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons. The front-end sales charge applicable to Class C shares also will be waived for shareholders in Class C of the Montgomery Global
Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Long-Short Equity Plus Fund.

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may

                                       15
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY MAIL. Complete and mail the application with a personal check made payable to: Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Fund will not accept third-party checks or money orders.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download the Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS     1-800-848-0920

Our customized voice-response system, available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials.

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Fund may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

                                       16
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

the market value of the Fund's investments at the time of the sale. Payment for shares you recently purchased may be delayed up to 10 business days from the date of purchase to allow time for the check to clear.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell.

The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances the Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about the Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

  A signature guarantee is required under the following circumstances:

-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The amount of the sales charge will decrease as illustrated in the following chart:

                                                                         7 YEARS
SALE WITHIN.  1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   OR MORE
--------------------------------------------------------------------------------
Sales charge       5%        4%        3%        3%        2%        1%       0%

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

                    $1 MILLION TO   $4 MILLION TO   $25 MILLION OR
AMOUNT OF PURCHASE  $   3,999,999   $  24,999,999   OR MORE
-------------------------------------------------------------------
Amount of CDSC . .           1.00%           0.50%            0.25%

The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Fund is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC. All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC on Class B or Class C shares you paid into your account. We will also waive the CDSC on Class B or Class C if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 701/2 years. For more information, see the SAI.

                                       17
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

REDEMPTION  FEES

The Fund will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days.
The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

HOW  TO  PLACE  YOUR  SALE  ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature Guarantee-Class A, Class B and Class C shares". Eligible entities wishing to sell Institutional Service Class or Institutional Class shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE. Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the voice response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

THROUGH OUR CUSTOMER SERVICE LINE. Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Fund may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Gartmore Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Fund reserves the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

CAPITAL  GAINS  TAXES

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling Fund Shares" on page 20.

                                       18
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to redeem Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

If the value of your Class A, B or C shares of the Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B and Class C shares of the Fund to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B and Class C shares of the Fund pay the Distributor compensation which is accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:

Class               As a % of daily net assets
---------------------------------------------------
Class A shares  0.25% (distribution or service fee)
---------------------------------------------------
Class B shares  1.00% (0.25% service fee)
---------------------------------------------------
Class C shares  1.00% (0.25% service fee)

Institutional  Class  and  Institutional Service Class shares pay no 12b-1 fees.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

You can exchange the shares you own for shares of another fund within Gartmore Funds (except the Gartmore Morley Capital Accumulation Fund) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of the Fund for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund. If you exchange Prime Shares of the Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A,

CAPITAL  GAINS  TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes-Exchanging Fund Shares" on page 21.

                                       19
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

Class B, Class C, Institutional Service Class and Institutional Class shares of the Fund. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

EXCESSIVE  EXCHANGE  ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of the Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from one of these funds or exchanged out of one of these funds into another Gartmore fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

FUND EXCHANGE FEE
----------------------------------------------------
Gartmore Long-Short Equity Plus Fund . . . .  .2.00%

Gartmore Emerging Markets Fund . . . . . . .  .2.00%

Gartmore International Growth Fund . . . . .   2.00%

Gartmore International Small Cap Growth Fund   2.00%

Gartmore Global Financial Services Fund. . .   2.00%

Gartmore Global Utilities Fund . . . . . . .   2.00%

Gartmore Global Health Sciences Fund . . . .   2.00%

Gartmore Worldwide Leaders Fund. . . . . . .  .2.00%

Gartmore Nationwide Leaders Fund . . . . . .   2.00%

Gartmore U.S. Growth Leaders Fund. . . . . .  .2.00%

Gartmore Global Technology and
Communications Fund. . . . . . . . . . . . .  .2.00%

Gartmore Micro Cap Equity Fund . . . . . . .   1.50%

Gartmore Mid Cap Growth Fund . . . . . . . .   1.50%

Gartmore Millennium Growth Fund. . . . . . .   1.50%

Gartmore Value Opportunities Fund. . . . . .  .1.50%

Nationwide Small Cap Fund. . . . . . . . . .   1.50%

The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

                                       20
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DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, the Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported on a Form 1099, which we will send to you during tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by the Fund (meaning the gains from sales of securities over any losses from sales), will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as such no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%. The tax status of capital gains distributed to you during the year will be reported on a Form 1099. You will incur tax liability on distributions whether you take payment in cash or reinvest them to purchase additional Fund shares. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING  DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash in writing if distributions are in excess of $5. You will be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be can-celled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding. You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such distributions and proceeds.

When withholding is required, the amount will be 30% for calendar year 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

STATE  AND  LOCAL  TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING  FUND  SHARES

When you sell your shares in the Fund, you may realize a capital gain or loss, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, as are interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

EXCHANGING  FUND  SHARES

Exchanging your shares of a Fund for another Fund within the Gartmore Funds is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset certain capital gains you may have.

NON-U.S.  INVESTORS

Non-U.S. Investors may be subject to U.S. withholding of estate tax and are subject to special U.S. tax certification requirements.

                                       21
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FINANCIAL  HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Because theMontgomery Partners Long-Short Equity Plus Fund was reorganized into the Gartmore Long-Short EquityPlus Fund (which was a shell fund having no previous operations) as of June 23, 2003, the financialhighlights shown here are for the predecessor fund.

The information for the fiscal years ended June 30, 2002, 2001, 2000 and 1999, and the fiscal year ended March 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request

                                       22
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FINANCIAL  HIGHLIGHTS

GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND*


                                                INVESTMENT ACTIVITIES                           DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                                  NET
                                                             REALIZED AND
                                      NET           NET       UNREALIZED       TOTAL
                                 ASSET VALUE,   INVESTMENT       GAINS         FROM         NET         NET
                                   BEGINNING      INCOME      (LOSSES) ON   INVESTMENT   INVESTMENT  REALIZED       TOTAL
                                   OF PERIOD      (LOSS)      INVESTMENTS   ACTIVITIES     INCOME      GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended June 30, 2002. . . .  $       11.14        6.65          (6.90)       (0.25)           -         -               -
Period Ended December 31, 2002
(unaudited) . . . . . . . . . .  $       10.89       (0.09)         (0.87)       (09.6)           -         -               -


CLASS B SHARES
Year Ended June 30, 2002. . . .  $       11.14       (0.07)         (0.17)       (0.24)           -         -               -
Period Ended December 31, 2002
(unaudited) . . . . . . . . . .  $       10.90       (0.10)         (0.89)       (0.99)           -         -               -

CLASS C SHARES
Year Ended March 31, 1999 (d) .  $       11.83       (0.15)          4.55         4.40            -     (1.10)          (1.10)
Year Ended June 30, 1999 (e). .  $       15.13       (0.13)          3.01         2.88            -         -               -
Year Ended June 30, 2000. . . .  $       18.01       (0.71)         12.41        11.70            -     (1.99)          (1.99)
Year Ended June 30, 2001(d) . .  $       27.72       (0.15)         (8.43)       (8.58)           -     (9.12)          (9.12)
Year Ended June 30, 2002. . . .  $       10.02       (0.66)         (0.31)       (0.97)           -         -               -
Period Ended December 31, 2002
(unaudited) . . . . . . . . . .  $        9.05       (0.18)         (0.64)       (0.82)           -         -               -

                                                                                 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------

                                                                                        RATIO OF NET
                                                                                         INVESTMENT       RATIO OF
                                                                                           INCOME         EXPENSES
                                      NET                     NET ASSETS    RATIO OF       (LOSS)         (PRIOR TO
                                 ASSET VALUE,                 AT END OF     EXPENSES     TO AVERAGE    REIMBURSEMENTS)
                                    END OF         TOTAL        PERIOD     TO AVERAGE        NET         TO AVERAGE
                                    PERIOD      RETURN (A)      (000S)     NET ASSETS      ASSETS      NET ASSETS (B)
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended June 30, 2002. . . .  $       10.89       -2.24%  $        144        2.26%        122.95%            2.26%
Period Ended December 31, 2002
(unaudited) . . . . . . . . . .  $        9.93  (8.82%) (f)  $        292    2.46% (g)    (2.34%) (g)        4.94% (g)


CLASS B SHARES
Year Ended June 30, 2002. . . .  $       10.90       -2.15%  $        121        2.86%         -1.45%            2.86%
Period Ended December 31, 2002
(unaudited) . . . . . . . . . .  $        9.91  (9.17%) (f)  $        107    3.16% (g)    (2.82%) (g)        5.20% (g)

CLASS C SHARES
Year Ended March 31, 1999 (d) .  $       15.13       38.81%  $      6,425        4.15%         -1.10%            4.54%
Year Ended June 30, 1999 (e). .  $       18.01       19.37%  $      7,209    4.93% (g)    (3.07%) (g)        5.26% (g)
Year Ended June 30, 2000. . . .  $       27.72       65.61%  $      9,927        4.67%         -2.65%            4.67%
Year Ended June 30, 2001(d) . .  $       10.02      -40.62%  $      3,102        3.82%         -1.51%            3.82%
Year Ended June 30, 2002. . . .  $        9.05      -17.65%  $      1,819        3.33%         -5.41%            3.71%
Period Ended December 31, 2002
(unaudited) . . . . . . . . . .  $        8.23  (9.17%) (f)  $      1,394    3.16% (g)    (2.89%) (g)        5.16% (g)


                                 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------
                                  RATIO OF NET
                                   INVESTMENT
                                  INCOME (LOSS)
                                    (PRIORTO
                                 REIMBURSEMENTS)
                                   TO AVERAGE      PORTFOLIO
                                 NET ASSETS (B)   TURNOVER (C)
--------------------------------------------------------------
CLASS A SHARES
Year Ended June 30, 2002. . . .          122.95%       425.00%
Period Ended December 31, 2002
(unaudited) . . . . . . . . . .      (4.82%) (g)       132.00%


CLASS B SHARES
Year Ended June 30, 2002. . . .           -1.45%       425.00%
Period Ended December 31, 2002
(unaudited) . . . . . . . . . .      (4.86%) (g)       132.00%

CLASS C SHARES
Year Ended March 31, 1999 (d) .           -1.49%       226.00%
Year Ended June 30, 1999 (e). .      (3.50%) (g)        43.00%
Year Ended June 30, 2000. . . .           -2.65%       204.00%
Year Ended June 30, 2001(d) . .           -1.51%       143.00%
Year Ended June 30, 2002. . . .           -5.79%       425.00%
Period Ended December 31, 2002
(unaudited) . . . . . . . . . .      (4.89%) (g)       132.00%


---------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) Net investment income (loss) is based on average shares outstanding during the period.
(e)  The  fund  changed  its  year  end  from  March  31  to  June  30.
(f)  Not  annualized.
(g)  Annualized.
* Because the Montgomery Partners Long-Short Equity Plus Fund was reorganized into the Gartmore Long-Short Equity Plus Fund as of June 23, 2003, the financial highlights for the Gartmore Long-Short Equity Plus Fund are those of its predecessor fund for the period ended December 31, 2002 and the fiscal years ended June 30, 2002, 2001, 2000 and 1999, and March 31, 1999.

                                       23
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INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incor- porated by reference into this Prospectus)

- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

-    Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

FOR  ADDITIONAL  INFORMATION  CONTACT:

Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

FOR  24-HOUR  ACCESS:

1-800-848-0920  (toll  free)  Customer  Service
Representatives  are  available  8  a.m.  -  9  p.m.
Eastern  Time,  Monday  through  Friday.
Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

GG-0179  6/03

INFORMATION  FROM  THE  SECURITIES
AND  EXCHANGE  COMMISSION  (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public  Reference  Section
Washington,  D.C.  20549-0102
(The SEC charges a fee to copy any documents.)

ON  THE  EDGAR  DATABASE  VIA
THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:
811-08495

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                               FEBRUARY ___, 2004

                              GARTMORE MUTUAL FUNDS
                       (FORMERLY NATIONWIDE MUTUAL FUNDS)

GARTMORE ASIA PACIFIC LEADERS FUND         GARTMORE LONG-SHORT EQUITY PLUS FUND
GARTMORE CONVERTIBLE FUND                  GARTMORE MICRO CAP EQUITY FUND
GARTMORE BOND FUND                         GARTMORE MID CAP GROWTH FUND
GARTMORE EMERGING MARKETS FUND             GARTMORE MILLENNIUM GROWTH FUND
GARTMORE EUROPEAN LEADERS FUND             GARTMORE MONEY MARKET FUND
GARTMORE GLOBAL FINANCIAL SERVICES FUND    GARTMORE MORLEY CAPITAL
GARTMORE GLOBAL HEALTH SCIENCES FUND       ACCUMULATION FUND
GARTMORE GLOBAL SMALL COMPANIES FUND       GARTMORE MORLEY ENHANCED INCOME FUND
GARTMORE GLOBAL TECHNOLOGY AND             GARTMORE NATIONWIDE LEADERS FUND
   COMMUNICATIONS FUND                     (FORMERLY GARTMORE U.S. LEADERS FUND)
GARTMORE GLOBAL UTILITIES FUND             GARTMORE OTC FUND
GARTMORE GOVERNMENT BOND FUND              GARTMORE TAX-FREE INCOME FUND
GARTMORE GROWTH FUND                       GARTMORE NATIONWIDE FUND
GARTMORE HIGH YIELD BOND FUND              (FORMERLY GARTMORE TOTAL RETURN FUND)
GARTMORE INTERNATIONAL GROWTH FUND         GARTMORE NATIONWIDE PRINCIPAL
GARTMORE INVESTOR DESTINATIONS             PROTECTED FUND
   AGGRESSIVE FUND                         GARTMORE U.S. GROWTH LEADERS FUND
GARTMORE INVESTOR DESTINATIONS             GARTMORE VALUE OPPORTUNITIES FUND
   MODERATELY AGGRESSIVE FUND              GARTMORE WORLDWIDE LEADERS FUND
GARTMORE INVESTOR DESTINATIONS             NATIONWIDE BOND INDEX FUND
   MODERATE FUND                           NATIONWIDE INTERNATIONAL INDEX FUND
GARTMORE INVESTOR DESTINATIONS             NATIONWIDE MID CAP MARKET INDEX FUND
   MODERATELY CONSERVATIVE FUND            NATIONWIDE S&P 500 INDEX FUND
GARTMORE INVESTOR DESTINATIONS             NATIONWIDE SMALL CAP FUND
   CONSERVATIVE FUN                        NATIONWIDE SMALL CAP INDEX FUND
GARTMORE LARGE CAP VALUE FUND            NORTHPOINTE SMALL CAP VALUE FUND



     Gartmore Mutual Funds (the "Trust") is a registered open-end investment company consisting of 42 series as of the date hereof. This Statement of Additional Information ("SAI") relates to all series of the Trust which are listed above (each, a "Fund" and collectively, the "Funds").

     This SAI is not a prospectus but is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses and should be read in conjunction with the following Prospectuses:

- Gartmore International Growth Fund, and Gartmore Emerging Markets Fund dated March 1, 2003 (as supplemented December 30, 2003);
- Gartmore Nationwide Leaders Fund (formerly Gartmore U.S. Leaders Fund), Gartmore U.S. Growth Leaders Fund and Gartmore Worldwide Leaders Fund dated March 1, 2003 (as supplemented October 1, 2003);
- Gartmore Micro Cap Equity Fund, Gartmore Millennium Growth Fund, Gartmore Value Opportunities Fund and Gartmore High Yield Bond Fund dated March 1, 2003 (as supplemented December 30, 2003);
- Gartmore Global Technology and Communications Fund, Gartmore Global Financial Services Fund, Gartmore Global Utilities Fund and Gartmore Global Health Sciences Fund dated March 1, 2003 (as supplemented December 30,
     2003);
- Gartmore Nationwide Fund (formerly Gartmore Total Return Fund), Gartmore Growth Fund, Gartmore Large Cap Value Fund and Gartmore Mid Cap Growth Fund, dated March 1, 2003 (as supplemented October 1, 2003);
-    Nationwide Small Cap Fund dated March 1, 2003 (as supplemented December 30,
     2003);
-    NorthPointe  Small  Cap  Value  Fund  dated  March  1,  2003;
- Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Morley Enhanced Income Fund and Gartmore Money Market Fund dated September 1, 2003;
- Gartmore Bond Fund, Gartmore Government Bond Fund and Gartmore Tax-Free Income Fund (Class X and Class Y shares) dated September 1, 2003;
-    Gartmore  Bond  Fund,  Gartmore  Government  Bond  Fund and Gartmore Morley
     Enhanced  Income  Fund  (Class  R  shares)  dated  October  1,  2003;
- Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and
     Nationwide Bond Index Fund dated March 1, 2003 (as supplemented December 30, 2003);
- Gartmore Morley Capital Accumulation Fund dated March 1, 2003 (as supplemented June 11, 2003);
- Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations Moderate Fund, Gartmore Investor Destinations Moderately Conservative Fund and Gartmore Investor Destinations Conservative Fund (collectively, the "Investor Destinations Funds") dated October 1, 2003;
- Gartmore Global Small Companies Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund and Gartmore European Leaders Fund dated March 1, 2003 (as supplemented December 30, 2003);
- Gartmore Long-Short Equity Plus Fund dated June 23, 2003 (as supplemented October 29, 2003 and as revised December 18, 2003 and as supplemented February __, 2004); and
-    Gartmore  Nationwide  Principal  Protected  Fund  dated  June  20,  2003.
-    Gartmore  Convertible  Fund  dated  December  __  2003

Shares of the Gartmore Nationwide Principal Protected, Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore OTC, and Gartmore Global Small Companies Funds are not currently being offered to investors.

Terms not defined in this SAI have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Gartmore Mutual Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 1-800-848-0920.

                                TABLE OF CONTENTS

                                                                        PAGE
----------------------------------------------------------------------------
General Information and History                                            1
Additional Information on Portfolio Instruments and Investment Policies    1
Description of Portfolio Instruments and Investment Policies               8
Investment Restrictions                                                   62
Trustees and Officers of the Trust                                        66
Investment Advisory and Other Services                                    74
Brokerage Allocation                                                     111
Additional Information on Purchases and Sales                            117
Valuation of Shares                                                      128
Systematic Investment Strategies                                         130
Investor Privileges                                                      131
Investor Services                                                        135
Fund Performance Advertising                                             136
Additional Information                                                   160
Additional General Tax Information For All Funds                         162
Major Shareholders                                                       171
Financial Statements                                                     210
Appendix A - Debt Ratings                                                211
Appendix B - Proxy Voting Guidelines Summaries                           218

                        GENERAL INFORMATION AND HISTORY

     Gartmore Mutual Funds (the "Trust"), formerly Nationwide Mutual Funds (until January 25, 2002) and Nationwide Investing Foundation III (until March 1,
2000), is an open-end management investment company organized under the laws of Ohio by a Declaration of Trust dated October 30, 1997, as subsequently amended. The Trust currently consists of 42 separate series, each with its own investment objective. Each of the Funds, except the Nationwide S&P 500 Index, Gartmore Asia Pacific Leaders, Gartmore European Leaders, Gartmore Nationwide Leaders, Gartmore U.S. Growth Leaders, Gartmore Worldwide Leaders, Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide Bond Index, Nationwide International Index, Gartmore Global Health Sciences, Gartmore Global Financial Services, Gartmore Global Utilities, Gartmore Global Technology and Communications and each of the Investor Destinations Funds, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     On June 23, 2003, the Montgomery Global Focus Fund and the Montgomery Global Opportunities Fund, two series portfolios of The Montgomery Funds, reorganized with and into the Gartmore Worldwide Leaders Fund. Also on June 23, 2003, the Montgomery Partners Long-Short Equity Plus Fund, a series portfolio of The Montgomery Funds II ("Montgomery Fund"), reorganized with and into the Gartmore Long-Short Equity Plus Fund. For accounting and performance purposes, the Montgomery Fund was considered to be the survivor of its reorganization. Therefore, the performance and other financial information regarding the Gartmore Long-Short Equity Plus Fund for the periods prior to June 23, 2003 in this SAI relate to the prior operations of the Montgomery Fund.

     On December 22, 2003 the Nationwide Large Cap Growth Fund reorganized with and into the Gartmore Growth Fund, which is the survivor for accounting and performance purposes.

     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

ALL  FUNDS

     The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the Investor Destinations Funds, this SAI, like the Prospectus for such Funds, uses the term "Fund" to include the different mutual funds in which each Fund in the Investor Destination Series will invest (the "Underlying Funds").

     Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund.




TYPE                                                 GARTMORE                        NATIONWIDE                 GARTMORE  GARTMORE
OF                                                     TAX      GARTMORE   GARTMORE     S&P                       HIGH     GLOBAL
INVESTMENT                      GARTMORE   GARTMORE    FREE    GOVERNMENT   MONEY       500        GARTMORE      YIELD     HEALTH
OR                   GARTMORE  NATIONWIDE    BOND     INCOME      BOND      MARKET     INDEX         VALUE        BOND    SCIENCES
TECHNIQUE             GROWTH                                                                     OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------------

U.S.
COMMON
STOCKS               Y         Y                                                     Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS               Y         Y                                                                 Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS               Y         Y                                                                                Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES            Y         Y                                                     Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES           Y         Y           Y         Y         Y           Y                     Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES           Y         Y           Y         Y         Y           Y                     Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES           Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES            Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS)                                                                              Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES
OF  FOREIGN
ISSUERS              Y         Y           Y                               Y         Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS             Y         Y                                                     Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS                                                                                          Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES           Y         Y           Y                                                     Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT                                       Y         Y         Y                                                Y
-----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY ISSUED
BUT WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY          Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT                 Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
FLOATING
AND VARIABLE
RATE SECURITIES      Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                 Y         Y         Y                                                Y
-----------------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS                                      Y                                                                    Y
-----------------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES                                 Y                                                                    Y
-----------------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT                                 Y         Y                                                          Y
-----------------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS          Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $)                                 Y                               Y                                    Y
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $)           Y         Y                                           Y                                    Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
DURATION                                   Y                   Y                                                Y
-----------------------------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES           Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENT           Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
-----------------------------------------------------------------------------------------------------------------------------------


                                 NATIONWIDE
TYPE                                MID
OF                   NATIONWIDE     CAP
INVESTMENT             SMALL       MARKET     NATIONWIDE    NATIONWIDE
OR                      CAP        INDEX     INTERNATIONAL     BOND
TECHNIQUE              INDEX                     INDEX        INDEX
------------------------------------------------------------------------
U.S.
COMMON
STOCKS               Y           Y
------------------------------------------------------------------------
PREFERRED
STOCKS
------------------------------------------------------------------------
SMALL
COMPANY
STOCKS               Y           Y
------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES            Y           Y
------------------------------------------------------------------------
ILLIQUID
SECURITIES           Y           Y           Y              Y
------------------------------------------------------------------------
RESTRICTED
SECURITIES           Y           Y           Y              Y
------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES           Y           Y           Y              Y
------------------------------------------------------------------------
INVESTMENT
COMPANIES            Y           Y           Y              Y
------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS)              Y           Y           Y
------------------------------------------------------------------------
SECURITIES
OF  FOREIGN
ISSUERS              Y           Y           Y              Y
------------------------------------------------------------------------
DEPOSITARY
RECEIPTS             Y           Y           Y
------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS
------------------------------------------------------------------------
CONVERTIBLE
SECURITIES
------------------------------------------------------------------------
LONG-TERM
DEBT                                                        Y
------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY ISSUED
BUT WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY          Y           Y           Y              Y
------------------------------------------------------------------------
SHORT-TERM
DEBT                 Y           Y           Y              Y
------------------------------------------------------------------------
FLOATING
AND VARIABLE
RATE SECURITIES      Y           Y           Y              Y
------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                                  Y
------------------------------------------------------------------------
PAY-IN-KIND
BONDS
------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES
------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT
------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS          Y           Y           Y              Y
------------------------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S. $)                                                  Y
------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $)                                   Y              Y
------------------------------------------------------------------------
DURATION
------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES           Y           Y           Y              Y
------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS          Y           Y           Y              Y
------------------------------------------------------------------------





TYPE                 GARTMORE                                                                   GARTMORE
OF                    LARGE    NATIONWIDE    GARTMORE    GARTMORE  NORTHPOINTE    GARTMORE      INVESTOR      GARTMORE
INVESTMENT             CAP       SMALL        MORLEY      MORLEY      SMALL       INVESTOR    DESTINATIONS    INVESTOR
OR                    VALUE       CAP        CAPITAL     ENHANCED      CAP      DESTINATIONS   MODERATELY   DESTINATIONS
TECHNIQUE                                  ACCUMULATION   INCOME      VALUE      AGGRESSIVE    AGGRESSIVE     MODERATE
-------------------------------------------------------------------------------------------------------------------------
U.S.
COMMON
STOCKS               Y         Y                                   Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS               Y                                             Y
-------------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS               Y         Y                                   Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES            Y         Y                                   Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES           Y         Y           Y             Y         Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES            Y         Y           Y             Y         Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES           Y         Y           Y             Y         Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES            Y         Y           Y             Y         Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
REAL
ESTATE
INVESTMENT
TRUSTS
(REITS)              Y         Y                                   Y
-------------------------------------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS              Y         Y           Y             Y         Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS             Y         Y                                   Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS                                                            Y
-------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES           Y         Y                                   Y
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT                 Y         Y           Y             Y                      Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED BUT
WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY          Y         Y           Y             Y                      Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT                 Y         Y           Y             Y         Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
FLOATING
AND VARIABLE
RATE
SECURITIES           Y         Y           Y             Y         Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                 Y             Y
-------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
-------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES           Y
-------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT
-------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND ASSIGNMENTS      Y         Y           Y             Y         Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT (FOREIGN)
(DENOMINATED
IN U.S. $)           Y         Y           Y             Y                      Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER)
(DENOMINATED
IN U.S. $)                                                                      Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
DURATION                                   Y             Y                      Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES           Y         Y           Y             Y         Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS          Y         Y           Y             Y         Y            Y             Y             Y
-------------------------------------------------------------------------------------------------------------------------


TYPE                   GARTMORE                                 GARTMORE
OF                     INVESTOR      GARTMORE     GARTMORE       GLOBAL
INVESTMENT           DESTINATIONS    INVESTOR    MILLENNIUM    TECHNOLOGY    GARTMORE    GARTMORE      GARTMORE
OR                    MODERATELY   DESTINATIONS    GROWTH         AND        EMERGING  INTERNATIONAL  CONVERTIBLE
TECHNIQUE            CONSERVATIVE  CONSERVATIVE              COMMUNICATIONS  MARKETS      GROWTH
------------------------------------------------------------------------------------------------------------------

U.S.
COMMON
STOCKS               Y             Y             Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS                                           Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS               Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES            Y             Y             Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES           Y             Y             Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES           Y             Y             Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIE            Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES            Y             Y             Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
REAL
ESTATE
INVESTMENT
TRUSTS
(REITS)                                          Y           Y               Y         Y
------------------------------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS              Y             Y             Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS             Y             Y             Y           Y               Y         Y
------------------------------------------------------------------------------------------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS                                          Y           Y               Y         Y
------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES                                       Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT                 Y             Y                                         Y         Y              Y
------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED BUT
WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY          Y             Y                                         Y         Y              Y
------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT                 Y             Y             Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
FLOATING
AND VARIABLE
RATE
SECURITIES           Y             Y             Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                                                                   Y         Y              Y
------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS                                                                        Y         Y
------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES                                                                   Y         Y
------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT                                                                   Y         Y              Y
------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND ASSIGNMENTS      Y             Y             Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT (FOREIGN)
(DENOMINATED
IN U.S. $)           Y             Y             Y                           Y         Y
------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER)
(DENOMINATED
IN U.S. $)           Y             Y                                         Y         Y
------------------------------------------------------------------------------------------------------------------
DURATION             Y             Y                                         Y         Y              Y
------------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES           Y             Y             Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS          Y             Y             Y           Y               Y         Y              Y
------------------------------------------------------------------------------------------------------------------


TYPE
OF                                           GARTMORE             GARTMORE  GARTMORE  GARTMORE                          GARTMORE
INVESTMENT              GARTMORE   GARTMORE   GLOBAL                U.S.      ASIA     GLOBAL    GARTMORE    GARTMORE    MICRO
OR                      WORLDWIDE  EUROPEAN    SMALL    GARTMORE   GROWTH   PACIFIC   FINANCIAL   GLOBAL    NATIONWIDE    CAP
TECHNIQUE                LEADERS   LEADERS   COMPANIES    OTC     LEADERS   LEADERS   SERVICES   UTILITIES   LEADERS     EQUITY
-------------------------------------------------------------------------------------------------------------------------------
U.S.
COMMON
STOCKS                  Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS                  Y          Y         Y          Y         Y         Y         Y          Y          Y
-------------------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS                  Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES               Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES              Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES              Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES              Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES               Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------
REAL
ESTATE
INVESTMENT
TRUSTS (REITS)          Y          Y         Y          Y                             Y          Y                      Y
-------------------------------------------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS                 Y          Y         Y          Y         Y         Y         Y          Y          Y
-------------------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS                Y          Y         Y          Y         Y         Y         Y          Y          Y
-------------------------------------------------------------------------------------------------------------------------------
SECURITIES
FROM DEVELOPING
COUNTRIES/ EMERGING
MARKETS                 Y          Y         Y          Y         Y         Y         Y          Y
-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES              Y          Y         Y          Y         Y         Y         Y          Y          Y
-------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT                                                              Y         Y         Y          Y
-------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED, BUT
WITH 397 DAYS
OR LESS
REMAINING
TO MATURITY                                                       Y         Y         Y          Y          Y
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT                    Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------
FLOATING
AND VARIABLE
RATE SECURITIES         Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                         Y                                        Y         Y          Y
-------------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
-------------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES                                                                  Y         Y          Y
-------------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT                                                        Y         Y
-------------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS             Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)(DENOMINATED
IN US $)                Y          Y         Y          Y
-------------------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $)              Y          Y         Y          Y                                                   Y
-------------------------------------------------------------------------------------------------------------------------------
DURATION                Y          Y         Y          Y
-------------------------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES              Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------
MONEY
MARKET
INSTRUMENTS             Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------------



TYPE
OF                      GARTMORE   GARTMORE    GARTMORE
INVESTMENT                MID     LONG-SHORT  NATIONWIDE
OR                        CAP       EQUITY    PRINCIPAL
TECHNIQUE                GROWTH      PLUS     PROTECTED*
--------------------------------------------------------

U.S.
COMMON                                        G,
STOCKS                  Y         Y           PG
--------------------------------------------------------
PREFERRED                                     G,
STOCKS                  Y         Y           PG
--------------------------------------------------------
SMALL
COMPANY                                       G,
STOCKS                  Y         Y           PG
--------------------------------------------------------
SPECIAL
SITUATION                                     G,
COMPANIES               Y         Y           PG
--------------------------------------------------------
ILLIQUID                                      G,
SECURITIES              Y         Y           PG
--------------------------------------------------------
RESTRICTED                                    G,
SECURITIES              Y         Y           PG
--------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY                              G,
SECURITIES              Y         Y           PG
--------------------------------------------------------
INVESTMENT
COMPANIES               Y         Y           A
--------------------------------------------------------
REAL
ESTATE
INVESTMENT                                    G,
TRUSTS (REITS)          Y                     PG
--------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS                 Y                     A
--------------------------------------------------------
DEPOSITARY                                    G,
RECEIPTS                Y         Y           PG
--------------------------------------------------------
SECURITIES
FROM DEVELOPING
COUNTRIES/ EMERGING
MARKETS
--------------------------------------------------------
CONVERTIBLE                                   G,
SECURITIES              Y         Y           PG
--------------------------------------------------------
LONG-TERM
DEBT                                          PG
--------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED, BUT
WITH 397 DAYS
OR LESS
REMAINING
TO MATURITY                       Y           A
--------------------------------------------------------
SHORT-TERM
DEBT                    Y         Y           A
--------------------------------------------------------
FLOATING
AND VARIABLE
RATE SECURITIES         Y         Y           A
--------------------------------------------------------
ZERO
COUPON
SECURITIES                                    G
--------------------------------------------------------
PAY-IN-KIND
BONDS
--------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES
--------------------------------------------------------
NON-INVESTMENT
GRADE DEBT
--------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS             Y         Y
--------------------------------------------------------
SOVEREIGN
DEBT
(FOREIGN)(DENOMINATED
IN US $)
--------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S. $)              Y                     A
--------------------------------------------------------
DURATION                                      G
--------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES              Y         Y           A
--------------------------------------------------------
MONEY
MARKET
INSTRUMENTS             Y         Y           A
--------------------------------------------------------


TYPE                                             GARTMORE                        NATIONWIDE                           GARTMORE
OF                                                 TAX      GARTMORE   GARTMORE     S&P                     GARTMORE   GLOBAL
INVESTMENT       GARTMORE   GARTMORE   GARTMORE    FREE    GOVERNMENT   MONEY       500        GARTMORE       HIGH     HEALTH
OR                GROWTH   NATIONWIDE    BOND     INCOME      BOND      MARKET     INDEX         VALUE       YIELD    SCIENCES
TECHNIQUE                                                                                    OPPORTUNITIES    BOND
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES                             Y         Y         Y           Y                                    Y
------------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES                             Y                   Y                                                Y
------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                            Y                   Y                                                Y
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS                                                                                                Y
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES       Y         Y           Y         Y         Y           Y                                    Y
------------------------------------------------------------------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS      Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS       Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES      Y         Y           Y         Y                     Y         Y           Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS       Y         Y           Y         Y         Y                     Y           Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
WARRANTS         Y         Y                                                                 Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
FUTURES          Y         Y                                                     Y           Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
OPTIONS          Y         Y           Y         Y                               Y           Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES                                                                                   Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS                                                                        Y           Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY            Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES       Y         Y           Y         Y         Y                     Y           Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT
OF SECURITIES
LENDING
COLLATERAL       Y         Y           Y         Y         Y                     Y           Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
SHORT SALES      Y                                                               Y           Y              Y         Y
------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS                                                                                                   Y
------------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS                                                                       Y                          Y
------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
------------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES       Y         Y                                                     Y
------------------------------------------------------------------------------------------------------------------------------
STRIP
BONDS                                  Y                   Y                                                Y
------------------------------------------------------------------------------------------------------------------------------
PUT
BONDS                                  Y         Y                                                          Y
------------------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BONDS                                                                                                       Y
------------------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS                                                                                                    Y
------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES                                                                  Y
------------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS                                                                                                  Y
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES                                       Y                     Y
------------------------------------------------------------------------------------------------------------------------------



TYPE             NATIONWIDE  NATIONWIDE
OF                 SMALL        MID
INVESTMENT          CAP         CAP       NATIONWIDE    NATIONWIDE
OR                 INDEX       MARKET    INTERNATIONAL     BOND
TECHNIQUE                      INDEX         INDEX        INDEX
------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES                                              Y
------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES                                              Y
------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                                             Y
------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS                                            Y
------------------------------------------------------------------
ASSET-BACKED
SECURITIES                                              Y
------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS      Y           Y           Y              Y
------------------------------------------------------------------
REPURCHASE
AGREEMENTS       Y           Y           Y              Y
------------------------------------------------------------------
DERIVATIVES      Y           Y           Y              Y
------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS       Y           Y           Y              Y
------------------------------------------------------------------
WARRANTS
------------------------------------------------------------------
FUTURES          Y           Y           Y              Y
------------------------------------------------------------------
OPTIONS          Y           Y           Y              Y
------------------------------------------------------------------
FOREIGN
CURRENCIES                               Y
------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS                                Y
------------------------------------------------------------------
BORROWING
MONEY            Y           Y           Y              Y
------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES       Y           Y           Y              Y
------------------------------------------------------------------
INVESTMENT
OF SECURITIES
LENDING
COLLATERAL       Y           Y           Y              Y
------------------------------------------------------------------
SHORT SALES      Y           Y           Y              Y
------------------------------------------------------------------
PARTICIPATION
INTERESTS
------------------------------------------------------------------
SWAP
AGREEMENTS       Y           Y           Y              Y
------------------------------------------------------------------
WRAP
CONTRACTS
------------------------------------------------------------------
INDEXED
SECURITIES       Y           Y           Y              Y
------------------------------------------------------------------
STRIP
BONDS
------------------------------------------------------------------
PUT
BONDS
------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BONDS
------------------------------------------------------------------
CUSTODIAL
RECEIPTS
------------------------------------------------------------------
NATIONWIDE
CONTRACT
------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS                                              Y
------------------------------------------------------------------
MUNICIPAL
SECURITIES
------------------------------------------------------------------


TYPE                                                           NORTHPOINTE                  GARTMORE                    GARTMORE
OF               GARTMORE  NATIONWIDE    GARTMORE    GARTMORE     SMALL       GARTMORE      INVESTOR      GARTMORE      INVESTOR
INVESTMENT        LARGE      SMALL        MORLEY      MORLEY       CAP        INVESTOR    DESTINATIONS    INVESTOR    DESTINATIONS
OR                 CAP        CAP        CAPITAL     ENHANCED     VALUE     DESTINATIONS   MODERATELY   DESTINATIONS   MODERATELY
TECHNIQUE         VALUE                ACCUMULATION   INCOME                 AGGRESSIVE    AGGRESSIVE     MODERATE    CONSERVATIVE
----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES                             Y             Y                      Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES                             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                            Y             Y                      Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS                           Y             Y                      Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES                             Y             Y                      Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS      Y         Y           Y             Y         Y            Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS       Y         Y           Y             Y         Y            Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES      Y         Y                         Y         Y            Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS       Y         Y           Y             Y         Y
----------------------------------------------------------------------------------------------------------------------------------
WARRANT          Y         Y                                   Y
----------------------------------------------------------------------------------------------------------------------------------
FUTURES          Y         Y                         Y         Y            Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
OPTIONS          Y         Y                         Y         Y            Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES       Y                                             Y            Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS        Y         Y                                   Y            Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY            Y         Y           Y             Y         Y            Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES       Y         Y           Y             Y         Y            Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT
OF SECURITIES
LENDING
COLLATERAL       Y         Y           Y             Y         Y
----------------------------------------------------------------------------------------------------------------------------------
SHORT SALES                                                                 Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
----------------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS                             Y                                    Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS                              Y
----------------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES                                                                  Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
STRIP BONDS
----------------------------------------------------------------------------------------------------------------------------------
PUT BONDS
----------------------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BONDS
----------------------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
----------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT                                                                    Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES                                                                       Y             Y             Y             Y
----------------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
----------------------------------------------------------------------------------------------------------------------------------


TYPE                                          GARTMORE
OF                 GARTMORE     GARTMORE       GLOBAL
INVESTMENT         INVESTOR    MILLENNIUM    TECHNOLOGY    GARTMORE    GARTMORE
OR               DESTINATIONS    GROWTH         AND        EMERGING  INTERNATIONAL   GARTMORE
TECHNIQUE        CONSERVATIVE              COMMUNICATIONS  MARKETS      GROWTH      CONVERTIBLE
-----------------------------------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES       Y                                         Y         Y
-----------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES
-----------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS      Y
-----------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS     Y
-----------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES       Y             Y
-----------------------------------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS      Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS       Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------
DERIVATIVES      Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS                     Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------
WARRANTS                       Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------
FUTURES          Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------
OPTIONS          Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES       Y                         Y               Y         Y
-----------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS        Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------
BORROWING
MONEY            Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES       Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------
INVESTMENT
OF SECURITIES
LENDING
COLLATERAL                     Y           Y               Y         Y
-----------------------------------------------------------------------------------------------
SHORT SALES      Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
-----------------------------------------------------------------------------------------------
SWAP
AGREEMENTS       Y
-----------------------------------------------------------------------------------------------
WRAP
CONTRACTS
-----------------------------------------------------------------------------------------------
INDEXED
SECURITIE        Y
-----------------------------------------------------------------------------------------------
STRIP BONDS
-----------------------------------------------------------------------------------------------
PUT BONDS
-----------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BONDS
-----------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
-----------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT         Y
-----------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES            Y
-----------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
-----------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
-----------------------------------------------------------------------------------------------



TYPE
OF                                    GARTMORE             GARTMORE  GARTMORE  GARTMORE                          GARTMORE
INVESTMENT       GARTMORE   GARTMORE   GLOBAL                U.S.      ASIA     GLOBAL    GARTMORE    GARTMORE    MICRO
OR               WORLDWIDE  EUROPEAN    SMALL    GARTMORE   GROWTH   PACIFIC   FINANCIAL   GLOBAL    NATIONWIDE    CAP
TECHNIQUE         LEADERS   LEADERS   COMPANIES    OTC     LEADERS   LEADERS   SERVICES   UTILITIES   LEADERS     EQUITY
-------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED
SECURITIES                                                 Y
-------------------------------------------------------------------------------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES
-------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES                                                 Y
-------------------------------------------------------------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS      Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS       Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------
DERIVATIVES      Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS       Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------

WARRANTS         Y          Y         Y          Y         Y         Y         Y          Y          Y
-------------------------------------------------------------------------------------------------------------------------

FUTURES          Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------

OPTIONS          Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES       Y          Y         Y          Y         Y         Y         Y          Y
-------------------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS        Y          Y         Y          Y         Y         Y         Y          Y
-------------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY            Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES       Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT
OF SECURITY
LENDING
COLLATERAL       Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
-------------------------------------------------------------------------------------------------------------------------
SHORT SALES      Y          Y         Y                    Y         Y         Y          Y                      Y
-------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
-------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS                                       Y         Y
-------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES                                                                                           Y           Y
-------------------------------------------------------------------------------------------------------------------------

STRIP BONDS
-------------------------------------------------------------------------------------------------------------------------
PUT BONDS
-------------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BOND
-------------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
-------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
-------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
-------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
-------------------------------------------------------------------------------------------------------------------------

TYPE             GARTMORE
OF                 MID      GARTMORE    GARTMORE
INVESTMENT         CAP     LONG-SHORT  NATIONWIDE
OR                GROWTH     EQUITY    PRINCIPAL
TECHNIQUE                     PLUS     PROTECTED*
-------------------------------------------------

MORTGAGE-BACKED
SECURITIES                             G
-------------------------------------------------
STRIPPED
MORTGAGE
SECURITIES
-------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                            G
-------------------------------------------------
MORTGAGE
DOLLAR ROLLS
-------------------------------------------------
ASSET-BACKED
SECURITIES                             A
-------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS      Y         Y           A
-------------------------------------------------
REPURCHASE
AGREEMENTS       Y         Y           A
-------------------------------------------------
DERIVATIVES      Y         Y           A
-------------------------------------------------
REVERSE
REPURCHASE                             G,
AGREEMENTS       Y         Y           PG
-------------------------------------------------
                                       G,
WARRANTS         Y                     PG
-------------------------------------------------
                                       G,
FUTURES          Y         Y           PG
-------------------------------------------------
                                       G,
OPTIONS          Y         Y           PG
-------------------------------------------------
FOREIGN
CURRENCIES       Y
-------------------------------------------------
FORWARD
CURRENCY
CONTRACTS        Y
-------------------------------------------------
BORROWING
MONEY            Y         Y           A
-------------------------------------------------
LENDING
PORTFOLIO                              G,
SECURITIES       Y         Y           PG
-------------------------------------------------
INVESTMENT
OF SECURITY
LENDING                                G,
COLLATERA        Y         Y           PG
-------------------------------------------------
SHORT SALES      Y         Y
-------------------------------------------------
PARTICIPATION
INTERESTS
-------------------------------------------------
SWAP
AGREEMENTS                 Y
-------------------------------------------------
WRAP
CONTRACTS
-------------------------------------------------
INDEXED
SECURITIES       Y         Y           PG
-------------------------------------------------
                                       G,
STRIP BONDS                            PG
-------------------------------------------------
PUT BONDS
-------------------------------------------------
PRIVATE
ACTIVITY
AND
INDUSTRIAL
DEVELOPMENT
BOND
-------------------------------------------------
CUSTODIAL
RECEIPTS
-------------------------------------------------
NATIONWIDE
CONTRACT
-------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
-------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
-------------------------------------------------
MUNICIPAL
SECURITIES
-------------------------------------------------

* The Gartmore Nationwide Principal Protected Fund has an Offering Period, a Guarantee Period, and a Post Guarantee Period and may not invest in all of these investments during each period. For example, during the Offering Period, fund assets will be invested primarily in cash and money market obligations. During the Guarantee Period, the Fund may not be permitted by the terms of the Capital Protection Agreement (as described in the Fund's prospectus) to invest in all the securities and utilize all the techniques described below and in the Fund's prospectus. Therefore, the permissible securities that the Fund may invest in during each period are identified as follows:
     O  =  Offering  Period
     G  =  Guarantee  Period
     PG  =  Post  Guarantee  Period
     A  =  All  Periods

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES
                                THE INDEX FUNDS

     The Nationwide Small Cap Index Fund, Nationwide S&P 500 Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund will be referred to herein, collectively, as the "Index Funds."

     S&P 500 Index Fund. The investment objective of the S&P 500 Index Fund is to seek to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). There can be no assurance that the investment objective of the Fund will be achieved.

     Small Cap Index Fund. The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000 Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     Mid Cap Market Index Fund. The investment objective of the Mid Cap Market Index Fund is to match the performance of the Standard & Poor's Mid Cap 400
Index (the "S&P 400") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     Bond Index Fund. The investment objective of the Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     International Index Fund. The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     About Indexing. The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.

     Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its net assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the Small Cap Index Fund, Mid Cap Market Index Fund and International Index Fund, S&P 500 Index Fund, and fixed-income securities in the case of the Bond Index Fund).

     Because each Index Fund seeks to replicate the total return of its respective index, Fund Asset Management, L.P. (FAM), subadviser to each Index Fund, generally will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, FAM may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, FAM judges the security to be insufficiently liquid, believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.

     FAM may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. FAM will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, FAM may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

     The ability of each Index Fund to satisfy its investment objective depends to some extent on FAM's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). FAM will make investment changes to an Index Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Index Fund seeks to replicate the total return of its target index, FAM generally will not attempt to judge the merits of any particular security as an investment.

     Each Index Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Index Fund, taxes (including foreign withholding taxes, which will affect the International Index Fund and the Bond Index Fund due to foreign tax withholding practices), and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index Fund's total return will be affected by incremental operating costs (e.g., investment advisory, transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Index Fund's total return over periods of one year and longer will, on a gross basis and before taking into account Fund expenses be within 10 basis points for the S&P 500 Index Fund (a basis point is one one-hundredth of one percent (0.01%)), 100 basis points for the Small Cap Index Fund, 150 basis points for the Mid Cap Market Index Fund, 50 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds.

THE  INVESTOR  DESTINATIONS  FUNDS

     Each of the Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the Investor Destinations Funds discusses the investment objectives and strategies for each Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the Investor Destinations Funds allocates its assets among the different Underlying Funds and
- except for the Aggressive Fund currently - the Nationwide contract (described in more detail below). Periodically, each Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an Investor Destinations Fund's asset allocation.

     The following is a list of the mutual funds that are part of the Trust (the "Gartmore Mutual Funds") in which the Investor Destinations Funds may currently invest. This list may be updated from time to time and may be supplemented with funds that are not part of the Gartmore Mutual Funds. Each of the Funds is described in this SAI and their respective Prospectuses.

-    Nationwide  International  Index  Fund
-    Nationwide  Small  Cap  Index  Fund
-    Nationwide  Mid  Cap  Market  Index  Fund
-    Nationwide  Bond  Index  Fund
-    Nationwide  S&P  500  Index  Fund
-    Gartmore  Morley  Enhanced  Income  Fund
-    Gartmore  Money  Market  Fund

INFORMATION  CONCERNING  DURATION

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT  OBLIGATIONS

     Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations when due ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

     Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.
     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

     In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch IBCA Information Services, Inc. ("Fitch"), (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

     Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund. Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

     Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;
- the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPs are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

     Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities are pass-through certificates. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

     Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

     Collateralized Mortgage Obligations ("CMOs") and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collaterized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

     Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
     In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a NRSRO.

     In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See "Additional General Tax Information For All Funds" in this Statement of Additional Information.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Private Activity and Industrial Development Bonds. Private activity and industrial development bonds are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, and sewage and solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     Put Bonds. "Put" bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Fund's adviser or a subadviser intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer.

     Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

     Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes. The Gartmore Tax-Free Income Fund will invest primarily in municipal securities. In addition, the Gartmore Money Market Fund may invest in municipal securities whether or not the interest paid is tax exempt as long as the securities are acceptable investments for money market funds.

     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Gartmore Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Gartmore Tax-Free Income Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

     An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

     Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

     Custodial Receipts. Certain Funds may acquire U.S. government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service ("IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRs are not considered U.S. government securities by the Staff of the Securities and Exchange Commission (the "SEC"), however. Further, the IRS conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

MONEY  MARKET  INSTRUMENTS

     Money  market  instruments  may include the following types of instruments:

- obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

- obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

-    repurchase  agreements;

-    bank  or  savings  and  loan  obligations;

- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

- high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser.

- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extendable commercial notes are determined to be illiquid, the Gartmore Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

- unrated short term (maturing in 397 days or less) debt obligations that are determined by a Fund's adviser to be of comparable quality to the securities described above.

EXTENDABLE  COMMERCIAL  NOTES

     The  Gartmore  Money  Market Fund may invest in extendable commercial notes
(ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

WRAP  CONTRACTS

     The Gartmore Morley Capital Accumulation Fund enters into wrap contracts for the purpose of attempting to maintain a constant net asset value ("NAV") of $10.00 per share. Although the Gartmore Morley Enhanced Income Fund also is permitted to cover certain assets of the Fund with wrap contracts in order to reduce the volatility of the Fund's NAV, it does not currently intend to do so. A wrap contract is a contract between a Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Funds expect to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Funds' wrap contracts will vary inversely with the value of their respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus interest on the assets accrued at the crediting rate specified under the wrap contract) wrap contracts will be assets of a Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of a Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of a Fund.

     A Fund will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Funds. Wrap contracts obligate wrap providers to make certain payments to the Funds in exchange for payment of premiums. With respect to the Gartmore Morley Capital Accumulation Fund, payments made by wrap providers as provided by wrap contracts are intended to enable the Fund to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. The wrap contracts currently entered into for the Fund will not pay a fund at all unless all assets have been sold to fund redemption of shares. Payments are based on the book value of wrap contracts, and are normally equal to the sum of (i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. A typical wrap contract provides for adjustment of the crediting rate under various circumstances, such as if there is a default on any of the Fund's assets covered by the wrap contract or as the difference between the market value and the book value of the covered assets otherwise varies. The crediting rate may also change due to increases and decreases in the amount of covered assets attributable to purchases or certain redemptions of Fund shares. The impact of these circumstances depends on whether the market value of the covered assets is higher or lower than the assets' book value. The crediting rate under a wrap contract will not fall below zero.

     If the market value of covered assets is higher than their book value, the crediting rate will ordinarily be higher than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to lower the crediting rate and, thus, the Fund's return; conversely, redemptions of Fund shares will tend to increase the crediting rate and the Fund's return. If the market value of covered assets is lower than their book value, the crediting rate will ordinarily be lower than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to increase crediting rate and the Fund's return; conversely, redemptions of Fund shares will tend to decrease the crediting rate and the Fund's return. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

     The Gartmore Morley Capital Accumulation Fund will normally hold one to three percent of its assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require the Fund to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Fund would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after the Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

     Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Funds will be consistent with their investment objectives and policies as set forth in the Prospectus and this SAI for each, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if a Fund changes its investment objectives, policies and restrictions as set forth in the respective Prospectuses and this SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, a Fund may not be able successfully to replace contract coverage with another provider.

     Wrap contracts may mature on specified dates and may be terminable upon notice by the Funds or in the event of a default by either the Funds or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Funds or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Funds may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

     Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by a Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

     As described above, the Gartmore Morley Capital Accumulation Fund intends to utilize wrap contacts in order to maintain a stable net asset value of $10.00. However, in order to satisfy tax requirements that the Fund distribute substantially all of its investment company taxable income, the Fund may be required to pay out an additional annual distribution of any excess amounts of taxable income not previously distributed in dividends. If such an annual distribution is required, the Board of Trustees may act to try to maintain a stable net asset value by declaring a reverse split of the Fund's shares. The reverse split will be in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of the distribution, to remain the same as before the distribution was paid and will not affect the total value of the shareholder's shares.

     Risks Associated with Wrap Contracts. The Gartmore Morley Capital Accumulation Fund expects wrap contracts to enable it to maintain the price of the Fund at $10.00 per share. The Gartmore Morley Enhanced Income Fund may utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair a Fund's ability to achieve this objective.

     The Fund's wrap contracts typically will cause the Fund's yield to rise and Fall more slowly when interest rates change than the yield of a conventional bond or money market fund, so the Fund's yield may not reflect current market rates. Also, purchases and redemptions by Fund shareholders may increase or decrease the "crediting rate," the rate of return on the portion of the Fund covered by wrap contracts, which may increase or decrease the Fund's yield. Under extreme circumstances, the crediting rate, and thus the Fund's yield, could be reduced to zero for an extended period. Because of these adjustments to the crediting rate, a Fund shareholder may realize more or less than the actual investment return on the Fund's covered assets. Under certain circumstances the Fund may be obligated under the wrap contracts to maintain a high percentage of its assets in short-term investments or cash, which would result in reduced income for the Fund.

     The Fund may not be able to maintain a constant share price if any governmental or self-regulatory authority determines that it is not appropriate to value wrap contracts as the difference between the market value Fund's covered assets and their book value or if the Fund's Board of Trustees determines that such valuation is not appropriate.

     If a wrap contract matures or terminates, the Funds may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Funds may be required to reduce their respective NAVs accordingly. Likewise, if the market value of the covered assets is greater than their book value, a Fund's NAV may increase. In either case, Fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Funds may be negatively affected.

     The Trust's Board of Trustees has established policies and procedures for the Gartmore Morley Accumulation Fund governing valuation of these instruments which it believes in good faith accurately reflect the value of such Fund's wrap contracts and will establish similar procedures for the Gartmore Morley Enhanced Income Fund, if that Fund desires to enter into a specific wrap contract. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees, or its delegate, determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets. In these situations the Fund may experience variability in its NAV per share.

     Wrap Contracts do not protect the Funds from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event a Fund may experience a decrease in NAV.

     Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Funds may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of a Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of a Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

REPURCHASE  AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

BANK  OBLIGATIONS

     Bank obligations that may be purchased by the Funds include certificates of deposit, bankers' acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks and other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

WHEN-ISSUED  SECURITIES  AND  DELAYED-DELIVERY  TRANSACTIONS

     When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account.
Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

STANDBY  COMMITMENT  AGREEMENTS

     These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.

     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period if the security is not ultimately issued.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

LENDING  PORTFOLIO  SECURITIES

     Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the broker collateral equal to at least 100% of the value of the portfolio security loaned; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

     INVESTMENT OF SECURITIES LENDING COLLATERAL. The collateral received from a borrower as a result of a Fund's securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. Government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the Statement of Additional Information. Collateral may also be invested in a money market investment company or short-term collective investment trust.

     Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund's assets and may provide for a minimum guaranteed rate of return to the investor.

     Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then the an unconditional guarantee is provided by the issuer's parent.

     Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

INDEXED  SECURITIES

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL  COMPANY  AND  EMERGING  GROWTH  STOCKS

     Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices.
Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL  SITUATION  COMPANIES

     "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN  SECURITIES

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN  COMMERCIAL  PAPER

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

REAL  ESTATE  INVESTMENT  TRUSTS

     Although no Fund will invest in real estate directly, certain Funds may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").

CONVERTIBLE  SECURITIES

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged.
Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. For more information about zero coupon securities generally, see "Zero Coupon Securities, Pay-In-Kind Bonds ("PIK Bonds") and Deferred Payment Securities" below.

WARRANTS

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

     Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT  SELLING  OF  SECURITIES

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on a Fund's adviser's or subadviser's ability to correctly predict whether the price of a security it borrows to sell short will decrease.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Fund may also engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. For tax purposes a Fund that enters into a short sale "against the box" may be treated as having made a constructive sale of an "appreciated financial position" causing the Fund to realize a loss.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

     A  Fund  may  not  invest  more than 15% (10% for the Gartmore Money Market
Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     Some Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund's adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

     A Fund may borrow money from banks, limited by SEC rules to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. Except the Gartmore High Yield Bond Fund, Gartmore Morley Enhanced Income Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Value Opportunities Fund, the Index Funds and the Investor Destinations Funds, a Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets, except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

     Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

     Leverage and the Index Funds. The use of leverage by an Index Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, FAM in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede FAM from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
     A Fund at times may borrow from affiliates of FAM, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

DERIVATIVE  INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swaps and structured contracts, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward currency contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

(1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

(3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

(4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For All Funds" below.

     Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures Contracts. Certain Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Description Of Portfolio Instruments And Investment Policies - Restricted, Non-Publicly Traded and Illiquid Securities."

     Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

     A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

SECURITIES  OF  INVESTMENT  COMPANIES

     To the extent permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

     SPDRs and other Exchange Traded Funds. A Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN  PARTICIPATIONS  AND  ASSIGNMENTS

     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated assets are subject to interest rate risk because they settle later, then the Fund's interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE  NATIONWIDE  CONTRACT

     Each of the Investor Destinations Series (except the Gartmore Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Funds receive no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

ADDITIONAL  INFORMATION  CONCERNING  THE  INDICES

     Russell 2000. The Small Cap Index Fund is not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

     Frank Russell Company's publication of the Russell 2000 Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

     EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc.

     The International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the International Index Fund particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the International Index Fund or the owners of shares of the International Index Fund into consideration in determining, composing or calculating the EAFE Index.
Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the International Index Fund to be issued or in the determination or calculation of the equation by which the shares of the International Index Fund and are redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the International Index Fund in connection with the administration, marketing or trading of the International Index Fund.

     Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

     S&P 500 Index and S&P 400 Index. The Trust, on behalf of the S&P 500 Index Fund, has entered into a licensing agreement which authorizes the Fund to use the trademarks of the McGraw-Hill Companies, Inc.

     Standard & Poor's 500, S&P 500 , Standard & Poor's 400, and S&P 400 are trademarks of The McGraw-Hill Companies, Inc. The S&P 500 Index Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.("S&P"). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400 Index to track general stock market performance. S&P's only relationship to the Funds or the applicable adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds' shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500 or S&P 400 Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500 and S&P 400 Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

CAPITAL  PROTECTION  AGREEMENT  (FOR THE GARTMORE NATIONWIDE PRINCIPAL PROTECTED
FUND)

     The Gartmore Nationwide Principal Protected Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to help ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at no less than the Guaranteed Amount. The Guaranteed Amount is the initial value of the investor's account at the beginning of the Guarantee Period. The Guaranteed Amount may be reduced under some circumstances described below. An investor's initial purchase amount will also be decreased by any initial sales charges paid to determine the investor's Guaranteed Amount. To receive the full Guaranteed Amount at the end of the Guarantee Period, an investor must automatically reinvest all dividends and distributions received from the Fund and redeem no shares. In addition to reductions in the Guaranteed Amount caused by redemptions or taking your dividends or distributions in cash, an investor's Guaranteed Amount may be reduced by:

- any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and
- any reduction in the Fund's net assets because the Fund, Gartmore Mutual Fund Capital Trust (GMF) (the Fund's investment adviser) or its other service providers do not perform as required under the Capital Protection Agreement.

     Although the Fund never restricts your ability to redeem your shares or to take dividends or distributions in cash instead of reinvesting them, you will be reducing or eliminating the benefit of the Capital Protection if you do so during the Guarantee Period. As a result, shareholders who redeem during the Guarantee Period will bear the cost of the Capital Protection Agreement without receiving any corresponding benefit.

     Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur (including noncompliance with the certain agreed upon investment parameters) prior to the Guarantee Maturity Date (each, a "Trigger Event", as further described below), a "Zero Coupon Investment Period" may begin and the Fund may be required to liquidate its assets in both the Total Return Component (primarily equity securities) and the Protection Component (primarily high quality debt securities, which may include a high proportion of zero coupon securities) other than certain zero coupon U.S. Treasury securities it then holds, and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. Treasury securities with a face amount that, together with the face amount of any zero coupon U.S. Treasury securities then held by the Fund, equals at least the aggregate Guaranteed Amount. If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold zero coupon U.S. Treasury securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether the Fund's net assets are sufficient to pay the aggregate Guaranteed Amounts to the remaining shareholders. If there are not sufficient assets at that time and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets or by redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash held by the Fund, equals the aggregate Guaranteed Amount.

     While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's assets, other reductions including, without limitation, those reductions attributable to acts or omissions of the Fund, GMF or their representatives that constitute negligence, recklessness, bad faith or willful misconduct, or to failures to comply with the Fund Allocation Conditions (conditions which determine the allocation from time to time of the Fund's assets between the Total Return Component and the Protection Component) or the Investment Management Guidelines (investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component, including specifying the types of securities, as well as the countries and sectors in which the Total Return Component and the Protection Component of the Fund may invest) are not covered by the Capital Protection Agreement.

     A "Trigger Event" means that the assets of the Fund do not meet the requirements of the Capital Protection Agreement on any business day prior to the Guarantee Maturity Date or the occurrence of any of the following events at any time before the fifth business day prior to the Guarantee Maturity Date:
(a) a change to the Investment Management Guidelines not approved by the Capital Protection Provider; (b) any failure by the Investment Adviser to cure a breach of the Fund Allocation Conditions after receipt of notice of such breach from the Capital Protection Provider; (c) any failure of the Fund to comply with the Investment Management Guidelines, unless such failure is cured in accordance with the Capital Protection Agreement; (d) the termination of, or the failure of expenses incurred by the Fund to be within the limits set forth in, the Expense Limitation Agreement; (e) the Fund has incurred expenses or liabilities or any person other than the Capital Protection Provider has asserted a claim through judicial proceedings such that the Fund incurred expenses or limitations not covered by the Expense Limitation Agreement in excess of 5% of the assets of the Fund; (f) an event of default where the Fund is the defaulting party or a termination event where the Fund is an affected party under the Capital Protection Agreement; (g) the Investment Adviser resigns, or the agreement with the Investment Adviser is terminated by the Board of Trustees, the Fund's shareholders or otherwise, and a successor is not acceptable to the Capital Protection Provider; (h) the Investment Adviser is no longer an affiliate of Nationwide Mutual Insurance Company; (i) the Investment Adviser breaches any obligation it has under the Capital Protection Agreement to cure a Trigger Event; (j) a breach by the Investment Adviser, the Fund or the Fund's custodian bank of the Capital Protection Agreement; (k) any amendment to the constitutive documents of the Fund, or any material change to the terms of the Fund that is adverse to the interests of the Fund or the Capital Protection Provider; or (l) any suspension of the calculation of the net asset value of the Fund or of redemptions of the Fund's, unless cured on the business day following its occurrence. Once a Trigger Event occurs and unless the condition causing the Trigger Event can be cured, the Fund may have to irreversibly invest in zero coupon U.S. Treasury securities for the remainder of the Guarantee Period and will enter into the "Zero Coupon Investment Period."

     The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgement that it is in the best interests of the Fund and its shareholders to do so. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

     AIG FINANCIAL PRODUCTS CORP. AND AIG, INC. The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc. (AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

     Since the Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent, a shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection
Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

     The  following  is  incorporated  by  reference  herein

- AIG's audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2001;

- AIG's unaudited financial statements included in its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2002, June 30, 2002, and September 30, 2002;

-    AIG's  current  report  on  Form 8-K dated and filed February 13, 2003; and

- to the extent filed with the Commission prior to the end of the Fund's Offering Period, AIG's audited financial statements included in any Annual Report of AIG on Form 10-K and AIG's unaudited financial statements included in any Quarterly Reports of AIG on Form 10-Q.

TEMPORARY  INVESTMENTS

     Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for other cash management purposes, or if a Fund's adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Gartmore Tax-Free Income Fund), may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest. The Gartmore Tax-Free Income Fund may invest up to 20% of its assets in cash and the taxable money market cash equivalents listed above. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PORTFOLIO  TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The table below explains any significant variation in the Funds' portfolio turnover rate for the years ended October 31, 2002 and 2001, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:


FUND                                                             2002     2001
--------------------------------------------------------------------------------
Gartmore Global Health Sciences Fund(1). . . . . . . . . . . .  893.80%  754.05%
--------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund(2). . . . . . .   26.33%  190.23%
--------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund(2) .   28.41%  226.13%
--------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund(2). . . . . . . .   34.36%  258.23%
--------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund(2)   49.00%  235.84%
--------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund(2). . . . . .   46.89%  176.59%
--------------------------------------------------------------------------------
Gartmore Millennium Growth Fund(3) . . . . . . . . . . . . . .  432.60%  698.74%
--------------------------------------------------------------------------------
Gartmore US Growth Leaders Fund(4) . . . . . . . . . . . . . .  773.95%  944.67%
--------------------------------------------------------------------------------
Gartmore Worldwide Leaders Fund(5) . . . . . . . . . . . . . .  467.35%   34.57%
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund(6). . . . . . . . . . . .   15.82%  119.76%
--------------------------------------------------------------------------------

---------------
1 Although the portfolio manager for the Gartmore Global Health Sciences Fund is not limited by portfolio turnover in his management style, the Fund's portfolio turnover increased significantly in 2002 as a result of volatile markets, particularly in the health sciences sector.
2 During the fiscal year ended October 31, 2001, each of the Investor Destinations Funds invested in both affiliated and unaffiliated underlying mutual funds. However, as of October 15, 2001, the Index Funds were converted into a structure that allows the Investor Destinations Funds to invest primarily in the Index Funds. As a result, the portfolio turnover was particularly high in fiscal year 2001 when the investments in unaffiliated underlying funds were sold and each Investor Destination Fund invested more heavily in the Index Funds. It is expected that the portfolio turnover in fiscal year 2002 will be more representative of the portfolio turnover going forward.
3 Because the portfolio manager for the Gartmore Millennium Growth Fund is not limited by portfolio turnover in his management style, the Fund's portfolio turnover will fluctuate based on particular market conditions.
4 Because the portfolio managers for the Gartmore U.S. Growth Leaders Fund are not limited by portfolio turnover in their management style, the Fund's portfolio turnover will fluctuate based on particular market conditions.
5 The fiscal year ended October 31, 2001 was the first full year of operations for the Gartmore Worldwide Leaders Fund (the Fund commenced operations in August 2000). As a result, there were not significant purchases and redemptions in the Fund during that period. The Fund's subadviser, however, is not limited by portfolio turnover in its management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions. It is expected that the portfolio turnover in fiscal 2002 will be more representative of the portfolio turnover going forward.
6 Prior to October 15, 2001, the Nationwide Mid Cap Market Index Fund, under a master-feeder structure, invested all of its assets in shares of a corresponding series of a master trust. Beginning on October 13, 2001, the Fund began being managed directly, outside of the master-feeder structure. The higher portfolio turnover in the fiscal year ended October 31, 2001 resulted from the conversion of the Fund from the master-feeder structure. It is expected that the portfolio turnover in fiscal 2002 will be more representative of the portfolio turnover going forward.

INVESTMENT  RESTRICTIONS

     The following are fundamental investment restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

     Each  of  the  Funds:

- May not (EXCEPT THE GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE ASIA PACIFIC LEADERS FUND, GARTMORE EUROPEAN LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE
     NATIONWIDE LEADERS FUND, GARTMORE GLOBAL HEALTH SCIENCES FUND, GARTMORE WORLDWIDE LEADERS FUND, THE INDEX FUNDS, INVESTOR DESTINATIONS FUNDS, THE S&P 500 INDEX FUND AND GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND) purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Gartmore Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.

- May not (EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE GLOBAL HEALTH
     SCIENCES FUND, GARTMORE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS (EXCEPT THE S&P 500 INDEX FUND), GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND AND THE INVESTOR DESTINATIONS FUNDS) purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance. For the Gartmore Tax-Free Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.

- May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

THE  S&P  500  INDEX  FUND:

- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

THE  INDEX  FUNDS  (EXCEPT THE S&P 500 INDEX FUND) AND THE INVESTOR DESTINATIONS
FUNDS:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND AND GARTMORE MORLEY ENHANCED INCOME FUND:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

CONCENTRATION POLICIES. EACH OF THE FOLLOWING FUNDS INVESTS 25% OR MORE OF ITS ASSETS IN THE SECURITIES OF COMPANIES IN THE SAME OR RELATED INDUSTRIES AS DESCRIBED BELOW:

THE  GARTMORE  U.S.  GROWTH  LEADERS  FUND

- Will invest 25% or more of its assets in a group of companies in software and related technology industries.

THE  GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

THE  GARTMORE  GLOBAL  UTILITIES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

THE  GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

THE  GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND:

- Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

THE FOLLOWING ARE THE NON-FUNDAMENTAL OPERATING POLICIES OF THE FUNDS WHICH MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT SHAREHOLDER APPROVAL:

Each  Fund  may  not:

- Sell securities short (except for the Gartmore Long-Short Equity Plus Fund, Gartmore Millennium Growth Fund, Gartmore High Yield Bond Fund and Gartmore U.S. Growth Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Gartmore U.S. Growth Leaders Fund may only sell securities short in accordance with the description contained in its Prospectus or in this SAI.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Gartmore Money Market Fund) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Pledge, mortgage or hypothecate any assets owned by the Fund (except for the Gartmore Long-Short Equity Plus Fund) in excess of 33 1/3% of the
     Fund's total assets at the time of such pledging, mortgaging or hypothecating.

EACH  FUND, EXCEPT THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS, MAY NOT:

- Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

EACH FUND EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS MAY NOT:

- Purchase securities when bank borrowings exceed 5% of such Fund's total assets, except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

MANAGEMENT  INFORMATION

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS




(1)                                (2)           (3)                     (4)                    (5)           (6)
NAME,                          POSITION(S)  TERM           PRINCIPAL                        NUMBER       OTHER
ADDRESS,                       HELD         OF             OCCUPATION(S)                    OF           DIRECTORSHIPS
AND AGE                        WITH         OFFICE         DURING                           PORTFOLIOS   HELD
                               FUND         WITH           PAST                             IN           BY
                                            TRUST -        5 YEARS                          FUND         TRUSTEE**
                                            LENGTH                                          COMPLEX
                                            OF TIME                                         OVERSEEN
                                            SERVED*                                         BY
                                                                                            TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Charles E. Allen              Trustee      Since           Mr. Allen is Chairman,                81      None
                                           July 2000       Chief Executive Officer and
8162 E. Jefferson Ave., #15B                               President of Graimark
Detroit, MI 48214                                          Realty Advisors, Inc.
                                                           (real estate development,
                                                           investment and asset
Age 55                                                     management).
----------------------------------------------------------------------------------------------------------------------
Paula H.J                      Trustee      Since          Ms. Cholmondeley is Vice              81      None
Cholmondeley                                July 2000      President and General
                                                           Manager of Special
c/o Sappi Fine Paper                                       Products at Sappi Fine
225 Franklin Street                                        Paper North America. Prior
Boston, MA 02110                                           to 1998, she held various
                                                           positions with Owens
Age 56                                                     Corning, including Vice
                                                           President and General
                                                           Manager of the Residential
                                                           Insulation Division (1997
                                                           to 1998).
----------------------------------------------------------------------------------------------------------------------
C. Brent DeVore                Trustee      Since 1990     Dr. DeVore is President               81      None
                                                           of Otterbein College.
111 N. West Street
Westerville, OH 43081

Age 63
----------------------------------------------------------------------------------------------------------------------
Robert M. Duncan               Trustee      Since          Since 1999, Mr. Duncan                81      None
                                            April 1987     has worked as an arbitration
1397 Haddon Road                                           and mediation consultant.
Columbus, OH 43209                                         From 1996 to 1999, he was
                                                           Commissioner of the Ohio
Age 76                                                     Elections Commission.
----------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar            Trustee      Since          Retired; Ms. Hennigar is the          81      None
                                            July 2000      former Chairman of
6363 So. Sicily Way                                        OppenheimerFunds Services
Aurora, CO 80016                                           and Shareholder Services
                                                           Inc. Ms. Hennigar held this
Age 68                                                     position from October 1999
                                                           to June, 2000.  Prior to that,
                                                           she served as President and
                                                           Chief Executive Officer of
                                                           OppenheimerFunds Services.
----------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV             Trustee      Since          Dr. Kerr is President                 81      None
                                            October 1971   Emeritus of Kendall
4890 Smoketalk Lane                                        College.
Westerville, OH 43081

Age 70
----------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler             Trustee      Since          Mr. Kridler is the President          81      None
                                            September      and Chief Executive Officer
2355 Brixton Road                           1997           of the Columbus Foundation,
Columbus, OH 43221                                         Columbus, OH based (a
                                                           foundation which manages
Age 48                                                     over 1,000 individual
                                                           endowment funds). Prior to
                                                           January 31, 2002, Mr.
                                                           Kridler was the President of
                                                           the Columbus Association
                                                           for the Performing Arts and
                                                           Chairman of the Greater
                                                           Columbus Convention and
                                                           Visitors Bureau.
----------------------------------------------------------------------------------------------------------------------
David C. Wetmore               Trustee      Since          Mr. Wetmore is the                    81      None
                                            1995           Managing Director of
26 Turnbridge Drive                                        Updata Capital, Inc., a
Long Cove Plantation                                       venture capital firm.
Hilton Head, SC 29928
Age 55
----------------------------------------------------------------------------------------------------------------------


* Information provided may include time served as Trustee for the Trust's predecessors (Nationwide Investing Foundation I, Nationwide Investing Foundation II and Financial Horizons Investment Trust). The term of office length is until a director resigns or reaches a mandatory retirement age of
     70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
** Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS


(1)                     (2)              (3)                        (4)                        (5)               (6)
NAME,               POSITION(S)                                  PRINCIPAL                                      OTHER
ADDRESS,               HELD             TERM                   OCCUPATION(S)                NUMBER OF       DIRECTORSHIPS
AND AGE              WITH FUND   OF OFFICE - LENGTH               DURING               PORTFOLIOS IN FUND        HELD
                                       OF TIME                     PAST                      COMPLEX              BY
                                       SERVED                     5 YEARS                   OVERSEEN           TRUSTEE
                                         (1)                                               BY TRUSTEE            (2)
-------------------------------------------------------------------------------------------------------------------------
Paul J. Hondros      Trustee       Since              Mr. Hondros is President an                 81[3]     None
Gartmore Global      And           July 2000          Chief Executive Officer of
Investments, Inc.    Chairman                         Gartmore Distribution
1200 River Road,                                      Services, Inc.*, Gartmore
Conshohocken,                                         Investor Services, Inc.*,
PA 19428                                              Gartmore Morley Capital
                                                      Management, Inc.*, Gartmore
Age 55                                                Morley Financial Services,
                                                      Inc.,* NorthPointe Capital,
                                                      LLC*,  GGAMT*, GGI*,
                                                      GMF*,and GSA* and a
                                                      Director of Nationwide
                                                      Securities, Inc.* as well as
                                                      several entities within
                                                      Nationwide Financial
                                                      Services, Inc. Prior to that,
                                                      Mr. Hondros served as
                                                      President and Chief
                                                      Operations Officer of Pilgrim
                                                      Baxter and Associates, Ltd.,
                                                      an investment management
                                                      firm, and its affiliated fixed
                                                      income investment
                                                      management arm, Pilgrim
                                                      Baxter Value Investors, Inc.
                                                      and as Executive Vice
                                                      President to the PBHG Funds,
                                                      PBHG Insurance Series Funds
                                                      and PBHG Adviser Funds.
-------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler    Trustee      February             Mr. Shisler is President and                     81  None
                                 2000                 Chief Executive Officer of
1356 North                                            K&B Transport, Inc., a
Wenger Rd.                                            trucking firm, Chairman of the
Dalton, OH 44618                                      Board for Nationwide Mutual
                                                      Insurance Company* and a
Age 62                                                Director of Nationwide
                                                      Financial Services, Inc.*
-------------------------------------------------------------------------------------------------------------------------
Gerald J. Holland   Treasurer    Since                Mr. Holland is Senior Vice                       81   None
                                 March 2001           President - Operations for
Gartmore Global                                       GGI*, GMF* and GSA.*  He
Investments, Inc.                                     was Assistant Treasurer to the
1200 River Road,                                      Funds. Prior to July 2000, he
Conshohocken, PA                                      was Vice President for First
19428                                                 Data Investor Services, an
                                                      investment company service
Age 52                                                provider.
-------------------------------------------------------------------------------------------------------------------------
Eric E. Miller      Secretary    Since                Mr. Miller is Senior Vice                        81   None
                                 December             President, Chief Counsel
Gartmore Global                  2002                 for GGI,* GMF,* and GSA*.
Investments, Inc.                                     Prior to August 2002, he was
1200 River Road                                       a Partner with Stradley
Conshohocken, PA                                      Ronon Stevens &
19428                                                 Young, LLP.

Age 50
-------------------------------------------------------------------------------------------------------------------------


1 This position is held with an affiliated person or principal underwriter of the Funds.
2 Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3 Mr. Hondros is also an Administrative Committee Member for The Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Statistical Arbitrage Fund LLC, The Statistical Arbitrage Fund LDC, The Leaders Long-Short Fund, LLC and The Leaders Long-Short Fund LDC eight private investment companies (hedge funds) managed by GSA*.
* This position is held with an affiliated person or principal underwriter of the Funds.

REPSONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEES  COMMITTEES

     The Board of Trustees has four standing committees: Audit, Pricing and Valuation, Nominating and Board Governance, and Performance.

     The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; and (e) approve the engagement of the Trust's independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust's investment advisers (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment advisers if the engagement relates to the Trust's operations and financial reporting; and (f) meet and consider the reports of the Trust's independent auditorsThe function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met two times during the past fiscal year and consists of the following Trustees: Mr. Allen, Ms. Cholmondeley and Mr. Wetmore.

     The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met four times during the past fiscal year and consists of the following Trustees: Ms. Hennigar, Mr. Kridler and Mr. Shisler.

     The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board
Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met four times during the past fiscal year and consists of the following Trustees: Dr. DeVore, Mr. Duncan and Dr. Kerr, each of whom is not an interested person of the Trust, as defined in the 1940 Act. The Nominating and Board Governance Committee generally does not consider nominees recommended by shareholders of the Funds.

     The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, Rule 12b-1 fees, and administrative service fees as the Committee deems to be necessary and appropriate; and (4) to review and monitor the performance of the Trust's funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees. This Committee met 2 times during the past fiscal year and currently consists of the following Trustees: Ms. Hennigar, Mr. Allen and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act

OWNERSHIP  OF  SHARES  OF  GARTMORE  FUNDS  AS  OF  DECEMBER  31,  2002

All Trustees and Officers of the Trust, as a group, own less than 1% of its outstanding shares.


(1)                            (2)                          (3)
------------------------------------------------------------------------------
NAME                       DOLLAR RANGE            AGGREGATE DOLLAR RANGE
OF                     OF EQUITY SECURITIES     OF EQUITY SECURITIES AND/OR
TRUSTEE                   AND/OR SHARES           SHARES IN ALL REGISTERED
                           IN THE FUNDS             INVESTMENT COMPANIES
                                                   OVERSEEN BY TRUSTEE IN
                                               FAMILY OF INVESTMENT COMPANIES
------------------------------------------------------------------------------
Charles E. Allen,     $         1 - $10,000   $                   1 - $10,000
------------------------------------------------------------------------------
Paula H.J             $         1 - $10,000   $                   1 - $10,000
Cholmondeley
------------------------------------------------------------------------------
C. Brent DeVore               OVER $100,000                    OVER $100,000
------------------------------------------------------------------------------
Robert M. Duncan              OVER $100,000                    OVER $100,000
------------------------------------------------------------------------------
Barbara L. Hennigar   $         1 - $10,000   $                   1 - $10,000
------------------------------------------------------------------------------
Thomas J. Kerr, IV            OVER $100,000                     OVER $100,000
------------------------------------------------------------------------------
Douglas F. Kridler    $    10,001 - $50,000   $              10,001 - $50,000
------------------------------------------------------------------------------
David C. Wetmore              OVER $100,000                     OVER $100,000
------------------------------------------------------------------------------
Paul J. Hondros               OVER $100,000                     OVER $100,000
------------------------------------------------------------------------------
Arden L. Shisler      $   50,001 - $100,000                     OVER $100,000
------------------------------------------------------------------------------

OWNERSHIP IN THE FUNDS' INVESTMENT ADVISERS1, SUBADVISERS2 OR DISTRIBUTOR3 AS OF DECEMBER 31, 2002

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS



(1)                        (2)          (3)        (4)         (5)        (6)
-------------------------------------------------------------------------------
NAME                     NAME OF        NAME    TITLE OF      VALUE     PERCENT
OF                      OWNERS AND       OF     CLASS OF       OF          OF
TRUSTEE               RELATIONSHIPS   COMPANY   SECURITY   SECURITIES    CLASS
                        TO TRUSTEE
-------------------------------------------------------------------------------
Charles E. Allen      N/A             N/A       N/A        NONE         N/A
Paula H.J             N/A             N/A       N/A        NONE         N/A
Cholmondeley
C. Brent DeVore       N/A             N/A       N/A        NONE         N/A
Robert M. Duncan      N/A             N/A       N/A        NONE         N/A
Barbara L. Hennigar   N/A             N/A       N/A        NONE         N/A
Thomas J. Kerr, IV    N/A             N/A       N/A        NONE         N/A
Douglas F. Kridler    N/A             N/A       N/A        NONE         N/A
David C. Wetmore      N/A             N/A       N/A        NONE         N/A


1 Investment Advisers include Gartmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc.
2 Subadvisers include Fund Asset Management, Gartmore Global Partners, INVESCO Management and Research, and NorthPointe Capital, LLC.
3 Or any company, other than an investment company, that controls a Fund's adviser or distributor.

COMPENSTION  OF  TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Gartmore Mutual Fund Capital Trust (formerly Villanova Mutual Fund Capital Trust) ("GMF"), Gartmore Global Asset Management Trust (formerly Villanova Global Asset Management Trust) ("GGAMT") and Gartmore Morley Capital Management, Inc. (formerly Morley Capital Management, Inc.) ("GMCM"), each, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended October 31, 2002. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Gartmore Fund Complex for the twelve months ended October 31, 2002. Trust officers receive no compensation from the Trust in their capacity as officers.



(1)                         (2)             (3)            (4)           (5)
--------------------------------------------------------------------------------
                                       PENSION         ESTIMATED    TOTAL
NAME                   AGGREGATE       RETIREMENT      ANNUAL       COMPENSATION
OF                     COMPENSATION    BENEFITS        BENEFITS     FOR
TRUSTEE                FROM            ACCRUED AS      UPON         THE
                       THE             PART OF TRUST   RETIREMENT   COMPLEX*
                       TRUST           EXPENSES
--------------------------------------------------------------------------------
Charles E. Allen       $      20,500           - 0 -        - 0 -   $      41,000
Paula H.J              $      19,500           - 0 -        - 0 -   $      39,000
Cholmondeley
C. Brent DeVore        $      20,000           - 0 -        - 0 -   $      40,000
Robert M. Duncan       $      20,500           - 0 -        - 0 -   $      41,000
Barbara L. Hennigar    $      20,250           - 0 -        - 0 -   $      40,500
Paul J. Hondros                - 0 -           - 0 -        - 0 -           - 0 -
Thomas J. Kerr, IV     $      20,000           - 0 -        - 0 -   $      40,000
Douglas F. Kridler     $      22,000           - 0 -        - 0 -   $      44,000
Mark L.Lipson1                 - 0 -           - 0 -        - 0 -           - 0 -
Arden L. Shisler       $      20,000           - 0 -        - 0 -   $      40,000
David C. Wetmore       $      21,750           - 0 -        - 0 -   $      43,500


1 Mr. Lipson was a Trustee for the Trust from March 13, 2003 until September 16, 2003, when he resigned.

* On October 31, 2002, the Fund Complex included two trusts comprised of 79 investment company funds or series.

     The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

     Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Funds which offer such Class and generally charge a front-end sales charge, at net asset value without a sales charge.

CODE  OF  ETHICS

     Federal law requires the Trust, each of its investment advisers and sub-advisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Funds).

PROXY  VOTING  GUIDELINES

     Federal law requires the Trust and each of its investment advisers and sub-advisers to adopt procedures for voting proxies ("Proxy Voting Guidelines") and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The summary of such Proxy Voting Guidelines is attached as Appendix B.


                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST  EXPENSES

Subject to any applicable Expense Limitation Agreements, the Trust pays the compensation of the Trustees who are not interested persons of Gartmore Global Investments, Inc., or its affiliates, the compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the applicable Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration and Transfer Agency Agreement, which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; administrative services fees under an Administrative Services Plan, and wrap contracts, premiums and expenses related to wrap contracts; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust;
expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.
INVESTMENT  ADVISERS

     Under the applicable Investment Advisory Agreements with the Trust, GMF manages the Funds in accordance with the policies and procedures established by the Trustees, except for the following Funds which are advised by affiliates of GMF as described below:

Funds  advised  by  GGAMT
---------------------------------------
Gartmore  Asia  Pacific  Leaders  Fund(1)
Gartmore  Emerging  Markets  Fund
Gartmore  European  Leaders  Fund(1)
Gartmore  Global  Financial  Services  Fund
Gartmore  Global  Small  Companies  Fund(1)
Gartmore  Global  Utilities  Fund
Gartmore  International  Growth  Fund
Gartmore  OTC  Fund(1)
Gartmore  Worldwide  Leaders  Fund

----------------
1    These  Funds  have  not  yet  commenced  operations.

Funds  advised  by  GMCM
---------------------------------------
Gartmore  Morley  Capital  Accumulation  Fund
Gartmore  Morley  Enhanced  Income  Fund

     Except as described below, the investment adviser for each Fund manages the day-to-day investments of the assets of the Funds. For certain Funds, GMF or GGAMT also provide investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. GMF is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however GMF does not intend to do so at this time.

The  following  Funds  are  subadvised:


Gartmore Asia Pacific Leaders Fund(1)
Gartmore Emerging Markets Fund            Gartmore Worldwide Leaders Fund
Gartmore European Leaders Fund(1)         Nationwide Bond Index Fund
Gartmore Global Financial Services Fund   Nationwide International Cap Index Fund
Gartmore Global Small Companies Fund(1)   Gartmore Long-Short Equity Plus Fund
Gartmore Global Utilities Fund            Nationwide S&P 500 Index Fund
Gartmore International Growth Fund        Nationwide Mid Cap Market Index Fund
Gartmore Large Cap Value Fund             Nationwide Small Cap Fund
Gartmore OTC Fund(1)                      Nationwide Small Cap Index Fund
Gartmore Value Opportunities Fund         NorthPointe Small Cap Value Fund

1    These  Funds  have  not  yet  commenced  operations.

Gartmore  Mutual  Fund  Capital  Trust

     GMF pays the compensation of the officers of the Trust employed by GMF and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by Gartmore Global Investments, Inc. and its affiliates. GMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, GMF pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust's series or for recordkeeping or other shareholder related services.

     The Investment Advisory Agreement also specifically provides that GMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment," as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that GMF may render similar services to others.

     GMF, located at 1200 River Road, Conshohocken, PA 19428, is a wholly owned subsidiary of Gartmore Global Investments, Inc., a holding company which is a majority-owned subsidiary of Gartmore Global Asset Management Trust. Gartmore Global Asset Management, which is a registered investment adviser, is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


FUND                                  ASSETS                     INVESTMENT ADVISORY FEE
----------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund       0 up to $250 million               1.03%
                                      250 million up to $1 billion       1.00%
                                      1 billion up to $2 billion         0.97%
                                      2 billion up to $5 billion         0.94%
                                      $        5 billion and more        0.91%

Gartmore Growth Fund and              0 up to $250 million               0.60%
Gartmore Nationwide Fund              250 million up to $1 billion      0.575%
  (formerly Gartmore Total Return     1 billion up to $2 billion         0.55%
  Fund)                               2 billion up to $5 billion        0.525%
                                      $        5 billion and more        0.50%

Gartmore Bond Fund,                   0 up to $250 million               0.50%
Gartmore Tax-Free Income Fund,        250 million up to $1 billion      0.475%
and Gartmore Government Bond          1 billion up to $2 billion         0.45%
Fund                                  2 billion up to $5 billion        0.425%
                                      $        5 billion and more        0.40%

Gartmore Money Market Fund            $        0 up to $1 billion        0.40%
                                      1 billion up to $2 billion         0.38%
                                      2 billion up to $5 billion         0.36%
                                      $        5 billion and more        0.34%

Nationwide S&P 500 Index Fund         0 up to $1.5 billion               0.13%
                                      1.5 up to $3 billion               0.12%
                                      $        3 billion and more        0.11%

Nationwide Small Cap Index Fund       All assets                         0.20%

Nationwide Mid Cap Market Index       All assets                         0.22%
Fund and Nationwide Bond Index Fund

Nationwide International Index Fund   All Assets                         0.27%

Gartmore Large Cap Value Fund         up to $100 million                 0.75%
                                      $        100 million or more       0.70%

Nationwide Small Cap Fund             up to $100 million                 0.95%
                                      $        100 million or more       0.80%

Gartmore Value Opportunities Fund     0 up to $250 million               0.70%
                                      250 million up to $1 billion      0.675%
                                      1 billion up to $2 billion         0.65%
                                      2 billion up to $5 billion        0.625%
                                      $        5 billion and more        0.60%

Gartmore High Yield Bond Fund         0 up to $250 million               0.55%
                                      250 million up to $1 billion      0.525%
                                      1 billion up to $2 billion         0.50%
                                      2 billion up to $5 billion        0.475%
                                      $        5 billion and more        0.45%

NorthPointe Small Cap Value Fund      All assets                         0.85%

Gartmore Global Technology and        All assets                         0.98%
Communications Fund

Gartmore Global Health Sciences       All assets                         1.00%
Fund

Gartmore U.S. Growth Leaders Fund[1]  0 up to $500 million               0.90%
                                      500 million up to $2 billion       0.80%
                                      $        2 billion and more        0.75%

Gartmore Nationwide Leaders Fund      0 up to $500 million               0.90%
                                      500 million up to $2 billion       0.80%
                                      $        2 billion and more        0.75%

Gartmore Investor Destinations:       All assets                         0.13%
                                      Aggressive Fund
                                      Moderately Aggressive Fund
                                      Moderate Fund
                                      Moderately Conservative Fund
                                      Conservative Fund

Gartmore Micro Cap Equity Fund        All assets                         1.25%

Gartmore Mid Cap Growth Fund          All assets                         0.75%

Gartmore Long-Short Equity Plus       0 up to $250 million               1.50%
Fun                                   250 million and more               1.25%

Gartmore Nationwide Principal         All assets                         0.60%
Protected Fund[2]

Gartmore Convertible Fund             All assets                         0.65%

---------------
1 The advisory fee at each breakpoint for the Gartmore U.S. Growth Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
2 The investment advisory fee noted is for the Guarantee and Post Guarantee Periods. In the event the Fund becomes completely and irreversibly invested in U.S. Treasury zero coupon securities during the Guarantee Period, GMF has contractually agreed to reduce its fee to an annual rate of 0.25% for the remainder of the Guarantee Period. During the Offering Period, the investment advisory fee for the Fund will be 0.40%. Please refer to the Fund's prospectus for further information.

PERFORMANCE  FEES  - GARTMORE  U.S.  GROWTH  LEADERS  FUND

     As described above and in the Fund's Prospectus, the Gartmore U.S. Growth Leaders Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is further information about the advisory fee arrangements of the
Fund:


FUND            BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                               PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                     EACH BREAK POINT   EACH BREAK POINT
---------------------------------------------------------------------------------------------------------
Gartmore      S&P 500 Index             12.0%      0.90% for assets              1.12%              0.68%
U.S. Growth                                        up to $500 million,
Leaders Fund
                                                   0.80% for assets              0.98%              0.62%
                                                   of $500 million
                                                   and more but less
                                                   than $2 billion,

                                                   0.75% for assets of           0.91%              0.59%
                                                   $ 2 billion and more

     The performance adjustment for the Fund works as follows: If the Fund outperforms its benchmark, S&P 500 Index, by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68%. In the event that the Fund outperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once the Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

Gartmore  Morley  Capital  Management,  Inc.

     Under the terms of the Trust's investment advisory agreement with GMCM (the "GMCM Advisory Agreement"), GMCM currently manages the Gartmore Morley Capital Accumulation Fund and the Gartmore Morley Enhanced Income Fund, two funds of the Trust (the "Gartmore Morley Funds"), subject to the supervision and direction of the Board of Trustees. Prior to March 5, 2001, the investment advisory services being performed for the Gartmore Morley Funds were provided by Gartmore Trust Company ("GTC"), a corporate affiliate of GMCM. GMCM will: (i) act in strict conformity with the Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (ii) manage the Gartmore Morley Funds in accordance with the Funds' investment objectives, restrictions and policies;
(iii) make investment decisions for the Gartmore Morley Funds; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Gartmore Morley Funds. Under the terms of the GMCM Advisory Agreement, GMCM pays the Gartmore Morley Funds' pro rata share of the compensation of the Trustees who are interested persons of the Trust. GMCM also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Gartmore Morley Funds and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Gartmore Morley Funds. Likewise, GMCM may pay, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

     The GMCM Advisory Agreement also specifically provides that GMCM, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Gartmore Morley Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The GMCM Advisory Agreement continued in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods as to each Gartmore Morley Fund provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The GMCM Advisory Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Gartmore Morley Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The GMCM Advisory Agreement further provides that GMCM may render similar services to others.

     GMCM has informed the Gartmore Morley Funds that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Gartmore Morley Funds, GMCM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of GMCM, its parent or its affiliates and, in dealing with its customers, GMCM, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by GMCM or any such affiliate.

     GMCM was organized in 1983 as an Oregon corporation and is a registered investment adviser. It focuses its investment management business on providing stable value fixed income management services, primarily to retirement plans. GMCM is a wholly-owned subsidiary of Gartmore Morley Financial Services, Inc. ("GMFS"). GMFS, an Oregon corporation, also owns all of the voting securities of GTC. GMFS is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is a majority owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


FUND                                      ASSETS       INVESTMENT ADVISORY FEE
Gartmore Morley Capital Accumulation Fund  All assets        0.35%(1)
Gartmore Morley Enhanced Income Fund       All assets        0.35%

1 GMCM has agreed voluntarily to waive 0.10% of that fee until further written notice to shareholders.

Gartmore  Global  Asset  Management  Trust

     Gartmore Global Asset Management Trust ("GGAMT") oversees the management of the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders, Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore
Global Financial Services, Gartmore Global Utilities, Gartmore Global Small Companies, and Gartmore OTC Funds (collectively, the "GGAMT Advised Funds") pursuant to an Investment Advisory Agreement with the Trust. Pursuant to the Investment Advisory Agreement, GGAMT may either provide portfolio management for the GGAMT Advised Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. GGAMT pays the compensation of the Trustees affiliated with GGAMT. The officers of the Trust receive no compensation from the Trust. GGAMT pays all expenses it incurs in providing service under the Investment Advisory Agreement, other than the cost of investments. GGAMT also pays, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

     The Investment Advisory Agreement also provides that GGAMT shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless it has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement. After an initial two-year period, the Investment Advisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Investment Advisory Agreement terminates automatically if it is assigned and it may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     GGAMT, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

      For services provided under the Investment Advisory Agreement, GGAMT receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


                                                           INVESTMENT
FUND                                            ASSETS    ADVISORY FEE
-----------------------------------------------------------------------
Gartmore Emerging Markets Fund and           All assets          1.15%
Gartmore Global Small Companies Fund

Gartmore International Growth Fund,          All assets          1.00%
Gartmore International Growth Fund,
Gartmore Worldwide Leaders Fund,
Gartmore European Leaders Fund,
Gartmore Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund, and
Gartmore OTC Fund

Gartmore Global Utilities Fund               All assets          0.80%


LIMITATION  OF  FUND  EXPENSES

Gartmore  Mutual  Fund  Capital  Trust

     In the interest of limiting the expenses of those Funds for whom GMF serves as investment adviser, GMF may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of those Funds. In this regard, GMF has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, GMF has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 fees and administrative services fees and other expenses listed below) to the extent necessary to limit the total annual operating expenses of each Class of each such Fund (for a few Funds, however, as noted below, Rule 12b-1 and administrative services fees are not excluded from the expense limitations) to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

     Except  as  described  below  for the Gartmore Long-Short Equity Plus Fund,
Gartmore Mid Cap Growth Fund, Gartmore Millennium Growth Fund, Gartmore Government Bond Fund, Gartmore Money Market Fund, Gartmore Nationwide Principal Protected Fund and Gartmore Convertible Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

     With respect to the Gartmore Convertible Fund, Gartmore Long-Short Equity Plus Fund, Gartmore Mid Cap Growth Fund, Gartmore Millennium Growth Fund, Gartmore Government Bond Fund, Gartmore Money Market Fund and Principal Protected Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless:
(i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below;
(iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

     Until at least February 28, 2005, GMF has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, commissions and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses, for certain Funds of the Trust as follows:

- Gartmore Millennium Growth Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class D shares, Class R shares and Institutional
     Service  Class  shares

- Gartmore Government Bond Fund to 0.79% for Class A shares, Class B shares, Class C shares, Class D shares, Class R shares, Class X shares and Class Y shares

- Gartmore Large Cap Value Fund to 1.00% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

- Nationwide Small Cap Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

- Nationwide S&P 500 Index Fund to 0.63% for Class A shares, 1.23% for Class B shares, 1.23% for Class C shares, 0.23% for Class R shares, 0.48% for Institutional Service Class shares, 0.63% for Service Class shares, 0.23% for Institutional Class shares and 0.35% for Local Fund shares

- Gartmore U.S. Growth Leaders Fund to 1.30% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

- Gartmore Value Opportunities Fund to 1.00% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

- Gartmore High Yield Bond Fund to 0.70% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

-    NorthPointe  Small  Cap  Value Fund to 1.00% for Institutional Class shares

- Gartmore Global Technology and Communications Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional
     Service  Class  shares

- Gartmore Global Health Sciences Fund to 1.25% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

- Gartmore Nationwide Leaders Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

- Each of the Investor Destinations Funds to 0.71% for Class A shares, 1.31% for Class B shares, 1.31% for Class C shares, 0.81% for Class R shares and 0.61% for Institutional Service Class shares1

-    Nationwide  Small  Cap  Index  Fund  to 0.79% for Class A shares, 1.39% for
     Class B shares, 1.39% for Class C shares, 0.29% for Class R shares and 0.29% for Institutional Class shares

- Nationwide Mid Cap Market Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares, 0.31% for Class R shares and 0.31% for Institutional Class shares

- Nationwide International Index Fund to 0.86% for Class A shares, 1.46% for Class B shares, 1.46% for Class C shares, 0.36% for Class R shares and 0.36% for Institutional Class shares

- Nationwide Bond Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares, 0.31% for Class R shares and 0.31% for Institutional Class shares

- Gartmore Micro Cap Equity Fund to 1.55% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

- Gartmore Mid Cap Growth Fund to 1.15% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

- Gartmore Long-Short Equity Plus Fund to 1.95% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

- Gartmore Nationwide Principal Protected Fund to 1.95% for Class A shares and 2.45% for Class B and Class C shares during the Guarantee Period1, 2

- Gartmore Convertible Fund to 0.95% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares5

-----------------------------
1 The expense limits for each of the Investor Destinations Fund and the Principal Protected Fund include Rule 12b-1 and administrative services fees.

2 If a Zero Coupon Investment Period begins before the end of the Guarantee Period, the expenses will be limited to not more than 1.40% for Class A shares and 1.90% for Class B and Class C shares. During the Offering Period the expenses will not exceed 1.00% for Class A shares and 1.50% for Class B and Class C shares. The applicable expense limitations for the Gartmore Nationwide Principal Protected Fund will continue until for at least seven years following the commencement of the Guarantee Period.

     GMF has also agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 0.59% for each class of Gartmore Money Market Fund until at least February 28, 2005. In addition, until at least February 28, 2005, GMF has also agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) for Gartmore Money Market Fund to 0.75% for the Service Class shares.

Gartmore  Morley  Capital  Management,  Inc.

     Like GMF, and at least until February 28, 2005, GMCM has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, wrap contract fees, premiums and expenses related to wrap contracts for the Gartmore Morley Funds and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) for the Gartmore Morley Funds as follows:

- Gartmore Morley Capital Accumulation Fund to 0.55% for Service Class shares, IRA Class shares and Institutional Class shares.

- Gartmore Morley Enhanced Income Fund to 0.45% for Institutional Service Class shares, Class A shares, Class R shares and Institutional Class shares.

     Reimbursement by the Gartmore Capital Accumulation Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

     Reimbursement by the Gartmore Morley Enhanced Income Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date, but not later than five years after the Fund commenced operations, when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and
(iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

Gartmore  Global  Asset  Management  Trust

     Like GMF and GMCM, until at least February 28, 2005, GGAMT has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, Rule 12b-1 fees, fees paid to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses), for certain Funds of the Trust as follows:

- Gartmore Emerging Markets Fund to 1.55% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

- Gartmore International Growth Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

- Gartmore Worldwide Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

- Gartmore European Leaders Fund to 1.40% for Class A shares, Class B and Class C shares and Institutional Service Class shares

- Gartmore Asia Pacific Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Global Financial Services Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

- Gartmore Global Utilities Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares and Institutional Service Class shares

- Gartmore Global Small Companies Fund to 2.15% for Class A shares, 2.75% for Class B shares and 1.82% for Institutional Service Class shares

- Gartmore OTC Fund to 1.80% for Class A shares, 2.40% for Class B shares, 2.40% for Class C shares, 1.47% for Institutional Service Class shares and 1.32% for Institutional Class shares

     GGAMT may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GGAMT pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

INVESTMENT  ADVISORY  FEES

     During the fiscal years ended October 31, 2002, 2001 and 2000, GMF, GMCM and GGAMT earned the following fees for investment advisory services:




                                        GMF INVESTMENT ADVISORY FEES
                                             YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------------------------------------
                                    2002                              2001                        2000
--------------------------------------------------------------------------------------------------------------
FUND                        FEES                  FEES         FEES         FEES         FEES         FEES
                           EARNED1             REIMBURSED     EARNED1    REIMBURSED     EARNED1    REIMBURSED
--------------------------------------------------------------------------------------------------------------
Gartmore         $                     690,490  $         -  $   614,035  $         -  $   600,602  $         -
Bond
Fund
--------------------------------------------------------------------------------------------------------------
Gartmor                                 28,907       45,848      14,9462      101,840            -            -
Global
Health
Sciences
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                               36,204       31,434       54,419      257,497      20,6073       59,414
Global
Technology
and
Communications
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                              978,392       33,798      677,667      209,487     530,3764       32,080
Government
Bond
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                            2,150,196            -    3,158,751            -    5,734,593            -
Growth
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                              496,658       80,001      510,654       59,299      443,174      109,730
High
Yield
Bond
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                               57,619       27,024       13,404      103,869         1505      103,442
Investor
Destinations
Aggressive
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                               87,689       29,712       16,413      105,243         1295      103,446
Investor
Destinations
Moderately
Aggressive
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                              121,083       32,979       29,714       82,708          745      101,270
Investor
Destinations
Moderate
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                               36,387       22,686        8,016      116,734                   100.944
Investor                                                                                     2155
Destinations
Moderately
Conservative
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                               26,677       22,635        7,267      110,874          575      101,272
Investor
Destinations
Conservative
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                              207,267       33,006      250,987      165,683      221,990      186,562
Large
Cap
Value
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                               8,1356       39,232            -            -            -            -
Micro
Cap
Equity
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                                 6177       16,030            -            -            -            -
Mid
Cap
Growth
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                              242,790      148,003      374,615      442,318      220,429       59,130
Millennium
Growth
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                            7,075,332      532,159    6,492,158      541,820    5,651,029      217,323
Money
Market
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                            9,942,742            -   10,727,184            -   12,807,691            -
Nationwide
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                              16,2258       62,850            -            -            -            -
Nationwide
Leaders
Fund
--------------------------------------------------------------------------------------------------------------
Nationwide                            144,779       82,585       3,4509       97,331            -      130,524
Mid
Cap
Market
Index
Fund
--------------------------------------------------------------------------------------------------------------
Nationwide                             61,983       86,208       1,3809       89,925            -      126,209
Small
Cap
Index
Fund
--------------------------------------------------------------------------------------------------------------
NorthPointe                           286,849       20,604      229,943      101,655      56,9149       50,052
Small
Cap
Value
Fund
--------------------------------------------------------------------------------------------------------------
Nationwide                            261,299      161,077       4,6539       84,771            -      120,468
Bond
Index
Fund
--------------------------------------------------------------------------------------------------------------
Nationwide                            224,302      163,201       3,5809      139,279            -      124,905
International
Index
Fund
--------------------------------------------------------------------------------------------------------------
Nationwide                            327,930       69,286      387,694      347,264      391,962      282,534
Large
Cap
Growth
Fund14
--------------------------------------------------------------------------------------------------------------
Nationwide                            628,602      460,687     462,5909      238,754      275,692      143,982
S&P
500
Index
Fund
--------------------------------------------------------------------------------------------------------------
Nationwide                            265,651       58,716      265,515      186,683      247,305      199,813
Small
Cap
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                            1,051,667            -    1,064,152            -    1,093,502            -
Tax-Free
Income
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                              27,717       43,098       25,979      184,592       5,7313       64,181
U.S.
Growth
Leaders
Fund
--------------------------------------------------------------------------------------------------------------
Gartmore                             186,560       55,293      138,005      158,606       20,249      150,154
Value
Opportunities
Fund



                                              GMCM INVESTMENT ADVISORY FEES
                                                 YEAR ENDED OCTOBER 31,
---------------------------------------------------------------------------------------------------------------------------------
                                         2002                              2001                              2000
---------------------------------------------------------------------------------------------------------------------------------
Fund                           Fees Earned1   Fees Reimbursed   Fees Earned1   Fees Reimbursed   Fees Earned1   Fees Reimbursed
---------------------------------------------------------------------------------------------------------------------------------
Gartmore Morley Capital     .  $     246,827  $         84,129  $     118,179  $         94,693  $      48,755  $        122,899
Accumulation Fund
---------------------------------------------------------------------------------------------------------------------------------
Gartmore Morley Enhanced             133,767            72,597         57,403           111,856         33,541           100,281
Income Fund




                                            GGAMT INVESTMENT ADVISORY FEES
                                                 YEAR ENDED OCTOBER 31,
---------------------------------------------------------------------------------------------------------------------------------
                                            2002                              2001                              2000
---------------------------------------------------------------------------------------------------------------------------------
Fund                            Fees Earned1   Fees Reimbursed   Fees Earned1   Fees Reimbursed   Fees Earned1   Fees Reimbursed
---------------------------------------------------------------------------------------------------------------------------------
Gartmore Emerging               $      52,415  $         21,359  $      44,242  $        147,494  $       8,441  $         39,046
Markets Fund
---------------------------------------------------------------------------------------------------------------------------------
Gartmore Global Financial              25,241            53,563              -                 -              -                 -
Services Fund
---------------------------------------------------------------------------------------------------------------------------------
Gartmore Global Utilities Fund         17,396            54,741              -                 -              -                 -
---------------------------------------------------------------------------------------------------------------------------------
Gartmore International                 63,942            23,290         75,669           167,887         15,417            35,509
Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
Gartmore International Small           37,656            56,524         40,405           185,859              -                 -
Cap Growth Fund15
---------------------------------------------------------------------------------------------------------------------------------
Gartmore Worldwide                     33,362             31,08         38,210           154,263          7,813            41,328
Leaders Fund                                                  1

------------------------
1    Fees  net  of  reimbursement.
2    The  Funds  commenced  operations  December  18,  2001.
3    The  Funds  commenced  operations  June  30,  2000.
4 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund (formerly Nationwide Government Bond Fund) was completed as of August 27, 2001. The investment advisory fees listed do not include the fees GMF/NSI received for the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
5    The  Funds  commenced  operations  March  31,  2000.
6    The  Fund  commenced  operations  June  27,  2002.
7    The  Fund  commenced  operations  October  1,  2002.
8    The  Fund  commenced  operations  December  28,  2001.
9 Fees shown were paid from October 15, 2001 to October 31, 2001, the period when these Funds were managed directly and no longer were feeder funds.
10   The  Fund  commenced  operations  June  29,  2000.
11   The  Fund  commenced  operations  August  30,  2000.
12   The  Fund  commenced  operations  December  29,  2000.
13   The  Fund  commenced  operations  August  30,  2000.
14 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.
15   The  Fund  liquidated  on  December  19,  2003.

     For the period from July 1, 2002 to January 17, 2003, and its fiscal years ended June 30, 2002 and 2001, the predecessor (the "Montgomery Fund") to the Gartmore Long-Short Equity Plus Fund, paid investment advisory fees of $321,493, $630,788, and $3,371,565 respectively, to the Montgomery Fund's investment adviser. For the period January 18, 2003 to June 22, 2003 (the date of the reorganization), the Montgomery Fund paid investment advisory fees of $147,110 to GMF. For the period of June 23, 2003 to June 30, 2003, the Gartmore
Long-Short  Equity  Plus  Fund  paid  investment advisory fees of $3,432 to GMF.

     The other funds of the Trust for which GMF, GMCM or GGAMT serve or will serve as investment adviser had not yet begun operations as of October 31, 2002.

SUBADVISERS

     The  subadvisers  for  certain  of the Funds advised by GMF are as follows:

FUND                                     SUBADVISER
---------------------------------------------------------------------------
Gartmore Large Cap Value Fund            NorthPointe Capital LLC ("NorthPointe")
Gartmore Long-Short Equity Plus Fund     SSI Investment Management, Inc. ("SSI")
Gartmore Value Opportunities Fund        NorthPointe
NorthPointe Small Cap Value Fund         NorthPointe
Nationwide S&P 500 Index Fund            FAM
Nationwide Small Cap Index Fund          FAM
Nationwide Mid Cap Market Index Fund     FAM
Nationwide International Index Fund      FAM
Nationwide Bond Index Fund               FAM



     NorthPointe is a majority-owned indirect subsidiary of Gartmore Global Investments, Inc. which is also the parent of GMF. NorthPointe is located at Columbia Center One, 10th Floor, Suite 1000, 201 West Big Beaver Road, Troy, MI 48084 and was formed in 1999.

     SSI was founded in 1973 and is located at 357 N. Canyon Drive, Beverly Hills, California, 90210. As of December 31, 2002, SSI managed over $900 million in assets.

     FAM, one of the investment advisory entities which comprise Merrill Lynch Investment Managers, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     Subject to the supervision of the GMF and the Trustees, each of the subadvisers manages the assets of the Fund listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from GMF, calculated at an annual rate based on the average daily net assets of the Funds, in the following amounts:


FUND                                  ASSETS                         FEE
----------------------------------------------------------------------------
Gartmore Large Cap Value Fund         up to $100 million               0.35%
                                      $         100 million or more    0.30%

Gartmore Long-Short Equity Plus       $         0 up to $50 million    1.00%
Fund                                  $         50 million and more    0.75%

Gartmore Value Opportunities Fund     0 up to $250 million             0.70%
                                      250 million up to $1 billion    0.675%
                                      1 billion up to $2 billion       0.65%
                                      2 billion up to $5 billion      0.625%
                                      $          5 billion and more    0.60%

NorthPointe Small Cap Value Fund      All assets                       0.85%

Nationwide S&P 500 Index Fund         All assets                       0.02%

Nationwide Small Cap Index Fund       All assets                       0.07%

Nationwide Mid Cap Market Index Fund  All assets                       0.09%
Nationwide Bond Index Fund

Nationwide International Index Fund   All assets                       0.12%

Nationwide Small Cap Fund             up to $100 million               0.55%
                                      $         100 million or more    0.40%

     Until December 31, 2003, INVESCO, Inc. was the subadviser for the Nationwide Small Cap Fund and was paid subadvisory fees for its services as described below.

     The following table sets forth the amount GMF paid to the Subadvisers for the fiscal periods ended October 31, 2002, 2001 and 2000:




FUND                                                YEAR ENDED OCTOBER 31,
                                               2002              2001      2000
                                       ------------------------------------------
Gartmore Large Cap Value Fund         $                96,725  $117,127  $103,595
Nationwide Large Cap Growth Fund4                     163,965   193,847   195,981
Nationwide Small Cap Fund                             153,798   153,719   143,176
Nationwide S&P 500 Index Fund                         168,168   146,734   111,951
Gartmore Value Opportunities Fund                     186,560   138,005   20,2491
NorthPointe Small Cap Value Fund                      286,849   153,719   56,9142
Nationwide Small Cap Index Fund                        21,694      4833      N/A
Nationwide Mid Cap Market Index Fund                   59,229    1,4113      N/A
Nationwide International Index Fund                   112,548    1,8563      N/A
Nationwide Bond Index Fund                            106,897    1,9033      N/A

-----------------------------
1    The  Gartmore  Value  Opportunities commenced operations December 29, 1999.
2 The NorthPointe Small Cap Value Fund commenced operations June 29, 2000. 3 The Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide
     International Index and Nationwide Bond Index Funds began to be directly managed and subadvised by FAM on October 15, 2001; therefore, the fees reflect what was paid from October 15 to October 31, 2001.
4 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.

     For the period April 21, 2003 (the date SSI became the Montgomery Fund's subadviser) to June 22, 2003, the Montgomery Fund paid subadvisory fees of $54,907, and from June 23, 2003 to June 30, 2003, the Gartmore Long-Short Equity Plus Fund paid subadvisory fees of $6,863. The Montgomery Fund paid no subadvisory fees during the fiscal years ended June 30, 2002 and 2001.

     GMF and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows GMF to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows GMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or GMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

     GMF provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. GMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, GMF does not expect to recommend frequent changes of subadvisers. GMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.

GARTMORE  GLOBAL  PARTNERS

     GGAMT has selected Gartmore Global Partners ("GGP") to be the subadviser to each of the following Funds (the "GGAMT Advised Funds"): Gartmore Emerging Markets Fund, Gartmore Global Small Companies Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund, Gartmore European Leaders Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund, Gartmore OTC Fund, and Gartmore Global Utilities Fund.

     Subject to the supervision of GGAMT and the Trustees, GGP manages each GGAMT Advised Fund's assets in accordance with such Fund's investment objective and policies. GGP makes investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     GGP provides investment advisory services to the GGAMT Advised Fund pursuant to a Subadvisory Agreement. The Subadvisory Agreement specifically provides that GGP shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of a Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, the Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     For  the  services it provides, GGP receives the following fees from GGAMT:



FUND                                            ASSETS     FEE
----------------------------------------------------------------
Gartmore Emerging Markets Fund and            All assets  0.575%
Gartmore Global Small Companies Fund

Gartmore International Growth Fund,           All assets   0.50%
Gartmore Worldwide Leaders Fund,
Gartmore European Leaders Fund,
Gartmore Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund, and
Gartmore OTC Fund

Gartmore Global Utilities Fund                All assets   0.40%


     These fees are calculated at an annual rate based on each Fund's average daily net assets.

     GGP is a partnership owned jointly by Gartmore U.S. Ltd. and Gartmore Securities Ltd. Gartmore U.S. Ltd. is a wholly-owned subsidiary of Gartmore Capital Management Ltd. Gartmore Capital Management Ltd. is a wholly owned subsidiary of and Gartmore Securities Ltd. is almost entirely owned by Gartmore Investment Management plc. Gartmore Investment Management plc is almost entirely owned by Asset Management Holdings plc, a holding company, which is a wholly owned subsidiary of Nationwide UK Holding Company, Ltd, another holding company, which is a majority owned subsidiary of Nationwide UK Asset Management Holdings, Ltd., another holding company, which is a wholly owned subsidiary of Nationwide Asset Management Holdings, Ltd. Nationwide Asset Management Holdings, Ltd., which is also a holding company, is a wholly owned subsidiary of GGAMT. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

     During the fiscal years ended October 31, 2002 and October 31, 2001, and the fiscal period ended October 31, 2000, GGP earned the following fees for subadvisory services:


                                                  YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                                  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
FUND                                                 2002        2001              2000
-----------------------------------------------------------------------------------------
Gartmore Emerging Markets Fund                   $26,208  $     22,121  $      8,441
Gartmore Global Utilities Fund2                  $ 8,698           N/A           N/A
Gartmore Global Financial Services Fund2         $12,621           N/A           N/A
Gartmore International Growth Fund1              $31,971  $     37,835        15,417
Gartmore International Small Cap Growth Fund3,4  $18,828  $     20,203          N/A
Gartmore Worldwide Leaders Fund1                 $16,681  $     19,105         7,813

-----------------------------------
1    The  Fund  commenced  operations  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.
3    The  Fund  commenced  operations  December  29,  2000.
4    The  Fund  liquidated  on  December  19,  2003.

     The other funds of the Trust for which GGP serves as subadviser had not yet begun operations as of October 31, 2002.

CONSIDERATION  OF  INVESTMENT  ADVISORY  AND  SUBADVISORY  AGREEMENTS

     In determining whether it was appropriate to approve the Advisory Agreements between each adviser (GMF, GGAMT or GMCM, collectively, the "Advisers") and the Trust, on behalf of each Fund and the Subadvisory Agreements for the applicable Funds, the Board received extensive information, provided by the Advisers and the subadvisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the Trustees who are not interested persons were also advised by their own independent legal counsel. The Trustees decided to approve the Investment Advisory Agreements and Subadvisory Agreements on the basis of the following considerations, among others:

- The investment advisory fee payable to each Adviser under its Investment Advisory Agreement, the anticipated costs to the Adviser of providing these services, the profitability of each Adviser's relationship with the Funds that it advises (particularly under recent volatile market conditions), the level of reimbursements being made by an Adviser and the anticipated duration of such reimbursements, and the comparability of the fee to fees paid by other similar investment companies.

- The subadvisory fee payable to each subadviser under its subadvisory agreement, the anticipated cost to the subadviser of providing these services, and the profitability of the subadvisory relationship to a Fund's subadvisers (to the extent such information was available).

- The nature, quality and extent of the investment advisory services expected to be provided by the Adviser to each of the Funds it advises and such Funds' historic performance and the comparability of such Funds' performance to the performance of similar investment companies.

- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers.

- Any ancillary benefits to the Advisers, including soft dollars received by such Advisers.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements and Subadvisory Agreements should be continued for each of the Funds and that the compensation payable under such Investment Advisory Agreements is fair and reasonable with respect to each such Fund.

     With respect to the addition of new Funds to the Investment Advisory Agreements, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

DISTRIBUTOR

     Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to a Underwriting Agreement dated as of October 1, 2002 (the "Underwriting
Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. Until September 30, 2002, Nationwide Securities, Inc. ("NSI") served as the Trust's underwriter. GDSI is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is a majority owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

     Gartmore  Mutual  Fund  Capital  Trust
     Gartmore  Global  Asset  Management  Trust
     Gartmore  Global  Partners
     Gartmore  SA  Capital  Trust
     Nationwide  Life  Insurance  Company
     Nationwide  Life  and  Annuity  Insurance  Company
     Nationwide  Financial  Services,  Inc.
     Nationwide  Corporation
     Nationwide  Mutual  Insurance  Company
     Paul  J.  Hondros
     Gerald  J.  Holland
     Eric  E.  Miller

     In its capacity as Distributor, GDSI solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of Shares of each of the Funds.

     During the fiscal years ended October 31, 2002, 2001 and 2000, GDSI/NSI received the following commissions from the sale of shares of the Funds:



                                                            YEARS ENDED OCTOBER 31,
FUNDS                                                   2002               2001      2000
------------------------------------------------------------------------------------------
Gartmore Bond Fund. . . . . . . . . . . . . .  $                107,185   50,356     63,687
Gartmore Emerging Markets Fund. . . . . . . .                    10,200    2,709        171
Gartmore Global Financial Services Fund . . .                       506       02         --
Gartmore Global Health Sciences Fund. . . . .                     4,220        0         03
Gartmore Global Technology and
   Communications Fund. . . . . . . . . . . .                    10,618   22,523    19,5134
Gartmore Global Utilities Fund. . . . . . . .                       258       02         --
Gartmore Government Bond Fund . . . . . . . .                   145,993  38,7785     16,156
Gartmore Growth Fund. . . . . . . . . . . . .                   167,125  253,929    505,403
Gartmore High Yield Bond. . . . . . . . . . .                    13,122    7,859      3,532
Gartmore International Growth Fund. . . . . .                     5,075    2,582        141
Gartmore International Small Cap Growth Fund9                     1,152      212         03
Gartmore Investor Destinations
   Aggressive Fund. . . . . . . . . . . . . .                     5,807        0         06
Gartmore Investor Destinations
   Moderately Aggressive Fund . . . . . . . .                    28,500        0         06
Gartmore Investor Destinations
   Moderate Fund. . . . . . . . . . . . . . .                    27,705        0         06
Gartmore Investor Destinations
   Moderately Conservative Fund . . . . . . .                    24,448        0         06
Gartmore Investor Destinations
   Conservative Fund. . . . . . . . . . . . .                    28,965        0         06
Gartmore Large Cap Value Fund . . . . . . . .                    14,059   16,416     11,974
Gartmore Micro Cap Equity Fund. . . . . . . .                        07       --         --
Gartmore Millennium Growth Fund . . . . . . .                    51,874  $130,693  $214,573
Gartmore Morley Capital Accumulation Fund . .                       N/A       N/A       N/A
Gartmore Morley Enhanced Income Fund. . . . .                     6,042     7,901     5,445
Gartmore Nationwide Fund. . . . . . . . . . .                   538,679   631,955 1,145,479
Gartmore Nationwide Leaders Fund. . . . . . .                     5,625        08        --
Gartmore Tax-Free Income Fund . . . . . . . .                   167,436    94,122   102,317
Gartmore U.S. Growth Leaders Fund . . . . . .                    13,693    28,459     5,762
Gartmore Value Opportunities Fund . . . . . .                    42,172    43,808    21,410
Gartmore Worldwide Leaders Fund . . . . . . .                     1,544       435        01
Nationwide Bond Index Fund. . . . . . . . . .                     2,527         0         0
Nationwide International Index Fund . . . . .                     2,534     2,298     1,902
Nationwide Large Cap Growth Fund10. . . . . .                    32,111    25,591    76,645
Nationwide Mid Cap Market Index Fund. . . . .                     8,601     2,280         0
Nationwide S&P 500 Index Fund . . . . . . . .                    98,122    33,486     9,492
Nationwide Small Cap Fund . . . . . . . . . .                    22,949     8,813    23,970
Nationwide Small Cap Index Fund . . . . . . .                     6,364     2,263         0
NorthPointe Small Cap Value Fund. . . . . . .                       N/A       N/A       N/A

--------------------------------------
1    Fund  commenced  operations  on  August  30,  2000.
2    Fund  commenced  operations  December  18,  2001.
3    Fund  commenced  operations  on  December  29,  2000.
4    Fund  commenced  operations  on  June  30,  2000.
5 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
6    Funds  commenced  operations  on  March  31,  2000.
7    Fund  commenced  operations  on  June  27,  2002.
8    The  Fund  commenced  operations  on  December  28,  2001.
9    The  Fund  liquidated  on  December  19,  2003.
10 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.

     During the period June 23, 2003 to June 30, 2003, GDSI received $0 in commissions from the sale of shares of the Gartmore Long-Short Equity Plus Fund. The Montgomery Fund's distributor received $22,266 in commissions during the period July 1, 2002 to June 22, 2003 from the Montgomery Fund.
     The other Funds of the Trust had not yet begun operations as of October 31, 2002.

     GDSI also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B, Class C, Class X and Class Y shares (and certain Class A shares). During the fiscal years ended October 31, 2002, 2001 and 2000, GDSI/NSI received the following amounts from such sales charges:



                                                              YEARS ENDED OCTOBER 31,
FUNDS                                          2002           2001                     2000
---------------------------------------------------------------------------------------------------
Gartmore Bond Fund. . . . . . . . . . . . . .   42,515                         43,979         19,420
Gartmore Emerging Markets Fund. . . . . . . .    6,517                          9,151             01
Gartmore Global Financial Services Fund . . .      330                             02             --
Gartmore Global Health Sciences Fund. . . . .    2,141                              0             03
Gartmore Global Technology and
   Communications Fund. . . . . . . . . . . .    5,703                         20,722             04
Gartmore Global Utilities Fund. . . . . . . .      140                             02             --
Gartmore Government Bond Fund . . . . . . . .   92,322                        38,2555          7,510
Gartmore Growth Fund. . . . . . . . . . . . .   20,872                         44,162        107,445
Gartmore High Yield Bond Fund . . . . . . . .    5,408                          3,504            341
Gartmore International Growth Fund. . . . . .    2,158                          1,735             01
Gartmore International Small Cap Growth Fund9      976                             21             03
Gartmore Investor Destinations
   Aggressive Fund. . . . . . . . . . . . . .    2,483                              0             06
Gartmore Investor Destinations
   Moderately Aggressive Fund . . . . . . . .      947                              0             06
Gartmore Investor Destinations
   Moderate Fund. . . . . . . . . . . . . . .    2,566                              0             06
Gartmore Investor Destinations
   Moderately Conservative Fund . . . . . . .    1,170                              0             06
Gartmore Investor Destinations
   Conservative Fund. . . . . . . . . . . . .    8,099                              0             06
Gartmore Large Cap Value Fund . . . . . . . .    6,985                          9,203          7,095
Gartmore Micro Cap Equity Fund. . . . . . . .       07                             --             --
Gartmore Millennium Growth Fund . . . . . . .   24,800                        105,100         29,934
Gartmore Morley Capital Accumulation Fund . .      N/A                            N/A            N/A
Gartmore Morley Enhanced Income Fund. . . . .      N/A                            N/A            N/A
Gartmore Nationwide Fund. . . . . . . . . . .  155,306                        246,115        445,655
Gartmore Nationwide Leaders Fund. . . . . . .    1,361                             08             --
Gartmore Tax-Free Income Fund . . . . . . . .   55,228                         65,743         54,421
Gartmore U.S. Growth Leaders Fund . . . . . .    6,257                         21,871             --
Gartmore Value Opportunities Fund . . . . . .   20,593                         38,688          2,572
Gartmore Worldwide Leaders Fund . . . . . . .      741                            891             01
Nationwide Bond Index Fund. . . . . . . . . .      556                            400              0
Nationwide International Index Fund . . . . .    1,770                          1,209            666
Nationwide Large Cap Growth Fund10. . . . . .   16,358                         30,626         64,036
Nationwide Mid Cap Market Index Fund. . . . .    3,415                            214              0
Nationwide S&P 500 Index Fund . . . . . . . .   51,923                         57,197          9,915
Nationwide Small Cap Fund . . . . . . . . . .   12,993                         10,631         13,483
Nationwide Small Cap Index Fund . . . . . . .    4,462                              0              0
NorthPointe Small Cap Value Fund. . . . . . .      N/A                            N/A            N/A


---------------------------------------
1    Fund  commenced  operations  on  August  30,  2000.
2    Fund  commenced  operations  December  18,  2001.
3    Fund  commenced  operations  on  December  29,  2000.
4    Fund  commenced  operations  on  June  30,  2000.
5 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
6    Funds  commenced  operations  on  March  31,  2000.
7    Fund  commenced  operations  on  June  27,  2002.
8    The  Fund  commenced  operations  on  December  28,  2001.
9    The  Fund  liquidated  on  December  19,  2003.
10 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.

     During the period June 23, 2003 to June 30, 2003, GDSI received $0 in contingent deferred sales charges imposed on redemptions of Class B and Class C (and certain Class A) shares of the Gartmore Long-Short Equity Plus Fund. The Montgomery Fund's distributor received $2,599, $4,878, and $5,602 in contingent deferred sales charges during the period July 1, 2002 to June 22, 2003 and for the fiscal years ended June 30, 2002 and 2001, respectively.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

     From such contingent deferred sales charges, GDSI/NSI and affiliated broker dealers retained $1,488,620, $2,083,754, and $3,506,995 for 2002, 2001 and 2000,
respectively, after reallowances to dealers. GDSI reallows to dealers 5.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge 5.75%, 4.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 4.75%, 3.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 3.75%, 4.00% on Class B and Class X shares of the Funds, 1.85% on Class C and Class Y shares of the Funds, 4.00% on Class D shares of the Funds.

DISTRIBUTION  PLAN

     The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate GDSI, as the Funds' Distributor, for expenses associated with the distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay the distributor an annual fee in an amount that will not exceed the following amounts:

-    0.25%  of the average daily net assets of Class A shares of each applicable
     Fund;
- 0.25% of the Service Class Shares and IRA Class shares of the Gartmore Morley Capital Accumulation Fund;
- 0.25% of the average daily net assets of Service Class Shares of the Investor Destinations Funds;
- 1.00% of the average daily net assets of Class B and Class C shares for each applicable Fund other than the Gartmore Money Market Fund;
- 0.85% of the average daily net assets of the Class X and Class Y shares of the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Funds;
- 0.15% of the average daily net assets of Service Class shares of the Gartmore Money Market and S&P 500 Index Funds; and
- 0.07% of the average daily net assets of the Local Fund shares of the S&P 500 Index Fund.
- 0.50% of the average daily net assets of the Class R Shares of each applicable Fund.

     During the fiscal year ended October 31, 2002, GDSI earned the following distribution fees under the Plan1:


                                                                                 LOCAL
                                                                       SERVICE   FUND
FUNDS                                     CLASS A   CLASS B   CLASS C  CLASS     SHARES
Gartmore Bond Fund3. . . . . . . . . . .  $ 14,801  N/A2      N/A2      N/A      N/A
Gartmore Emerging Markets Fund4. . . . .     4,344  $ 15,299  $    161  N/A      N/A
Gartmore Global Financial Services
   Fund4 . . . . . . . . . . . . . . . .     1,582     6,322     6,282  N/A      N/A
Gartmore Global Health Sciences
   Fund4 . . . . . . . . . . . . . . . .     2,745     7,745        60  N/A      N/A
Gartmore Global Technology and
   Communications Fund4. . . . . . . . .     4,714    10,211       273  N/A      N/A
Gartmore Global Utilities Fund4. . . . .     1,363     5,433     5,419  N/A      N/A
Gartmore Government Bond Fund3 . . . . .   139,096      N/A2      N/A2  N/A      N/A
Gartmore Growth Fund3. . . . . . . . . .    14,414    41,864       596  N/A      N/A
Gartmore High Yield Bond Fund4 . . . . .     5,611     2,855       119  N/A      N/A
Gartmore International Growth Fund4. . .     5,526    20,911       119  N/A      N/A

Gartmore International Small Cap
    Growth Fund5 . . . . . . . . . . . .     2,177     8,593        56  N/A      N/A
Investor Destinations Aggressive Fund3 .       121        86        17  110,659  N/A
Investor Destinations Moderately
   Aggressive Fund3. . . . . . . . . . .       592       196         3  167,992  N/A
Investor Destinations Moderate Fund3 . .       595       213       125  232,175  N/A
Investor Destinations Moderately
   Conservative Fund3. . . . . . . . . .       521       216       105   69,375  N/A
Investor Destinations Conservative Fund3       522       135       191   50,698  N/A
Gartmore Large Cap Value Fund3 . . . . .    67,352     6,101       787  N/A      N/A
Gartmore Micro Cap Equity Fund4. . . . .       162       150       150  N/A      N/A
Gartmore Mid Cap Growth Fund3. . . . . .       N/A       N/A       N/A  N/A      N/A
Gartmore Millennium Growth Fund4 . . . .    15,815    37,444       553  N/A      N/A
Gartmore Money Market Fund . . . . . . .       N/A       N/A       N/A  675,489  N/A
Gartmore Morley Enhanced Income
   Fund3 . . . . . . . . . . . . . . . .     2,661       N/A       N/A  N/A      N/A
Gartmore Nationwide Fund3. . . . . . . .   697,293   370,628     2,180  N/A      N/A
Gartmore Nationwide Leaders Fund3. . . .     1,803     2,648     2,285  N/A      N/A
Gartmore Tax-Free Income Fund. . . . . .    17,081      N/A2      N/A2  N/A      N/A
Gartmore U.S. Growth Leaders Fund3 . . .     3,661     8,393       156  N/A      N/A
Gartmore Value Opportunities Fund4 . . .    29,710    28,109     1,387  N/A      N/A
Gartmore Worldwide Leaders Fund3 . . . .     2,832    10,505       210  N/A      N/A
Nationwide Bond Index Fund4. . . . . . .    57,425       161       N/A  N/A      N/A
Nationwide International Index Fund4 . .    35,506       754       N/A  N/A      N/A
Nationwide Large Cap Growth Fund6. . . .    79,213    21,927       422  N/A      N/A
Nationwide Mid Cap Market Index
   Fund4 . . . . . . . . . . . . . . . .    37,903       411       N/A  N/A      N/A
Nationwide S&P 500 Index Fund4 . . . . .    10,062    24,308       N/A  406,496   66
Nationwide Small Cap Index Fund4 . . . .    21,495       551       N/A  N/A      N/A
Nationwide Small Cap Fund4 . . . . . . .    52,368    10,333       282  N/A      N/A
NorthPointe Small Cap Value Fund . . . .       N/A       N/A       N/A  N/A      N/A



----------------
1 The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2002.
2 Class B and Class C shares were re-designated as Class X and Class Y shares, respectively, effective September 1, 2003. Therefore, no amounts were earned by GDSI for the new Class B and Class C shares during the period because they had not yet commenced operations as of October 31, 2002. However, the following amounts were earned by GDSI on the Class X and the Class Y shares of these Funds for the fiscal year ended October 31, 2002:



FUNDS                          CLASS X   CLASS Y
-----------------------------  --------  --------
Gartmore Bond Fund             $ 28,006  $  1,753
-----------------------------  --------  --------
Gartmore Government Bond Fund    41,830     5,658
-----------------------------  --------  --------
Gartmore Tax-Free Income Fund    51,955     1,362
-----------------------------  --------  --------


3    Class  R  shares  commenced  operations  on  or  about  October  1,  2003.
4    Class  R  shares  commenced  operations  on  or  about  December  30, 2003.
5    The  Fund  liquidated  on  December  19,  2003.
6 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.

                                 SERVICE  CLASS  SHARES    IRA  CLASS  SHARES
-----------------------------------------------------------------------------
Gartmore  Morley  Capital
   Accumulation  Fund                  $117,767                  $23,016

     For the period June 23, 2003 to June 30, 2003, the Gartmore Long-Short Equity Plus Fund paid $1,961 in 12b-1 fees to GDSI, all of which was used to compensate broker-dealers who sold shares of the Fund. For the period July 1, 2002 to June 22, 2003, the Montgomery Fund paid $12,348 in 12b-1 fees to its predecessor distributor, all of which were used to compensate broker-dealers who sold the Montgomery Fund.

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The
Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

     The Fund's distributor has entered into, and will enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above. From time to time, GDSI or an affiliate of GDSI may pay additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate Nationwide Financial Services, Inc. or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.

     The Trust has been informed by GDSI that during the fiscal year ended October 31, 2002, the following expenditures were made using the 12b-1 fees received by the Distributor with respect to the Funds1:

FUND(1)                                                        PROSPECTUS    DISTRIBUTOR       BROKER-
                                                               PRINTING &    COMPENSATION      DEALER
                                                               MAILING(2)     & COSTS(3)    COMPENSATION
                                                                                               & COSTS
---------------------------------------------------------------------------------------------------------
Gartmore Bond Fund . . . . . . . . . . . . . . . . . . . . .  $   4,798.95  $   26,067.63   $   13,693.42
---------------------------------------------------------------------------------------------------------
Gartmore Emerging Markets Fund . . . . . . . . . . . . . . .  $   7,024.72  $   11,512.51   $    1,266.77
---------------------------------------------------------------------------------------------------------
Gartmore Global Financial Services Fund. . . . . . . . . . .  $   5,257.28  $    8,921.20   $        7.52
---------------------------------------------------------------------------------------------------------
Gartmore Global Health Sciences Fund . . . . . . . . . . . .  $   4,020.21  $    5,803.27   $      726.52
---------------------------------------------------------------------------------------------------------
Gartmore Global Technology and Communications Fund . . . . .  $   4,555.65  $    7,788.42   $    2,853.93
---------------------------------------------------------------------------------------------------------
Gartmore Global Utilities Fund . . . . . . . . . . . . . . .  $   4,591.61  $    7,618.93   $        4.46
---------------------------------------------------------------------------------------------------------
Gartmore Government Bond Fund. . . . . . . . . . . . . . . .  $   6,898.19  $   41,743.81   $  137,942.00
---------------------------------------------------------------------------------------------------------
Gartmore Growth Fund . . . . . . . . . . . . . . . . . . . .  $   4,461.97  $   31,597.74   $   20,544.29
---------------------------------------------------------------------------------------------------------
Gartmore High Yield Bond Fund. . . . . . . . . . . . . . . .  $   1,537.30  $    2,212.71   $    4,834.99
---------------------------------------------------------------------------------------------------------
Gartmore International Growth Fund . . . . . . . . . . . . .  $  10,672.39  $   15,631.82   $      251.78
---------------------------------------------------------------------------------------------------------
Gartmore International Small Cap Growth Fund(4). . . . . . .  $   4,307.96  $    6,428.95   $       89.09
---------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund . . . . . . .  $       0.00  $       78.61   $  111,019.33
---------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund. .  $       0.00  $      152.78   $  168,862.87
---------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund . . . . . . . .  $       0.00  $      279.50   $  233,183.18
---------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund.  $      57.53  $      256.22   $   69,903.25
---------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund . . . . . .  $     219.86  $      267.53   $   51,058.61
---------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value Fund. . . . . . . . . . . . . . . .  $   1,669.11  $    5,118.66   $   67,452.23
---------------------------------------------------------------------------------------------------------
Gartmore Micro Cap Equity Fund . . . . . . . . . . . . . . .  $       0.00  $      599.94   $       34.31
---------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Growth Fund . . . . . . . . . . . . . . . .            N/A           N/A             N/A
---------------------------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund. . . . . . . . . . . . . . .  $   4,992.11  $   28,226.03   $   20,593.86
---------------------------------------------------------------------------------------------------------
Gartmore Money Market Fund . . . . . . . . . . . . . . . . .  $       0.00  $        0.00   $  710,717.79
---------------------------------------------------------------------------------------------------------
Gartmore Morley Capital Accumulation Fund. . . . . . . . . .  $   7,927.58  $      474.57   $  132,380.85
---------------------------------------------------------------------------------------------------------
Gartmore Morley Enhanced Income Fund . . . . . . . . . . . .  $     975.13  $        0.12   $    1,685.75
---------------------------------------------------------------------------------------------------------
Gartmore Nationwide Fund . . . . . . . . . . . . . . . . . .  $  27,513.99  $  277,072.31   $  765,514.73
---------------------------------------------------------------------------------------------------------
Gartmore Nationwide Leaders Fund . . . . . . . . . . . . . .  $   2,718.39  $    3,527.46   $      490.15
---------------------------------------------------------------------------------------------------------
Gartmore Tax-Free Income Fund. . . . . . . . . . . . . . . .  $   7,989.80  $   46,816.76   $   15,591.44
---------------------------------------------------------------------------------------------------------
Gartmore U.S. Growth Leaders Fund. . . . . . . . . . . . . .  $   3,528.88  $    6,436.87   $    2,244.25
---------------------------------------------------------------------------------------------------------
Gartmore Value Opportunities Fund. . . . . . . . . . . . . .  $   6,796.46  $   21,888.31   $   30,521.23
---------------------------------------------------------------------------------------------------------
Gartmore Worldwide Leaders Fund. . . . . . . . . . . . . . .  $   5,363.93  $    7,962.88   $      220.19
---------------------------------------------------------------------------------------------------------
Nationwide Bond Index Fund . . . . . . . . . . . . . . . . .  $       0.00  $      121.58   $   57,667.02
---------------------------------------------------------------------------------------------------------
Nationwide International Index Fund. . . . . . . . . . . . .  $     448.11  $      562.41   $   35,249.48
---------------------------------------------------------------------------------------------------------
Nationwide Large Cap Growth Fund(5). . . . . . . . . . . . .  $   1,990.19  $   16,594.05   $   82,347.76
---------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund . . . . . . . . . . . .  $   1,186.42  $      314.99   $   36,812.59
---------------------------------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund. . . . . . . . . . . . . . . .  $   8,175.90  $   18,102.73   $  414,653.37
---------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund. . . . . . . . . . . . . . . . . .  $   2,712.90  $    7,295.49   $   52,974.61
---------------------------------------------------------------------------------------------------------
Nationwide Small Cap Index Fund. . . . . . . . . . . . . . .  $     226.96  $      415.67   $   21,403.37
---------------------------------------------------------------------------------------------------------
NorthPointe Small Cap Value Fund . . . . . . . . . . . . . .           N/A           N/A             N/A
---------------------------------------------------------------------------------------------------------

1 The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2002.
2    Printing  and  mailing  of  prospectuses  to  other  than  current  Fund shareholders.
3 For the fiscal year ended October 31, 2002, the 12b-1 fees relating to the Class B and Class C shares (now Class X and Class Y shares, respectively) for the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Income Funds were used to pay GDSI for advancing the commission costs to dealers with respect to the initial sale of such shares.
4    The  Fund  liquidated  on  December  19,  2003.
5 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.

ADMINISTRATIVE  SERVICES  PLAN

     Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A, Class D, Class R, Institutional Service Class and Service Class shares of the Funds (as applicable), the Prime shares of the Money Market Fund, and the IRA Class shares of the Morley Capital Accumulation Fund. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required. With respect to the Class R shares, these types of administrative support services will be exclusively provided for retirement plans and their plan participants.

     As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which Nationwide Financial Services, Inc. ("NFS") has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, which also owns GGAMT. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include GDSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A, D or Institutional Service and Service Class shares of each Fund (as applicable), Prime shares of the Money Market Fund and IRA Class shares of the Gartmore Morley Capital Accumulation Fund.

     The Trust has also entered into a Servicing Agreement pursuant to which Nationwide Investment Services Corporation ("NISC") has agreed to provide certain administrative support services in connection with Service Class shares of the Money Market Fund held beneficially by its customers. NISC is indirectly owned by NFS.

     During the fiscal year ended October 31, 2002, NFS and its affiliates received $5,251,880 in administrative services fees from the Funds.

FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  SERVICES

     Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust ("GSA"), a wholly owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. GGI is a wholly-owned subsidiary of GGAMT. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. For the fund administration and transfer agency services, each Fund pays GSA and GISI an annual fee based on the Trust's average daily net assets according to the following schedule:


ASSET LEVEL(1)              AGGREGATE TRUST FEE
-----------------------------------------------
0 - $1 billion. . . . . .                 0.25%
1 - $3 billion. . . . . .                 0.18%
3 - $4 billion. . . . . .                 0.14%
4 - $5 billion. . . . . .                 0.07%
5 - $10 billion . . . . .                 0.04%
10 - $12 billion. . . . .                 0.02%
greater than $12 billion .                0.01%

1 The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

     During the period from December 1, 2001 through October 31, 2002, GSA and GISI earned combined fund administration and transfer agency fees from the Funds as follows:




                                                                  PERIOD ENDED
FUND                                                            OCTOBER 31, 2002
---------------------------------------------------------------------------------
Gartmore Millennium Growth Fund. . . . . . . . . . . . . . . .  $         108,436
Gartmore Growth Fund . . . . . . . . . . . . . . . . . . . . .            844,765
Gartmore Nationwide Fund . . . . . . . . . . . . . . . . . . .          3,192,349
Gartmore Tax-Free Income Fund. . . . . . . . . . . . . . . . .            357,703
Gartmore Bond Fund . . . . . . . . . . . . . . . . . . . . . .            262,536
Gartmore Government Bond Fund(1) . . . . . . . . . . . . . . .            318,360
Money Market Fund. . . . . . . . . . . . . . . . . . . . . . .          2,867,503
Nationwide S&P 500 Index Fund. . . . . . . . . . . . . . . . .            706,889
Gartmore Large Cap Value Fund. . . . . . . . . . . . . . . . .             48,385
Nationwide Large Cap Growth Fund(14) . . . . . . . . . . . . .             88,158
Nationwide Small Cap Fund. . . . . . . . . . . . . . . . . . .             57,000
Gartmore Morley Capital Accumulation Fund. . . . . . . . . . .            107,560
Gartmore Value Opportunities Fund(2) . . . . . . . . . . . . .             63,413
Gartmore Morley Enhanced Income Fund(2). . . . . . . . . . . .             59,153
Gartmore High Yield Bond Fund(2) . . . . . . . . . . . . . . .            138,810
Gartmore Investor Destinations Aggressive Fund(3). . . . . . .                  0
Gartmore Investor Destinations Moderately Aggressive Fund(3) .                  0
Gartmore Investor Destinations Moderate Fund(3). . . . . . . .                  0
Gartmore Investor Destinations Moderately Conservative Fund(3)                  0
Gartmore Investor Destinations Conservative Fund(3). . . . . .                  0
Nationwide Small Cap Index Fund(4) . . . . . . . . . . . . . .             76,612
Nationwide Mid Cap Market Index Fund(5). . . . . . . . . . . .            103,722
Nationwide International Index Fund(4) . . . . . . . . . . . .            174,813
Nationwide Bond Index Fund(4). . . . . . . . . . . . . . . . .            201,403
NorthPointe Small Cap Value Fund(5). . . . . . . . . . . . . .             49,488
Gartmore U.S. Growth Leaders Fund(6) . . . . . . . . . . . . .             10,610
Gartmore Global Technology and Communications Fund(6). . . . .             15,130
Gartmore Emerging Markets Fund(7). . . . . . . . . . . . . . .             12,332
Gartmore International Growth Fund(7). . . . . . . . . . . . .             18,815
Gartmore Worldwide Leaders Fund(7) . . . . . . . . . . . . . .              8,795
Gartmore International Small Cap Growth Fund(8, 15). . . . . .             16,805
Gartmore Global Health Sciences Fund(9). . . . . . . . . . . .              5,234
Gartmore Global Financial Services Fund(10). . . . . . . . . .              6,436
Gartmore Global Utilities Fund(10) . . . . . . . . . . . . . .              6,391
Gartmore Nationwide Leaders Fund(11) . . . . . . . . . . . . .              5,022
Gartmore Micro Cap Equity Fund(12) . . . . . . . . . . . . . .              2,151
Gartmore Mid Cap Growth Fund(13) . . . . . . . . . . . . . . .                440

-----------------------------------
1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  December  29,  1999.
3    The  Fund  commenced  operations  March  31,  2000.
4    The  Fund  commenced  operations  December  29,  1999.
5    The  Fund  commenced  operations  June  29,  2000.
6    The  Fund  commenced  operations  June  30,  2000.
7    The  Fund  commenced  operations  August  30,  2000.
8    The  Fund  commenced  operations  on  December  21,  2000.
9    The  Fund  commenced  operations  on  December  29,  2000.
10   The  Fund  commenced  operations  on  December  18,  2001.
11   The  Fund  commenced  operations  on  December  28,  2001.
12   The  Fund  commenced  operations  on  June  27,  2002.
13   The  Fund  commenced  operations  on  October  1,  2002.
14 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.
15   The  Fund  liquidated  on  December  19,  2003.

     The other Funds of the Trust for which GSA acts as administrator had not yet commenced operations as of October 31, 2002.

     During the period from November 1 until November 30, 2001, and the fiscal years ended October 31, 2001 and 2000, GSA earned fund administration fees (under a previous fee schedule) from the Funds as follows:


                                         PERIOD ENDED          YEARS ENDED
                                          NOVEMBER 3    OCTOBER 31,    OCTOBER 31,
FUND                                         2001         2001             2000
----------------------------------------------------------------------------------
Gartmore Millennium Growth Fund . . .  $       1,533  $     25,459   $     20,136
Gartmore Growth Fund. . . . . . . . .         21,414       319,221        541,769
Gartmore Nationwide Fund. . . . . . .         69,412       907,738      1,063,967
Gartmore Tax-Free Income Fund . . . .         12,340       148,982        153,092
Gartmore Bond Fund. . . . . . . . . .          7,998        85,965         84,085
Gartmore Government Bond Fund . . . .         10,704      94,874(1)        74,254
Money Market Fund . . . . . . . . . .         71,931       812,284        723,852
Nationwide S&P 500 Index Fund . . . .         17,028       177,923        106,035
Gartmore Large Cap Value Fund . . . .          6,164        75,000         75,000
Nationwide Large Cap Growth Fund(7) .          6,164        75,000         75,000
Nationwide Small Cap Fund . . . . . .          6,164        75,000         75,000
Gartmore Morley Capital . . . . . . .          4,110        50,000         50,000
Accumulation Fund
Gartmore Value Opportunities Fund . .          6,164        75,000         63,115
Gartmore Morley Enhanced Income Fund.          6,164        75,000         63,115
Gartmore High Yield Bond Fund . . . .          6,164        75,000         56,405
Gartmore Investor Destinations. . . .          6,164        75,000       44,058(2)
Aggressive Fund
Gartmore Investor Destinations. . . .          6,164        75,000       44,058(2)
Moderately Aggressive Fund
Gartmore Investor Destinations. . . .          6,164        75,000       44,058(2)
Moderate Fund
Gartmore Investor Destinations. . . .          6,164        75,000       44,058(2)
Moderately Conservative Fund
Gartmore Investor Destinations. . . .          6,164        75,000       44,058(2)
Conservative Fund
Nationwide Small Cap Index Fund . . .          6,164        75,000         63,115
Nationwide Mid Cap Market Index Fund.          6,164        75,000       63,115(3)
Nationwide International Index Fund .          6,164        75,000         63,115
Nationwide Bond Index Fund. . . . . .          6,164        75,000         63,115
NorthPointe Small Cap Value Fund. . .          6,164        75,000       24,795(3)
Gartmore U.S. Growth Leaders Fund . .          6,164        75,000       24,795(4)
Gartmore Global Technology and. . . .          6,164        75,000       24,795(4)
Communications Fund
Gartmore Emerging Markets Fund. . . .          6,164        75,000       12,500(5)
Gartmore International Growth Fund. .          6,164        75,000       12,500(5)
Gartmore Worldwide Leaders Fund . . .          6,164        75,000       12,500(5)
Gartmore International Small Cap. . .          6,164        64,720            0(6)
Growth Fund(8)
Gartmore Global Health Sciences Fund.          6,164        63,081            0(6)


1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  March  31,  2000.
3    The  Fund  commenced  operations  June  29,  2000.
4    The  Fund  commenced  operations  June  30,  2000.
5    The  Fund  commenced  operations  August  30,  2000.
6    The  Fund  commenced  operations  on  December  29,  2000.
7 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.
8    The  Fund  liquidated  on  December  19,  2003.

     During the period from June 23, 2003 through June 30, 2003, the Gartmore Long-Short Equity Plus Fund paid $873 in combined fund administration and transfer agency fees. During the period from April 1, 2003 through June 22, 2003, the Montgomery Fund paid GSA $5,024 for fund administration fees. For the period from July 1, 2002 through March 31, 2003, and its fiscal years ended June 30, 2002 and 2001, the Montgomery Fund paid its administrator, Montgomery Asset Management, LLC, $48,452, $78,891 and $293,904 in administrative and fund accounting fees. The Montgomery Fund's predecessor paid DST Systems, Inc., its former transfer agent, $158,392, $129,881, and $211,749 in transfer agency fees for the period July 1, 2002 to June 22, 2003 and its fiscal years ended June 30, 2002, and 2001, respectively.

     During the period from November 1 until November 30, 2001, and the fiscal years ended October 31, 2001 and 2000, GSA earned transfer agency fees (under a previous fee schedule) from the Funds as follows:



                                       PERIOD ENDED          YEAR ENDED
                                       NOVEMBER 30,  OCTOBER 31,   OCTOBER 31,
FUND                                       2001          2001          2000
-------------------------------------------------------------------------------
Gartmore Millennium Growth Fund . . .        23,027      352,953        57,122
Gartmore Growth Fund. . . . . . . . .       122,172    1,851,859       992,246
Gartmore Nationwide Fund. . . . . . .       227,382    3,373,316     1,841,252
Gartmore Tax-Free Income Fund . . . .        15,747      227,188        25,832
Gartmore Bond Fund. . . . . . . . . .        17,840      246,294        27,453
Gartmore Government Bond Fund . . . .        10,557     98,553(1)       30,542
Gartmore Money Market Fund. . . . . .       104,751    1,465,056       989,953
Nationwide S&P 500 Index Fund . . . .         4,701       99,084        26,973
Gartmore Large Cap Value Fund . . . .         1,839       22,172         7,866
Nationwide Large Cap Growth Fund(8) .         8,058      129,573        51,260
Nationwide Small Cap Fund . . . . . .         2,783       34,164        12,415
Gartmore Morley Capital . . . . . . .           393        5,907         1,393
Accumulation Fund
Gartmore Value Opportunities Fund . .         6,116       53,754         2,562
Gartmore Morley Enhanced Income Fund.           321        3,855         1,189
Gartmore High Yield Bond Fund . . . .         1,170       12,352         2,523
Gartmore Investor Destinations. . . .           266        1,343         112(2)
Aggressive Fund
Gartmore Investor Destinations. . . .           365        1,575         101(2)
Moderately Aggressive Fund
Gartmore Investor Destinations. . . .           544        2,601          92(2)
Moderate Fund
Gartmore Investor Destinations. . . .           155          961         103(2)
Moderately Conservative Fund
Gartmore Investor Destinations. . . .           127          899          91(2)
Conservative Fund
Nationwide Small Cap Index Fund . . .           178        1,061           141
Nationwide Mid Cap Market Index Fund.           334        1,864         412(3)
Nationwide International Index Fund .           728        7,906         1,087
Nationwide Bond Index Fund. . . . . .           423        1,523           177
NorthPointe Small Cap Value Fund. . .           268        5,222         669(3)
                                              1,243       28,496         504(4)
Gartmore U.S. Growth Leaders Fund
Gartmore Global Technology and. . . .         2,230       38,646         543(4)
Communications Fund
Gartmore Emerging Markets Fund. . . .           268        3,077          2965
Gartmore International Growth Fund. .           275        3,614          3305
Gartmore Worldwide Leaders Fund . . .           138        1,753          2985
Gartmore International Small Cap. . .            94          838           0(6)
Growth Fund(9)
Gartmore Global Health Sciences Fund.            23          425           0(7)


1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  March  31,  2000.
3    The  Fund  commenced  operations  June  29,  2000.
4    The  Fund  commenced  operations  June  30,  2000.
5    The  Fund  commenced  operations  August  30,  2000.
6    The  Fund  commenced  operations  on  December  21,  2000.
7    The  Fund  commenced  operations  on  December  29,  2000.
8 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.
9    The  Fund  liquidated  on  December  19,  2003.

     The other Funds of the Trust for which GISI acts as transfer agent had not yet commenced operations as of October 31, 2002.

SUB-ADMINISTRATORS

     GSA has entered into a Sub-Administration Agreement and a Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective September 1, 1999, to provide certain fund administration and transfer agency services for each of the Funds. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:


ASSET LEVEL(1)               FEE
---------------------------------
0 - $1 billion. . . . . .   0.20%
1 - $3 billion. . . . . .   0.15%
3 - $4 billion. . . . . .   0.10%
4 - $5 billion. . . . . .   0.05%
5 - $10 billion . . . . .   0.02%
10 - $12 billion. . . . .   0.01%
greater than $12 billion . 0.005%

1 The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

     BISYS received the following amounts for the sub-administration services and sub-transfer agency services it provided:


                        YEAR ENDED
OCTOBER 31, 2002   OCTOBER 31, 2001*   OCTOBER 31, 2000*
---------------------------------------------------------
10,808,275 . . .   $        7,374,769/  $      6,225,284/
                   $        4,367,098   $     4,178,459



* Pursuant to a previous fee schedule. First amount listed is for sub-administration services it provided, the second figure is for sub-transfer agency services it provided.

     From December 29, 1999 to October 15, 2001, FAM provided the fund accounting, custody and other administrative services at the series level with respect to the Index Funds pursuant to a Sub-Administration Agreement. Such Sub-Administration Agreement was terminated as of October 15, 2001.

CUSTODIAN

     JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.

LEGAL  COUNSEL

     Stradley Ronon Stevens and Young LLP, 2600 Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

AUDITORS

     PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as independent accountants for the Trust.

BROKERAGE  ALLOCATION

     A Fund's Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, the adviser or subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when the adviser or subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

     The advisers and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to an adviser or subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the advisers and subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the advisers or a subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended October 31, 2002, the clients
(including the Funds) of all the affiliated advisers of Gartmore Global Investments, Inc. ("GGI"), including but not limited to GMF, GSA, GGAMT, and GTC (GMCM's predecessor), paid soft dollar commissions in the total amount of $3,890,582. GGI directs security transactions to brokers providing brokerage and research services to the benefit of all GGI clients, including the Funds.

     During the fiscal years ended October 31, 2002, 2001 and 2000, the following brokerage commissions were paid by the Funds:

----------------
1 Because the Investor Destinations Funds will invest exclusively in shares of the Underlying Funds and the Nationwide Contract, it is expected that all transactions in portfolio securities for these Funds will be entered into by the Underlying Funds.



                                                            YEAR ENDED OCTOBER 31,
FUND                                                2002                 2001          2000
-----------------------------------------------------------------------------------------------
Gartmore Bond Fund . . . . . . . . . . .  $                     0               0            0
Gartmore Emerging Markets Fund . . . . .                   17,775          14,115      7,673(1)
Gartmore Global Financial Services Fund.                   11,921             0(2)           -
Gartmore Global Health Sciences Fund . .                   61,104          20,681           03
Gartmore Global Technology
   and Communications Fund . . . . . . .                  106,156          55,126      12,9404
Gartmore Global Utilities Fund . . . . .                   17,800             0(2)           -
Gartmore Government Bond Fund. . . . . .                        0               0          0(5)
Gartmore Growth Fund . . . . . . . . . .                2,369,315       1,752,999    2,000,121
Gartmore High Yield Bond Fund. . . . . .                        0               0          0(3)
Gartmore International Growth Fund . . .                   55,648          60,696     19,814(5)
Gartmore International Small Cap
   Growth Fund(13) . . . . . . . . . . .                   17,073          26,974          0(6)
Gartmore Investor Destinations
   Aggressive Fund(7). . . . . . . . . .                        0               0            0
Gartmore Investor Destinations
   Moderately Aggressive Fund(7) . . . .                        0               0            0
Gartmore Investor Destinations
   Moderate Fund(7). . . . . . . . . . .                        0               0            0
Gartmore Investor Destinations
   Moderately Conservative Fund(7) . . .                        0               0            0
Gartmore Investor Destinations
   Conservative Fund(7). . . . . . . . .                        0               0            0
Gartmore Large Cap Value Fund. . . . . .                   53,615         132,343        69,89
Gartmore Millennium Growth Fund. . . . .                  295,502   $     268,942   $  164,608
Gartmore Morley Capital
   Accumulation Fund . . . . . . . . . .                        0               0            0
Gartmore Morley Enhanced Income Fund . .                    8,330           6,218            0
Gartmore Nationwide Fund . . . . . . . .                1,454,231       3,303,085     3,750,16
Gartmore Nationwide Leaders Fund . . . .                    3,351               0          0(9)
Gartmore Tax Free Income Fund. . . . . .                        0               0            0
Gartmore U.S. Growth Leaders Fund. . . .                   67,098          25,573        3,113
Gartmore Value Opportunities Fund. . . .                  114,222        97,474(8)      23,825
Gartmore Worldwide Leaders Fund(7) . . .                   51,210           3,720        3,546
Nationwide Bond Index Fund . . . . . . .                    1,143       0(8, 11),            -
Nationwide International Index Fund. . .                  150,932       37,336(11)           -
Nationwide Large Cap Growth Fund(14) . .                   24,315          35,354       35,585
Nationwide Mid Cap Index Fund. . . . . .                   68,549    9,488(8,11),            -
Nationwide S&P 500 Index Fund. . . . . .                  161,348          97,758      113,899
Nationwide Small Cap Fund. . . . . . . .                  619,393         188,603        69,98
Nationwide Small Cap Index Fund. . . . .                   40,574        4,991(11)           -
NorthPointe Small Cap Value Fund . . . .                  146,906       119,451(8)   36,913(10)
Gartmore Micro Cap Equity Fund . . . . .                14,740(12)              -            -


---------------
1    The  Fund  commenced  operations  on  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.
3     The  Fund  commenced  operations  on  December  29,  2000.
4    The  Fund  commenced  operations  on  June  30,  2000.
5    The  Fund  commenced  operations  on  December  21,  2000.
6    The  Fund  commenced  operations  on  March  31,  2000.
7    The  Fund  commenced  operations  on  December  29,1999.
8    The  Fund  commenced  operations  on  December  28,  2001.
9    The  Fund  commenced  operations  on  June  29,  2000.
10   The  Fund  commenced  operations  on  June  29,  2000.
11 For the period October 15, 2001 to October 31, 2001. Prior to October 15, 2001, the Fund, under a master-feeder arrangement, invested all of its assets in shares of a corresponding series of a master trust.
12   The  Fund  commenced  operations  on  October  1,  2002.
13   The  Fund  liquidated  on  December  19,  2003.
14 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.

     The Gartmore Long-Short Equity Plus Fund paid brokerage commissions of $13,978 for the period June 23, 2003 to June 30, 2003. The Montgomery Fund paid brokerage commissions of $489,400, $608,887, and $1,720,867 for the period July 1, 2002 to June 22, 2003, and its fiscal years ended June 30, 2002 and 2001, respectively.

The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

     During the fiscal year ended October 31, 2002, the Gartmore Growth Fund, Gartmore Nationwide Fund, Gartmore Bond Fund, Gartmore Money Market Fund, Nationwide S&P 500 Index Fund, Nationwide Large Cap Value Fund, Nationwide Large Cap Growth Fund1, Gartmore Morley Capital Accumulation Fund, Gartmore Morley Enhanced Income Fund, Nationwide Bond Index Fund and Gartmore U.S. Growth Leaders Fund held investments in securities of their regular broker-dealers as follows:


FUND                                       APPROXIMATE AGGREGATE                NAME OF
                                             VALUE OF ISSUER'S              BROKER OR DEALER
                                          SECURITIES OWNED BY THE
                                              FUND DURING THE
                                             FISCAL YEAR ENDED
                                              OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------
Gartmore Global Financial Services Fund.  $                 81,732  Morgan Stanley Dean Witter & Co.
Gartmore Morley Capital. . . . . . . . .                12,252,480  Bears Stearns Companies, Inc.
Accumulation Fund
                                                         7,596,463  Morgan Stanley Dean Witter & Co.
Gartmore Bond Fund . . . . . . . . . . .                 2,306,316  Merrill Lynch & Co., Inc.
                                                         1,199,808  Lehman Brothers, Inc.
                                                         1,093,657  Leggett & Platt, Inc.
Gartmore Growth Fund . . . . . . . . . .                 1,385,020  Lehman Brothers, Inc.
Gartmore International Growth Fund . . .                 7,050,000  Nomura Securities
                                                         4,910,000  Nikko Securities
                                                            48,312  Amvescap PLC
Gartmore International Small Cap Fund(1)                    27,900  Cir Finance Richemont
                                                         3,660,000  Kokusai Securities Co., Ltd
Gartmore Large Cap Value Fund. . . . . .                   307,468  Morgan Stanley Dean Witter & Co.
                                                           193,545  Merrill Lynch & Co., Inc.
                                                           189,255  Bears Stearns Companies, Inc.
Gartmore Morley Enhanced Income Fund . .                 4,192,746  Morgan Stanley Dean Witter & Co.
                                                           555,909  Merrill Lynch & Co., Inc.
                                                         1,032,892  Bears Stearns Companies, Inc.
Gartmore Value Opportunities Fund. . . .                   269,468  Legg Mason Inc.
Gartmore Money Market Fund . . . . . . .                 1,934,678  Salomon Smith Barney Holdings
                                                        49,921,250  Morgan Stanley Dean Witter & Co.
                                                        49,751,742  Goldman Sachs Group, Inc.
                                                        41,115,063  Bears Stearns Companies, Inc.
Nationwide Bond Index Fund . . . . . . .                 8,493,090  Morgan Stanley Dean Witter & Co.
                                                           360,567  Lehman Brothers, Inc.
                                                           586,284  Goldman Sachs Group, Inc.
                                                           180,426  Bears Stearns Companies, Inc.
Nationwide International Index Fund. . .                53,580,000  Nomura Securities
                                                        11,293,000  Nikko Securities
                                                        17,160,000  Daiwa Securities Ltd
                                                            71,961  Amvescap Plc
Nationwide Large Cap Growth Fund(2). . .                   102,465  Merrill Lynch & Co., Inc.
                                                           335,775  Bears Stearns Companies, Inc.
Nationwide Mid Cap Index Fund. . . . . .                   418,140  Legg Mason Inc.
                                                           365,190  Edwards (A. G.), Inc.
                                                           217,800  E-Trade Group, Inc.
Nationwide S&P 500 Index Fund. . . . . .                   768,366  Schwab (Charles) Corp.
                                                         2,746,818  Morgan Stanley Dean Witter & Co.
                                                         2,069,224  Merrill Lynch & Co., Inc.
                                                           831,012  Lehman Brothers, Inc.
                                                         2,169,480  Goldman Sachs Group, Inc.
                                                           438,400  Bears Stearns Companies, Inc.
Nationwide Small Cap Index Fund. . . . .                     8,210  Soundview Technology
                                                             9,713  SWS Group, Inc.
                                                            30,400  Knight Trading Group, Inc.
                                                            52,479  Jefferies Group, Inc.
                                                            33,142  Ameritrade Holdings Corp.


1    The  Fund  liquidated  on  December  19,  2003.
2 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.

     During the fiscal year ended June 30, 2003, the Gartmore Long-Short Equity Plus Fund and the Montgomery Fund did not hold investments in securities of their regular broker-dealers.

     Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the adviser or the appropriate Subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker's or dealer's most favored unaffiliated customers, except for accounts for which the affiliated broker or dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker or dealer that, in the opinion of a majority of the independent trustees, are not comparable to the Fund. The Funds do not deem it practicable or in their best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.


                                                              COMMISSIONS
                                                           PAID TO AFFILAITED
                                                                BROKERS
FUND                                      BROKER        2002     2001    2000
------------------------------------------------------------------------------
Gartmore Large Cap Value Fund . . .  Brinson Partners  $     0  $   42  $  582
Nationwide Large Cap Growth Fund1 .  Goldman Sachs     $ 2,028  $4,817  $2,154
Nationwide S&P 500 Index Fund . . .  Merrill Lynch     $16,787  $4,123  $  295
Nationwide Small Cap Index Fund      Merrill Lynch     $ 2,223  $    9  $  ---
Nationwide International Index Fund  Merrill Lynch     $39,500  $  108  $  ---
Nationwide Mid Cap Market            Merrill Lynch     $ 4,071  $   77  $  ---
     Index Fund


-------------------------
1 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed as of December 22, 2003.

     During the year ended October 31, 2002, commissions paid by the Gartmore Large Cap Value Fund to Brinson Partners represented 0% of aggregate commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Large Cap Growth Fund to Goldman Sachs represented 8.34% of aggregate commissions paid by the Fund and 50.64% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide S&P 500 Index Fund to Merrill Lynch represented 10.09% of aggregate commissions paid by the Fund and 77.52% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Small Cap Index Fund to Merrill Lynch represented 5.48% of total commissions paid by the Fund and 81.59% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide International Index Fund to Merrill Lynch represented 26.17% of aggregate commissions paid by the Fund and 72.69% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Mid Cap Market Index Fund to Merrill Lynch represented 5.94% of aggregate commissions paid by the Fund and 74.47% of the aggregate dollar amount of transactions involving the payment of commissions.

                  ADDITIONAL INFORMATION ON PURCHASES AND SALES

AS DESCRIBED IN THE GARTMORE NATIONWIDE PRINCIPAL PROTECTED FUND'S PROSPECTUS, EXCEPT FOR REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS, NO SALES OF FUND SHARES WILL BE MADE DURING THE GUARANTEE PERIOD. SALES WILL ONLY BE AVAILABLE DURING THE OFFERING PERIOD AND THE POST-GUARANTEE PERIOD.

CLASS  A  AND  CLASS  D  SALES  CHARGES

     The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases. Class A Shares of the Funds (other than the Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Morley Enhanced Income Fund and Gartmore High Yield Bond
Fund):


                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000. .              5.75%                6.10%        5.00%
50,000 to $99,999 .               4.75                 4.99         4.00
100,000 to $249,999               3.50                 3.63         3.00
250,000 to $499,999               2.50                 2.56         2.00
500,000 to $999,999               2.00                 2.04         1.75
1 million or more .               None                 None         None

CLASS A SHARES OF THE GARTMORE BOND FUND, GARTMORE GOVERNMENT BOND FUND, GARTMORE TAX-FREE INCOME FUND AND GARTMORE HIGH YIELD BOND FUND

                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000. .              4.75%                4.99%        4.00%
50,000 to $99,999 .               4.50                 4.71         3.75
100,000 to $249,999               3.50                 3.63         3.00
250,000 to $499,999               2.50                 2.56         2.00
500,000 to $999,999               2.00                 2.04         1.75
1 million or more .               None                 None         None

CLASS  A  SHARES  OF  THE  GARTMORE  MORLEY  ENHANCED  INCOME  FUND



                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000. .              3.75%                3.90%        3.00%
50,000 to $99,999 .               3.00                 3.09         2.25
100,000 to $249,999               2.25                 2.30         1.75
250,000 to $499,999               1.75                 1.78         1.50
500,000 to $999,999               1.50                 1.52         1.25
1 million or more .               None                 None         None

CLASS  A  SHARES  OF  THE  GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND


                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000. .              3.00%                3.09%        2.25%
50,000 to $99,999 .               2.75                 2.83         2.00
100,000 to $249,999               2.25                 2.30         1.75
250,000 to $499,999               1.75                 1.78         1.50
500,000 to $999,999               1.50                 1.52         1.25
1 million or more .               None                 None         None

In addition to the dealer commissions for Class A shares that are described above, GDSI, the Funds' distributor, is authorized from time to t ime to enter into other special compensation arrangements with dealers. Such arrangements may be discontinued at any time at the discretion of GDSI.

CLASS  D  SHARES  OF  THE  FUNDS

                           SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE         OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------
less than $50,000 . . . .              4.50%                4.71%        4.00%
50,000 to $99,999. . . .               4.00                 4.17         3.50
100,000 to $249,999. . .               3.00                 3.09         2.50
250,000 to $499,999. . .               2.50                 2.56         1.75
500,000 to $999,999. . .               2.00                 2.04         1.25
1 million to $24,999,999               0.50                 0.50         0.50
25 million or more . . .               None                 None         None

CLASS  C  AND  CLASS  Y  SALES  CHARGES  AND  APPLICABLE  SALES  WAIVERS

     Sales of Class C and Class Y shares will be charged a front-end sales charge of 1.00% of the offering price (1.01% of the amount invested). Both the front-end sales charge and the CDSC applicable to Class C and Class Y shares will be waived for sales to retirement plans offered by Nationwide Trust
Company. In addition, the front-end sales charge applicable to Class C and Class Y shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons. The front-end sales charge applicable to Class C shares also will be waived for any person who previously owned Class C shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Long-Short Equity Plus Fund.

NET  ASSET  VALUE  PURCHASE  PRIVILEGE  (CLASS  A  AND  D  SHARES  ONLY)*

     The sales charge applicable to Class A and D shares may be waived for the following purchases due to the reduced marketing effort required by the Trust's distributor:

(1)  shares  sold  to other registered investment companies affiliated with GGI,

(2)  shares  sold:
     (a) to any pension, profit sharing, or other employee benefit plan for the employees of GGI, any of its affiliated companies, or investment advisory clients and their affiliates;
     (b)  to  any  endowment  or  non-profit  organization;
     (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended;
     (d) to any life insurance company separate account registered as a unit investment trust;

(3)  for  Class  D  shares  and  Class  A  shares:
     (a) to Trustees and retired Trustees of the Trust (including its predecessor Trusts) and to Directors and retired Directors of Gartmore Mutual Funds II, Inc.;
     (b) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF and its affiliates;
     (c) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS
          Cooperatives  and  Southern  States  Cooperative,  Inc.;
     (d) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;
     (e) to any person who pays for the shares with the proceeds of one of the following sales:
          -    Sales  of  non-Gartmore  mutual  fund  shares
          - Sales of Class D shares of a Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead
          - Sales of Class A shares of another Fund or the Gartmore Focus Fund (each a "Gartmore Fund") when they purchase Class D shares with the proceeds (this waiver only applies for purchasers eligible to purchase Class D shares)

          To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the new shares within 60 days of the redemption, and you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and D shares for those Funds which have Class D shares).

(4)  Class  A  shares  sold:
     (a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Trust's distributor to waive sales charges for those persons;
     (b) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Trust's distributor;
     (c) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.
     (d) to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund

* Only provision 3(e) applies to the Class A shares of the Gartmore Morley Capital Accumulation Fund. Within the special class structure of the Gartmore Morley Capital Accumulation Fund, shareholders who would be eligible to purchase Class A shares without a front-end sales charge because they fall into the other categories listed above will purchase shares of other classes of the Gartmore Morley Capital Accumulation Fund (each of these other classes has no front-end sales charge). See the Gartmore Morley Capital Accumulation Fund's prospectus for more information


REDUCTION  OF  CLASS  A  AND  CLASS  D  SALES  CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:
- An increase in the amount of your investment. The above tables show how the sales charge decreases as the amount of your investment increases.
- Family Member Discount. Members of your family who live at the same address can combine investments in the Gartmore Funds (except purchases of the Gartmore Money Market Fund), possibly reducing the sales charge.
- Lifetime Additional Discount. You can add the value of any of the Gartmore Funds' Class A and Class D shares you already own (except the Gartmore Money Market Fund) with the value of the shares you are purchasing, which may reduce the applicable sales charge.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A or Class D shares, you will pay one half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family embers who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

CLASS  B  AND  CLASS  X  SHARES  OF  THE  FUNDS  AND  CDSC

     GDSI compensates broker-dealers and financial intermediaries for sales of Class B or Class X shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to the Trust's distributor, will be imposed on any redemption of Class B or Class X shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. The CDSC is never imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.

     Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:


YEARS OF AFTER PURCHASE                CDSC ON SHARES
                                         BEING SOLD
-----------------------------------------------------
First . . . . . . . .                     5.00%
Second. . . . . . . .                     4.00%
Third . . . . . . . .                     3.00%
Fourth. . . . . . . .                     3.00%
Fifth . . . . . . . .                     2.00%
Sixth . . . . . . . .                     1.00%
Seventh and following                     0.00%


     For purposes of calculating the CDSC, it is assumed that the oldest Class B or Class X shares, as the case may be, remaining in your account will be sold first.

     For the daily dividend Funds your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in one of these Funds, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.

CONVERSION  FEATURES  FOR  CLASS  B  AND  CLASS  X  SHARES

     Class B and Class X shares which have been outstanding for seven years will automatically convert to Class A shares in the next month following the seventh anniversary of the date on which such Class B or Class X shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class X shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B or Class X shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B or Class X shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B or Class X shares converting to Class A shares bears to the shareholder's total Class B or Class X shares not acquired through dividends and distributions.

     If you effect one or more exchanges among Class B shares of the Funds (or from Class X shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund and Gartmore Government Bond Fund [the "Fixed Income Funds"] to Class B shares of another Fund) during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B or Class X shares into the Prime Shares of the Gartmore Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

CLASS  A  FINDERS'  FEE  AND  CORRESPONDING  CDSC

     Beginning March 1, 2003, there are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. An investor may purchase $1 million or more of Class A shares in one or more of the Gartmore Funds and avoid the front-end sales charge. Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts are also applicable. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems any Class A shares within 18 months of the date of purchase (24 months for Gartmore Morley Capital Appreciation Fund). With respect to such purchases, the Distributor may pay dealers a finders' fee (as described below) on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finders' fee, the following requirements apply:

- The purchase can be made in any combination of the Funds. The amount of the finder's fee will be determined based on the particular combination of the Funds purchased. The applicable finder's fee will be determined on a pro rata basis to the purchase of each particular Fund.

- The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase (24 months for Gartmore Morley Capital Appreciation Fund).

     The CDSC will equal the amount of the finder's fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Funds an investor made that were subject to the Class A CDSC.

AMOUNT  OF  FINDER'S  FEE/CONTINGENT  DEFERRED  SALES  CHARGE


FUNDS PURCHASED
                                                                  AMOUNT OF PURCHASE
----------------------------------------------------------------------------------------------------
                                                      $1 MILLION TO      $4 MILLION TO   $25 MILLION
                                                        $3,999,999        $24,999,999      OR MORE
----------------------------------------------------------------------------------------------------

Gartmore International Growth Fund, Gartmore. . .                 1.00%           0.50%         0.25%
Emerging Markets Fund, Gartmore Global
Technology and Communications Fund, Gartmore
Global Financial Services Fund, Gartmore Global
Utilities Fund, Gartmore Global Health Sciences
Fund, Gartmore Nationwide Leaders Fund,
Gartmore U.S. Growth Leaders, Gartmore
Worldwide Leaders Fund, Gartmore Millennium
Growth Fund, Gartmore Value Opportunities Fund,
Gartmore Micro Cap Equity Fund, Gartmore Long-
Short Equity Plus Fund and Gartmore Principal
Protected Fund
----------------------------------------------------------------------------------------------------
Gartmore Convertible Fund, Gartmore Nationwide. .                 0.50%           0.50%         0.25%
Fund, Gartmore Growth Fund, Gartmore Large Cap
Value Fund, Gartmore Mid Cap Growth Fund and
Nationwide Small Cap Fund.
----------------------------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund, Nationwide . . . .                 None            None          None
Small Cap Index Fund, Nationwide Mid Cap
Market Index Fund, Nationwide International Index
Fund and Nationwide Bond Index Fund
----------------------------------------------------------------------------------------------------
Investor Destination Series Funds . . . . . . . .                 0.15%           0.10%         0.05%
----------------------------------------------------------------------------------------------------
Gartmore High Yield Bond Fund, Gartmore Bond. . .                 0.75%           0.50%         0.25%
Fund, Gartmore Government Bond Fund and
Gartmore Tax-Free Income Fund
----------------------------------------------------------------------------------------------------
Gartmore Morley Enhanced Income Fund. . . . . . .                 0.50%           0.25%         0.15%
----------------------------------------------------------------------------------------------------
Gartmore Morley Capital Accumulation Fund . . . .                 0.35%           0.25%         0.15%
----------------------------------------------------------------------------------------------------


CDSC  FOR  CLASS  C  SHARES

     You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Trust's distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from the front-end sales charges and its own resources at the rate of 1.85% of sales of Class C shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Money Market Fund and Gartmore Government Bond Fund and at the rate of 2.00% of sales of Class C shares of the remaining Funds having Class C shares.

CLASS  X  AND  CLASS  Y  SHARES  (THE  FIXED  INCOME  FUNDS)

     If you owned Class B or Class C shares of the Fixed Income Funds on September 1, 2003, your shares were redesignated as Class X or Class Y shares, respectively. Class X and Class Y shares of the Fixed Income Funds retain the same fee and expense structure as the formerly designated Class B and Class C shares. Class X and Class Y shares of a Fixed Income Fund are not offered to the public and may only be purchased by existing Class X or Class Y shareholders (former Class B and Class C shareholders, respectively) of that Fixed Income Fund as a subsequent purchase or through the reinvestment of dividends and/or income. Specifically, only Class X shareholders of a particular Fixed Income Fund will be permitted to purchase additional Class X shares of that Fixed Income Fund, and only Class Y shareholders of a Fixed Income Fund will be permitted to purchase additional Class Y shares of that Fixed Income Fund. To make a subsequent purchase you must purchase through the same account and in the same capacity. If you sell or exchange all of your Class X or Class Y shares of a Fixed Income Fund, you may not purchase Class X or Class Y shares, respectively, of the Fixed Income Fund in the future.

CLASS  R  SHARES

     Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with GDSI to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

     A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class, Institutional Class or Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

REDEMPTIONS

     A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. Certain Funds may also assess redemption fees on shares held less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund). Those fees are 1.50% or 2.00% of the total redemption amount depending on the Fund and are paid directly to the appropriate fund to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For a list of the Funds imposing such fees, see "Exchanges Among Funds" below.

IN  KIND  REDEMPTIONS

     The Funds generally plan to redeem their shares for cash with the following exceptions. The Gartmore Morley Capital Accumulation Fund has elected to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of the period. Additionally, it intends to redeem shares in cash for any requests of up to $1,000,000. See "Redemption of Shares of the Gartmore Morley Capital Accumulation Fund - Redemption in Kind" below for more information.

As described in their respective Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, to honor any redemption request by transferring some of the securities held by the Fund directly to you (an "in kind redemption"). The Trust's Board of Trustees has adopted procedures for redemptions in-kind to affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder's redemption request - thus limiting the potential adverse effect on the distributing Fund's net asset value per share.

REDEMPTION  OF  SHARES  OF  THE  GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND

     Other Redemption Requirements. Redemption requests for Service Class and Institutional Class Shares from Plans with more than $1,000,000 in the Fund and which represent a withdrawal of 5% or more of a Plan's assets on any business day must include or be preceded by the following information: (i) the Plan name;
(ii) a listing of the Plan trustee(s); (iii) copies of Plan documents or summaries which describe the investment options available to and restrictions imposed upon Plan participants; (iv) a listing of the allocation of Plan assets across available investment options; (v) for the three year period immediately preceding the withdrawal, a monthly summary of cash flow activity for the investment option in which the Shares are included, detailing contribution and benefit payment amount and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). The Fund may waive these requirements under some circumstances. For purposes of this paragraph, "Plans" include employee benefit plans qualified under Section 401(a) of the Internal Revenue Code, "governmental plans" as defined in Section 414(d) of the Code, eligible deferred compensation plans as defined in Section 457 of the Code, and employee benefit plans qualifying under Section 403(b) of the Code.

     Redemption Fees. Generally, redemption requests on all Shares will be subject to a 2% redemption fee when the Trigger is "active." The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.

     The Trigger is active on any day that, as of two business days prior, the "Gross Annual Effective Yield of the Fund" is less than the current yield on the Dealer Commercial Paper (90-day) Index. Once activated, the Trigger will become inactive on any day than, as of two business days prior, the Gross Annual Effective Yield of the Fund is greater than the current yield of the Dealer Commercial Paper (90-day) Index plus 0.25%. The Fund will rely on the Dealer
Commercial Paper (90-day) Index found daily on the front page of the Money and Investing section of The Wall Street Journal. If the Dealer Commercial Paper (90-day) Index is not available in The Wall Street Journal, the Fund may use alternative sources of information for 90-day dealer commercial paper rates.

     Redemptions of Service Class or Institutional Class Shares by participants in a Plan and Contract owners for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and investment transfers to non-Competing Funds (each, a "Benefit Responsive Payment Event") are not subject to a redemption fee. All other redemptions of Shares are subject to a 2% redemption fee, payable to the Fund when the Trigger is active.

                                     EXAMPLE

     An IRA Class or Class A shareholder decides to redeem shares in the amount of $5,000 from the Fund on October 15th. Assume that as of October 13th the current yield on the Dealer Commercial Paper (90-day) Index is 7.2% and the Gross Annual Effective Yield of the Fund is 7.0%. Because the Gross Annual
Effective Yield of the Fund is less than the current yield on the Dealer Commercial Paper (90-day) Index the Trigger is active, and the shareholder will receive net proceeds of $4,900 for the redemption. The Trigger will remain active until two business days after the Gross Annual Effective Yield of the Fund exceeds the current yield on the Dealer Commercial Paper (90-day) Index by 0.25%.

     The "Gross Annual Effective Yield of the Fund" is a measure of one day's investment income (before deduction for fees and expenses) expressed as an annual compounded yield. It is calculated on each business day based on the dividend declared for the previous day as follows:

      [((1 + Previous Day's Gross Dividend Factor) 365) -1]/[NAV per Share]

     Information on the Trigger and the Gross Annual Effective Yield of the Fund can be obtained by calling 1-800-848-0920.

     The Fund reserves the right to modify its redemption fee and waiver policy in whole or in part for certain shareholders upon 30 days written notice to such shareholders.

     Redemption in Kind. In certain circumstances, the Fund reserves the right to honor a redemption request by making payment in whole or in part in securities or securities and wrap contracts, selected solely at the discretion of GMCM. The Fund will always redeem shares in cash for redemption requests up to the lesser of $250,000 or 1% of the net asset value of the Fund pursuant to an election made by the Fund and filed with the SEC. In addition, the Fund does not intend to do an in-kind redemption for any redemption requests of less than $1,000,000. The Fund does not anticipate exercising its right to redeem in-kind except in extraordinary circumstances as determined by the Fund and never if a request for redemption is received in connection with a Benefit Responsive Payment Event or for redemption of IRA Class Shares.

     To the extent a payment in kind is made with securities, you may incur transaction expenses in holding and disposing of the securities. Therefore, in receiving securities you may incur costs that may exceed your share of the operating expenses incurred by the Fund. In addition, wrap contracts assigned to you as a payment in kind are illiquid and will require you to pay fees directly to the Wrap Provider rather than through the Fund. Further, a wrap contract may contain restrictions on the securities subject to such Agreement, including, but not limited to the types, maturities, duration and credit quality of each security. Therefore, to obtain the benefits of a wrap contract, you may not be able to freely trade the securities underlying the Agreement. Also, wrap contracts assigned to you will not provide protection against the credit risk associated with the issuer of any Underlying Assets (see "Specific Risks of Wrap Contracts").

     To the extent that any such payment in kind includes a wrap contract, the Fund will assign a portion of one or more wrap contracts to you. The economic terms and conditions of each assigned wrap contract will be substantially similar to the wrap contracts held by the Fund. By purchasing shares in the Fund, you agree to accept an assignment of a wrap contract as part of an in-kind redemption, provided that at the time of the redemption payment such assignment would not violate applicable law.

     A Wrap Provider, prior to the assignment of a wrap contract to a Service Class or Institutional Class shareholder, may require you to represent and warrant that such assignment does not violate any applicable laws. Moreover, the Wrap Provider may require you to obtain at your own expense the services of a qualified professional asset manager acceptable to the Wrap Provider to manage the securities distributed in kind in conformity with the wrap contract provisions. In the event a wrap contract cannot be assigned to you, the Fund in its discretion may satisfy the redemption request through (a) a cash payment,
(b) a redemption in-kind consisting entirely of securities, or (c) a combination of cash and securities.

     In the event a redemption is made in kind with a wrap contract, the Fund will incur costs in obtaining such wrap contract and assigning it the shareholder. The Fund will examine the costs and benefits of obtaining a wrap contract in making a determination to incur such costs. Typically, these costs should not exceed $5,000 per issuance.

SIGNATURE GUARANTEE -- CLASS A, CLASS B, CLASS C, CLASS D, CLASS X AND CLASS Y SHARES OF A FUND AND IRA CLASS SHARES (FOR GARTMORE MORLEY CAPITAL ACCUMULATION
FUND)

     A signature guarantee is required if: (1) your account address has changed within the last 10 business days; (2) the redemption check is made payable to anyone other than the registered shareholder; (3) the proceeds are sent to a bank account not previously designated or changed within the past 10 business days; (4) proceeds are mailed to an address other than the address of record; or
(5) the redemption proceeds are being wired to bank for which instructions are currently not on your account. The Trust's distributor reserves the right to require a signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Trust's distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Trust's distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

ACCOUNTS  WITH  LOW  BALANCES  - CLASS A, CLASS B, CLASS C, CLASS D, CLASS X AND
CLASS Y SHARES OF A FUND AND IRA CLASS SHARES (FOR GARTMORE MORLEY CAPITAL ACCUMULATION FUND)

     If  the  value  of your account holding Class A, Class B, Class C, Class D,
Class X or Class Y shares of a Fund (or IRA shares of the Morley Capital Accumulation Fund) falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

     We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

                               VALUATION OF SHARES

     The net asset value per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (the "Valuation Time"). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Funds will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short time" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

     The value of portfolio securities in the Money Market Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund's amortized cost price per share exceeds of 1 percent, the Trustees will consider appropriate action to eliminate or reduce to the extent reasonably practical such dilution or other unfair results which might include: reducing or withholding dividends; redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund's average portfolio maturity; or utilizing a net asset value per share as determined by using available market quotations.

     The Trustees, in supervising the Money Market Fund's operations and delegating special responsibilities involving portfolio management to GMF, have undertaken as a particular responsibility within their overall duty of care owed to the Money Market Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Money Market Fund's net asset value per share will not deviate from $1.

     Pursuant to its objective of maintaining a stable net asset value per share, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

INVESTOR  DESTINATIONS  FUNDS

     Shares of the Underlying Funds are valued at their respective net asset values as reported to GSA or its agent. Other assets of the Funds are valued at their current market value if market quotations are readily available. If market quotations are not available, or if GSA determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

                        SYSTEMATIC INVESTMENT STRATEGIES

     MONEY MARKET PLUS GROWTH - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends in one of the equity Funds.

     An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund, and monthly dividends are then automatically invested into one or more of the equity Funds chosen by you at such equity Fund's current offering price. Gartmore Money Market Plus Growth gives investors stability of principal through the Gartmore Money Market Fund's stable share price, and its portfolio of high quality, short-term money market investments. And the Gartmore Money Market Fund offers fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the equity Funds are subject to applicable sales charges.

     MONEY MARKET PLUS INCOME - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the fixed income Funds.
     An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund and monthly dividends are then automatically reinvested into one of the fixed income Funds chosen by you at such Fund's current offering price.

     When short-term interest rates increase, Gartmore Money Market Fund dividends usually also rise. At the same time, share prices of the fixed income Funds generally decrease. So, with Money Market Plus Income, when you earn higher Gartmore Money Market Fund dividends, you can generally purchase more shares of one of the fixed income Funds at lower prices. Conversely, when interest rates and Gartmore Money Market Fund dividends decrease, the share prices of the fixed income Funds usually increase-you will automatically buy fewer shares of one of the fixed income Funds at higher prices. The Prime Shares of the Gartmore Money Market Fund provides investors with stability of principal, fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the fixed income Funds are subject to applicable sales charges.

     AUTOMATIC ASSET ACCUMULATION - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

     Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.

     AUTOMATIC ASSET TRANSFER - This systematic investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Gartmore Money Market Fund to another Fund, sales charges may apply if not already paid.

AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

     NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.

                               INVESTOR PRIVILEGES

The Funds offer the following privileges to shareholders. Additional information may be obtained by calling GDSI toll free at 1-800-848-0920.

     NO SALES CHARGE ON REINVESTMENTS - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

     EXCHANGE PRIVILEGE - The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased.

Exchanges  Among  Funds

     Exchanges may be made among any of the Gartmore Funds within the same class of shares (except for Service, Institutional and IRA Class shares of the Gartmore Morley Capital Accumulation Fund, any other Fund not currently accepting purchase orders or Class X or Class Y shares of the Fixed Income Funds), so long as both accounts have the same owner, and your first purchase in the new Fund meets the new Fund's minimum investment requirement (and subject to the investor eligibility requirements for the Gartmore Morley Capital Accumulation Fund). Exchanges into the Gartmore Nationwide Principal Protected Fund are only permitted during the Offering and Post Guarantee Periods.

     Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

     Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Class X, Class Y, Service Class, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase (24 months for Gartmore Morley Capital Appreciation Fund), the applicable CDSC will be the CDSC for the original Fund. If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund ("Money Market Fund"). Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C,Class D, Class X, Class Y and Institutional Service Class shares of the other Gartmore Funds. If you exchange Class B, Class C, Class X or Class Y shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B, Class C, Class X or Class Y (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B, Class C, Class X or Class Y (or Class A) shares prior to the initial exchange into the Money Market Fund will be counted for purposes or calculating the CDSC. Class X shareholders of a Fixed Income Fund may exchange their shares for Class B shares of any of the Gartmore Funds currently accepting purchase orders and Class Y shareholders of a Fixed Income Fund may exchange their shares for Class C shares of any such Gartmore Fund. However, if you exchange out of Class X or Class Y shares of a Fixed Income Fund into Class B or Class C of another Gartmore Fund, respectively (or into Prime Shares of the Money Market Fund), you will not be permitted to exchange from Class B or Class C of the other Gartmore Fund (or Prime Shares of the Money Market Fund) back into Class X or Class Y shares of the original Fixed Income Fund. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.

     The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, each of the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that fund into another Gartmore Fund if you have held those shares for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund, Gartmore Nationwide Leaders Fund, or Gartmore Focus Fund):


FUND                                                EXCHANGE FEE
-----------------------------------------------------------------
Gartmore Emerging Markets Fund . . . . . . . . . .          2.00%
Gartmore International Growth Fund . . . . . . . .          2.00%
Gartmore Global Health Sciences Fund . . . . . . .          2.00%
Gartmore Worldwide Leaders Fund. . . . . . . . . .          2.00%
Gartmore Asia Pacific Leaders Fund . . . . . . . .          2.00%
Gartmore European Leaders Fund . . . . . . . . . .          2.00%
Gartmore Nationwide Leaders Fund . . . . . . . . .          2.00%
Gartmore Global Technology and Communications Fund          2.00%
Gartmore U.S. Growth Leaders Fund. . . . . . . . .          2.00%
Gartmore Global Financial Services Fund. . . . . .          2.00%
Gartmore Global Utilities Fund . . . . . . . . . .          2.00%
Gartmore Long-Short Equity Plus Fund . . . . . . .          2.00%
Gartmore Focus Fund. . . . . . . . . . . . . . . .          2.00%
Gartmore Millennium Growth Fund. . . . . . . . . .          1.50%
Gartmore Value Opportunities Fund. . . . . . . . .          1.50%
Nationwide Small Cap Fund. . . . . . . . . . . . .          1.50%
Gartmore Micro Cap Equity Fund . . . . . . . . . .          1.50%
Gartmore Mid Cap Growth Fund . . . . . . . . . . .          1.50%


     The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

EXCHANGES  MAY  BE  MADE  FOUR  CONVENIENT  WAYS:

BY  TELEPHONE

     AUTOMATED VOICE RESPONSE SYSTEM - You can automatically process exchanges for the Funds (except for the Gartmore Morley Capital Accumulation Fund and the Class X and Class Y shares of the Fixed Income Funds) by calling 1-800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

     CUSTOMER SERVICE LINE - By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day's closing share price.

     The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class. The Funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

     The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

     BY MAIL OR FAX - Write or fax to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or FAX (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 p.m. Eastern Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.

     BY ON LINE ACCESS - Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

     FREE CHECKING WRITING PRIVILEGE (PRIME SHARES OF THE GARTMORE MONEY MARKET FUND ONLY) - You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks, the first five free and $2.00 per copy thereafter, by contacting one of our service representatives at 1-800-848-0920.

                                INVESTOR SERVICES

     AUTOMATED VOICE RESPONSE SYSTEM - Our toll free number 1-800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

     TOLL FREE INFORMATION AND ASSISTANCE - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 5 p.m. Eastern Time (Monday through Friday). Call toll free: 1-800-848-0920 or contact us at our FAX telephone number (614) 428-3278.

     RETIREMENT PLANS (NOT AVAILABLE WITH THE TAX-FREE INCOME FUND) - Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdale IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

     SHAREHOLDER CONFIRMATIONS - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

     CONSOLIDATED STATEMENTS - Shareholders of the Funds, receive quarterly statements as of the end of March, June, September and December. Shareholders of the Money Market Fund will also receive monthly activity reports confirming any transactions. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

     For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

     AVERAGE COST STATEMENT - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

     Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

     SHAREHOLDER REPORTS - All shareholders will receive reports semi-annually detailing the financial operations of the funds.

     PROSPECTUSES - Updated prospectuses will be mailed to you at least annually.

     UNDELIVERABLE MAIL - If mail from the Funds to a shareholder is returned as undeliverable on three or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until the Funds receives notification of the shareholder's correct mailing address.

                          FUND PERFORMANCE ADVERTISING

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Classes of the Funds, the net yields and total returns on such class shares can be expected, at any given time, to differ from class to class for the same period.

CALCULATING  MONEY  MARKET  FUND  YIELD

     Any current Gartmore Money Market Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven calendar day historical yield for each class, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account in each class having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested. The yields for each class will differ due to different fees and expenses charged on the class. As of April 30, 2003, the seven day current and effective yields for the Prime Shares of the Money Market Fund were 0.66% and 0.66%, respectively, and for the Service Class shares, were 0.59% and 0.59%, respectively, and for the Institutional Class shares, were 0.75% and 0.75%, respectively.

     The Gartmore Money Market Fund's yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Gartmore Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Gartmore Money Market Fund's expenses. Although the Fund determines its yield for each class on the basis of a seven-calendar day period, it may use a different time span on occasion.
     There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING  YIELD  AND  TOTAL  RETURN

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Before-Tax Performance. Except for the Gartmore Money Market Fund and the Gartmore Morley Capital Accumulation Fund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A and Class D shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B and Class C shares, the payment of the applicable CDSC is applied to the investment result for the period shown; the maximum front-end load is also deducted from Class C shares. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of fund shares. The calculation of taxes assumes the highest individual marginal federal income tax rates currently in effect. The tax rates correspond to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gain distribution rate for short-term capital gain distributions, and long-term capital gain distribution rate for long-term capital gain distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by each class of shares of the Funds, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

     The uniformly calculated average annual total returns for each class of shares for the periods ended April 30, 2003 (and for the period ended June 30, 2003 for the Gartmore Long-Short Equity Plus Fund) were as follows (Average annual total returns for the Funds with Class R shares are included in a separate chart below):


                                  1 YEAR                           5 YEARS              10 YEARS OR
                                                                                        LIFE OF FUND
-----------------------------------------------------------------------------------------------------------
FUND                      CLASS    CLASS        CLASS       CLASS    CLASS    CLASS   CLASS   CLASS   CLASS
                          A(1)      B(1)        C(2)        A(1)     B(1)     C(2)     A(1)    B(1)    C(2)
-----------------------------------------------------------------------------------------------------------

GARTMORE MILLENNIUM . .  -26.39%   -26.25%        -23.91%  -12.74%  -12.92%  -12.17%   2.21%   2.25%   2.54%
GROWTH FUND -
Before Taxes(1)
-----------------------------------------------------------------------------------------------------------
GARTMORE MILLENNIUM . .  -26.39%   -26.25%        -23.91%  -13.89%  -14.10%  -13.33%   0.61%   0.65%   0.94%
GROWTH FUND -
After Taxes on
Distributions(1)
-----------------------------------------------------------------------------------------------------------
GARTMORE MILLENNIUM . .  -17.15%   -17.06%        -15.54%   -9.03%   -9.08%   -8.60%   2.17%   2.28%   2.47%
GROWTH FUND -
After Taxes on
Distributions and Sale
of Shares(2)
-----------------------------------------------------------------------------------------------------------
GARTMORE GROWTH . . . .  -22.81%   -22.62%        -20.35%  -15.18%  -15.40%  -14.67%   0.86%   0.85%   1.16%
FUND -
Before Taxes(1)
-----------------------------------------------------------------------------------------------------------
GARTMORE GROWTH . . . .  -22.81%   -22.62%        -20.35%  -16.69%  -16.95%  -16.20%  -1.11%  -1.13%  -0.81%
FUND -
After Taxes on
Distributions(1)
-----------------------------------------------------------------------------------------------------------
GARTMORE GROWTH
FUND -. . . . . . . . .  -14.83%   -14.71%        -13.23%  -10.21%  -10.24%   -9.81%   1.30%   1.41%   1.60%
After Taxes on
Distributions and Sale
of Shares(1)
-----------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE . .  -18.92%   -18.83%        -10.56%   -5.00%   -4.91%   -3.10%   8.40%   8.59%   7.00%
FUND -
Before Taxes(1)
-----------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE . .  -19.12%   -18.85%        -16.24%   -6.78%   -6.56%   -4.30%   6.18%   6.45%   8.80%
FUND -
After Taxes on
Distributions(1)
-----------------------------------------------------------------------------------------------------------
GARTMORE NATIONWIDE . .  -12.32%   -12.24%        -16.27%   -3.67%   -3.49%   -6.08%   6.63%   6.88%   6.57%
FUND -
After Taxes on
Distributions and
Sale of Shares(1)
-----------------------------------------------------------------------------------------------------------



                         1 YEAR                        5 YEARS                10 YEARS OR
                                                                              LIFE OF FUND
------------------------------------------------------------------------------------------------
FUND                CLASS   INSTITUTIONAL       CLASS      INSTITUTIONAL   CLASS   INSTITUTIONAL
                      D        SERVICE            D           SERVICE        D        SERVICE
                               CLASS(3)                       CLASS(3)                CLASS(3)
------------------------------------------------------------------------------------------------

GARTMORE. . . . .  -25.11%         -25.11%        -12.25%         -12.25%   2.49%           2.49%
MILLENNIUM
GROWTH FUND -
Before Taxes
------------------------------------------------------------------------------------------------
GARTMORE. . . . .  -25.11%         -25.11%        -13.41%         -13.41%   0.89%           0.89%
MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions
------------------------------------------------------------------------------------------------
GARTMORE. . . . .  -16.32%         -16.32%         -8.70%          -8.70%   2.38%           2.38%
MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares
------------------------------------------------------------------------------------------------
GARTMORE GROWTH .  -21.66%         -17.90%        -14.78%         -13.95%   1.09%           1.58%
FUND -
Before Taxes
------------------------------------------------------------------------------------------------
GARTMORE. . . . .  -21.66%         -17.90%        -16.30%         -15.50%  -0.88%          -0.40%
GROWTH FUND -
After Taxes on
Distributions
------------------------------------------------------------------------------------------------
GARTMORE. . . . .  -14.08%         -11.63%         -9.94%          -9.37%   1.48%           1.88%
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares
------------------------------------------------------------------------------------------------
GARTMORE. . . . .  -17.59%         -13.68%         -4.59%          -3.70%   8.64%           9.14%
NATIONWIDE
FUND -
Before Taxes
------------------------------------------------------------------------------------------------
GARTMORE. . . . .  -17.88%         -14.01%         -6.48%          -5.62%   6.35%           6.84%
NATIONWIDE
FUND -
After Taxes on
Distributions
------------------------------------------------------------------------------------------------
GARTMORE
NATIONWIDE. . . .  -11.46%          -8.92%         -3.40%          -2.72%   6.80%           7.24%
FUND -
After Taxes on
Distributions and
Sale of Shares
------------------------------------------------------------------------------------------------

---------------
1 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds, which was achieved prior to the creation of Class A and B shares and which is the same as the performance shown for Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class D shares. The returns have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A and Class B shares would have been lower.
2 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds which was achieved prior to the creation of Class C shares, and which is the same as the performance shown for the Class D shares. In addition, the performance of Class C shares for the period of May 11, 1998 through March 1, 2001, when Class C shares were implemented, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class D shares. The returns have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class C shares would have been lower.
3 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds which was achieved prior to the creation of Institutional Service Class shares, and which is the same as the performance shown for the Class D shares. In addition, the performance of the Institutional Service Class shares for the Gartmore Growth Fund and the Gartmore Nationwide Fund for the period of May 11, 1998 through January 2, 2002, when the Institutional Service Class shares were implemented for these Funds, and the performance of the Institutional Service Class shares for the Gartmore Millennium Growth Fund for the period of May 11, 1998 through April 30, 2003, which is prior to the implementation of the Institutional Service Class shares for this Fund, are based on the performance of each Fund's Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Institutional Service Class shares would have produced because Institutional Service Class shares invest in, or will invest in, the same portfolio of securities as Class D shares, and, for the Gartmore Millennium Growth Fund, have similar expenses. For the Gartmore Growth Fund and the Gartmore Nationwide Fund, these returns do not reflect additional fees applicable to such shares; if these fees were reflected, the annual returns for Institutional Service Class shares would have been lower.


                                     1-YEAR
---------------------------------------------------------------------
FUND                  CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                       A(1)    B(2)    C(2)     D      X(3)    Y(3)
---------------------------------------------------------------------

GARTMORE BOND. . . .   5.48%   5.15%   8.08%   6.06%   5.15%   8.08%
FUND - Before
Taxes1
---------------------------------------------------------------------
GARTMORE BOND. . . .   3.52%   3.31%   6.27%   3.99%   3.31%   6.27%
FUND - After Taxes
on Distributions
---------------------------------------------------------------------
GARTMORE BOND. . . .   3.38%   3.18%   5.09%   3.75%   3.18%   5.09%
FUND - After Taxes
on Distributions and
Sale of Shares
---------------------------------------------------------------------
GARTMORE TAX-FREE. .   2.30%   1.54%   4.64%   2.85%   1.54%   4.64%
INCOME FUND -
Before Taxes
---------------------------------------------------------------------
GARTMORE TAX-FREE. .   2.30%   1.54%   4.64%   2.85%   1.54%   4.64%
INCOME FUND -
After Taxes on
Distributions
---------------------------------------------------------------------
GARTMORE TAX-FREE. .   3.00%   2.37%   4.37%   3.46%   2.37%   4.37%
INCOME FUND -
After Taxes on
Distributions and
Sale of Shares
---------------------------------------------------------------------
GARTMORE . . . . . .   4.81%   4.54%   7.41%   5.30%   4.54%   7.41%
GOVERNMENT
BOND FUND -
Before Taxes
---------------------------------------------------------------------
GARTMORE . . . . . .   2.83%   2.66%   5.55%   3.21%   2.66%   5.55%
GOVERNMENT BOND
FUND - After Taxes
on Distributions
---------------------------------------------------------------------
GARTMORE . . . . . .   3.15%   3.00%   4.86%   3.46%   3.00%   4.86%
GOVERNMENT
BOND FUND -
After Taxes on
Distributions and
Sale of Shares
---------------------------------------------------------------------



                                    5-YEARS
-------------------------------------------------------------
FUND           CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                A(1)    B(2)    C(2)     D      X(3)    Y(3)
-------------------------------------------------------------

GARTMORE. . .   5.20%   5.30%   5.83%   5.51%   5.30%   5.83%
BOND FUND
- Before
Taxes
-------------------------------------------------------------
GARTMORE. . .   2.89%   3.19%   3.60%   3.11%   3.19%   3.60%
BOND FUND
- After
Taxes on
Distributions
-------------------------------------------------------------
GARTMORE. . .   2.97%   3.17%   3.53%   3.17%   3.17%   3.53%
BOND FUND
- After
Taxes on
Distributions
and Sale of
Shares
-------------------------------------------------------------
GARTMORE. . .   4.07%   4.12%   4.60%   4.38%   4.12%   4.60%
TAX-FREE
INCOME
FUND -
Before Taxes
-------------------------------------------------------------
GARTMORE. . .   4.02%   4.07%   4.55%   4.34%   4.07%   4.55%
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions
-------------------------------------------------------------
GARTMORE. . .   4.15%   4.11%   4.55%   4.45%   4.11%   4.55%
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions
and Sale of
Shares
-------------------------------------------------------------
GARTMORE. . .   6.15%   6.23%   6.73%   6.43%   6.23%   6.73%
GOVERNMENT
BOND
FUND -
Before Taxes
-------------------------------------------------------------
GARTMORE. . .   3.83%   4.11%   4.47%   4.01%   4.11%   4.47%
GOVERNMENT
BOND FUND
- After
Taxes on
Distributions
-------------------------------------------------------------
GARTMORE. . .   3.79%   3.98%   4.30%   3.97%   3.98%   4.30%
GOVERNMENT
BOND
FUND -
After Taxes
on
Distributions
and Sale of
Shares
-------------------------------------------------------------



                            10-YEARS OR LIFE OF FUND
-----------------------------------------------------------------------
FUND                      CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                           A(1)    B(2)    C(2)     D      X(3)    Y(3)
-----------------------------------------------------------------------

GARTMORE . . . . . . . .   5.73%   5.93%   6.04%   5.88%   5.93%   6.04%
BOND FUND
- Before
Taxes
-----------------------------------------------------------------------
GARTMORE . . . . . . . .   3.18%   3.50%   3.53%   3.29%   3.50%   3.53%
BOND FUND
- After
Taxes on
Distributions
-----------------------------------------------------------------------
GARTMORE . . . . . . . .   3.25%   3.49%   3.53%   3.35%   3.49%   3.53%
BOND FUND
- After
Taxes on
Distributions
and Sale of
Shares
-----------------------------------------------------------------------
GARTMORE . . . . . . . .   4.73%   4.92%   4.99%   4.88%   4.92%   4.99%
TAX-FREE
INCOME
FUND -
Before Taxes
-----------------------------------------------------------------------
GARTMORE . . . . . . . .   4.68%   4.87%   4.93%   4.83%   4.87%   4.93%
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions
-----------------------------------------------------------------------
GARTMORE . . . . . . . .   4.71%   4.84%   4.92%   4.86%   4.84%   4.92%
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions
and Sale of
Shares
-----------------------------------------------------------------------
GARTMORE . . . . . . . .   6.34%   6.54%   6.63%   6.49%   6.54%   6.63%
GOVERNMENT
BOND
FUND -
Before Taxes
-----------------------------------------------------------------------
GARTMORE . . . . . . . .   3.97%   4.28%   4.29%   4.07%   4.28%   4.29%
GOVERNMENT
BOND FUND
- After
Taxes on
Distributions
-----------------------------------------------------------------------
GARTMORE . . . . . . . .   3.89%   4.14%   4.16%   3.99%   4.14%   4.16%
GOVERNMENT
BOND
FUND -
After Taxes
on
Distributions
and Sale of
Shares
-----------------------------------------------------------------------


---------------
1 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class A shares, and which is the same as the performance shown for Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class A shares would have produced because Class A shares invest in the same portfolio of securities as Class D shares. For Class A shares, these returns have been restated for sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A shares would have been lower.
2 Effective September 1, 2003, existing Class B and Class C shares of the Fund were re-designated as Class X and Class Y shares, respectively, and new Class B and Class C shares were established. The returns for the new Class B and Class C shares through April 30, 2003 are based on the performance of the Fund's Class X and Class Y shares, respectively. (The performance of the Fund's Class X and Class Y shares, through May 11, 1998, is based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class X and Class Y shares (formerly Class B and Class C shares, respectively), and which is the same as the performance for Class D shares. In addition, the performance of Class Y shares for the period of May 11, 1998 through March 1, 2001, is based on the performance of Class D shares.) Excluding the effects of any fee waivers or reimbursements, Class X and Class Y shares' average annual total returns are similar to what Class B and Class C shares would have produced because Class B and Class C shares invest in the same portfolio of securities as Class X and Class Y shares. For Class B and Class C shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B and Class C shares would have been lower.
3 Effective September 1, 2003 Class B and Class C shares of the Fund were re-designated as Class X and Class Y shares, respectively. The returns for the Class X and Class Y shares through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class X and Class Y shares (formerly Class B and Class C shares, respectively), and which is the same as the performance for Class D shares (which are not offered in this Prospectus). In addition, the performance of Class Y shares for the period of May 11, 1998 through March 1, 2001, prior to the creation of Class Y shares, is based on the performance of Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class X and Class Y shares would have produced because Class X and Class Y shares invest in the same portfolio of securities as Class D shares. For Class X and Class Y shares, these returns have been restated for sales charges, but do not reflect the additional fees applicable to such shares.


                                     1 YEAR
-----------------------------------------------------------------------------------------------
FUND                 CLAS     CLASS    CLASS   INSTITUTIONAL   INSTITUTIONAL   SERVICE    LOCAL
                       A        B        C        CLASS          SERVICE       CLASS     FUND
                      (1)      (1)      (2)         (3)           CLASS(1)       (1)
-----------------------------------------------------------------------------------------------
NATIONWIDE S&P 500  -18.67%  -18.72%  -18.72%     -13.59%         -13.72%      -13.89%   -13.62%
INDEX FUND -
Before Taxes
-----------------------------------------------------------------------------------------------
NATIONWIDE S&P 500  -19.04%  -18.87%  -18.87%     -14.07%         -14.11%      -14.24%   -14.08%
INDEX FUND -
After Taxes on
Distributions
-----------------------------------------------------------------------------------------------
NATIONWIDE S&P 500
INDEX FUND -        -12.17%  -12.18%  -12.18%      -8.88%          -8.95%       -9.06%   -8.90%
After Taxes on
Distributions and
Sale of Shares
-----------------------------------------------------------------------------------------------


                                              SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------
FUND                                   CLASS         CLASS   CLASS   INSTITUTIONAL   INSTITUTIONAL   SERVICE   LOCAL
                                         A             B       C         CLASS          SERVICE       CLASS     FUND
                                        (1)           (1)     (2)          (3)           CLASS(1)       (1)
------------------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500. . . . . . .              -4.76%  -4.41%  -4.41%          -3.33%          -3.60%    -3.78%  -3.48%
INDEX FUND -
Before Taxes
------------------------------------------------------------------------------------------------------------------
                                             -5.16%  -4.69%  -4.69%          -3.82%          -4.01%    -4.15%  -3.92%
NATIONWIDE S&P 500 INDEX FUND -
After Taxes on Distributions
------------------------------------------------------------------------------------------------------------------
NATIONWIDE S&P 500
INDEX FUND -. . . . . . . . . .              -3.85%  -3.52%  -3.52%          -2.78%          -2.96%    -3.08%  -2.88%
After Taxes on
Distributions and
 Sale of Shares
------------------------------------------------------------------------------------------------------------------


--------------
1 The Fund's Local Fund shares began operations on July 24, 1998. These returns through December 29, 1999 are based on the performance of the Fund's Local Fund shares, which was achieved prior to the creation of Class A, Class B, Institutional Service Class and Service Class shares. Excluding the effect of any fee waivers or reimbursements, Local Fund shares' average annual total returns are similar to what Class A, Class B, Institutional Service Class and Service Class shares would have produced because Class A, Class B, Institutional Service Class and Service Class shares invest in the same portfolio of securities as Local Fund shares. For Class A and Class B shares, these returns have been restated for the applicable sales charges. For Class A, Class B, Institutional Service Class and Service Class shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A, Class B, Institutional Service Class and Service Class shares would have been lower.
2 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares (which in turn is based on the prior performance of Local Fund shares) which was achieved prior to the creation of Class C shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares will invest in the same portfolio of securities as Class B shares and will have the same expenses after any fee waivers or reimbursements. For Class C shares, these returns have been restated for the applicable sales charges.
3 These returns through December 30, 1999 are based on the performance of the Fund's Local Fund shares, which was achieved prior to the creation of Institutional Class shares, and do not reflect the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, Local Fund shares' average annual total returns are similar to what Institutional Class shares would have produced because Institutional Class shares invest in the same portfolio of securities as Local Fund shares.



                                                     1 YEAR                                SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------------------
FUND                           CLASS         CLASS          CLASS   INSTITUTIONAL   CLASS   CLASS B   CLASS   INSTITUTIONAL
                                 A             B              C        SERVICE        A                 C        SERVICE
                                                             (2)        CLASS                          (2)        CLASS
---------------------------------------------------------------------------------------------------------------------------
GARTMORE LARGE CAP . . . . .  -18.47%       -18.25%        -15.57%    -18.47%      -1.74%    -1.66%  -1.42%          -1.74%
VALUE FUND -
Before Taxes
---------------------------------------------------------------------------------------------------------------------------
GARTMORE LARGE CAP . . . . .  -18.76%       -18.37%        -15.69%    -18.76%      -2.32%    -2.04%  -1.82%          -2.32%
VALUE FUND -
After Taxes on
Distributions
---------------------------------------------------------------------------------------------------------------------------
GARTMORE LARGE CAP . . . . .  -12.03%       -11.87%         -10.13%   -12.03%      -1.56%    -1.40%  -1.21%          -1.56%
VALUE FUND -
After Taxes on
Distributions and Sale
of Shares
---------------------------------------------------------------------------------------------------------------------------
NATIONWIDE SMALL . . . . . .  -25.24%        -25.11%        -22.72    -20.56%       1.21%     1.51%   1.74%           2.72%
CAP FUND -
Before Taxes1
---------------------------------------------------------------------------------------------------------------------------
NATIONWIDE SMALL . . . . . .  -25.24%        -25.11%        -22.72%   -20.56%       0.38%     0.67%   0.92%           1.87%
CAP FUND -
After Taxes on
Distributions1
---------------------------------------------------------------------------------------------------------------------------
NATIONWIDE SMALL . . . . . .  -16.41%        -16.32%        -14.77%   -13.36%       0.61%     0.86%   1.06%           1.83%
CAP FUND -
After Taxes on
Distributions and
Sale of Shares
---------------------------------------------------------------------------------------------------------------------------

---------------
1    The  Funds  commenced  operations  November  2,  1998.
2 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares, which was achieved prior to the creation of the Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.


                                          1 YEAR                                       SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
                        CLASS        CLASS         CLASS   INSTITUTIONAL    CLASS    CLASS    CLASS   INSTITUTIONAL
                          A            B             C        SERVICE         A        B        C        SERVICE
                                                    (4)        CLASS                           (4)        CLASS
-------------------------------------------------------------------------------------------------------------------

GARTMORE VALUE. . . .  -23.38%           -23.30%  -20.83%         -18.59%    3.49%    3.89%    4.40%           5.64%
OPPORTUNITIES FUND -
Before Taxes(1,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE VALUE. . . .  -23.50%           -23.31%  -20.83%         -18.74%    3.18%    3.76%    4.25%           5.30%
OPPORTUNITIES FUND -
After Taxes on
Distributions(1,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE VALUE. . . .  -15.21%           -15.15%  -13.54%         -12.10%    2.71%    3.12%    3.53%           4.45%
OPPORTUNITIES FUND -
After Taxes on
Distributions and
Sale of Shares(1,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE HIGH YIELD .    1.81%             1.22%    4.04%           7.24%   -3.06%   -3.04%   -2.99%          -1.19%
BOND FUND -
Before Taxes(1,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE HIGH YIELD .   -1.60%            -2.07%    0.80%           3.57%   -6.85%   -6.65%   -6.39%          -5.12%
BOND FUND -
After Taxes on
Distributions(1,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE HIGH YIELD .    0.77%             0.40%    2.25%           4.26%   -4.27%   -4.15%   -4.01%          -2.88%
BOND FUND -
After Taxes on
Distributions and
Sale of Shares(1,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE U.S. . . . .   -9.65%            -9.71%   -7.02%          -3.95%  -15.57%  -15.29%  -14.52%         -13.50%
GROWTH LEADERS
FUND -
Before Taxes(2,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE U.S. . . . .   -9.65%            -9.71%   -7.02%          -3.95%  -16.11%  -15.85%  -15.07%         -14.05%
GROWTH LEADERS
FUND -
After Taxes on
Distributions(2,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE U.S. . . . .   -6.28%            -6.31%   -4.56%          -2.56%  -12.23%  -12.02%  -11.45%         -10.69%
GROWTH LEADERS
FUND -
After Taxes on
Distributions and
Sale of Shares(2,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL . . .  -28.91%           -28.75%  -26.64%         -24.32%  -36.37%  -36.17%  -35.59%         -34.70%
TECHNOLOGY AND
COMMUNICATIONS
FUND -
Before Taxes(2,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL . . .  -28.91%           -28.75%  -26.64%         -24.32%  -37.04%  -36.85%  -36.26%         -35.38%
TECHNOLOGY AND
COMMUNICATIONS
FUND -
After Taxes on
Distributions(2,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL . . .  -18.79%           -18.69%  -17.31%         -15.81%  -26.19%  -26.06%  -25.71%         -25.16%
TECHNOLOGY AND
COMMUNICATIONS
FUND -
After Taxes on
Distributions and
Sale of Shares(2,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE EMERGING . .  -21.93%           -21.79%  -19.34%         -16.93%  -13.54%  -13.13%  -12.04%         -11.24%
MARKETS FUND -
Before Taxes(3,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE EMERGING . .  -21.93%           -21.79%  -19.34%         -16.93%  -13.55%  -13.13%  -12.05%         -11.27%
MARKETS FUND -
After Taxes on
Distributions(3,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE EMERGING
MARKETS FUND -. . . .  -14.26%           -14.16%  -12.57%         -11.01%  -10.56%  -10.24%   -9.42%          -8.82%
After Taxes on
Distributions and
Sale of Shares(3,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE. . . . . . .  -25.11%           -24.98%  -22.67%         -20.36%  -23.03%  -22.75%  -21.99%         -21.08%
INTERNATIONAL
GROWTH FUND -
Before Taxes(3,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE. . . . . . .  -25.11%           -24.98%  -22.67%         -20.36%  -23.03%  -22.75%  -21.99%         -21.08%
INTERNATIONAL
GROWTH FUND -
After Taxes on
Distributions(3,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE. . . . . . .  -16.32%           -16.24%  -14.74%         -13.23%  -17.54%  -17.34%  -16.79%         -16.13%
INTERNATIONAL
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares(3,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE WORLDWIDE. .  -24.46%           -24.41%  -21.97%         -19.61%  -23.03%  -22.75%  -21.99%         -21.03%
LEADERS FUND -
Before Taxes(3,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE WORLDWIDE. .  -24.46%           -24.41%  -21.97%         -19.61%  -23.03%  -22.75%  -21.99%         -21.03%
LEADERS FUND -
After Taxes on
Distributions(3,4)
-------------------------------------------------------------------------------------------------------------------
GARTMORE WORLDWIDE
LEADERS FUND -. . . .  -15.90%           -15.87%  -14.28%         -12.75%  -17.54%  -17.34%  -16.79%         -16.09%
After Taxes on
Distributions and
Sale of Shares(3,4)
-------------------------------------------------------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  December  29,  1999.
2    The  Fund  commenced  operations  June  30,  2000.
3    The  Fund  commenced  operations  August  30,  2000.
4 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns for Class C shares have been restated for the applicable sales charges.


                                     1 YEAR                                      SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
                    CLASS        CLASS         CLASS   INSTITUTIONAL   CLASS   CLASS   CLASS   INSTITUTIONAL
                      A            B             C        SERVICE        A       B       C        SERVICE
                                                (1)        CLASS                        (1)        CLASS
------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL .  -15.15%           -15.15%  -12.38%          -9.74%  -7.92%  -7.42%  -6.56%          -5.26%
HEALTH SCIENCES
FUND -
Before Taxes2
------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL .  -15.15%           -15.15%  -12.38%          -9.74%  -7.94%  -7.42%  -6.56%          -5.28%
HEALTH SCIENCES
FUND -
After Taxes on
Distributions2
------------------------------------------------------------------------------------------------------------
GARTMORE GLOBAL .   -9.84%            -9.85%   -8.05%          -6.33%  -6.27%  -5.87%  -5.20%          -4.19%
HEALTH SCIENCES
FUND -
After Taxes on
Distributions and
Sale of Shares2
------------------------------------------------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  August  30,  2000.
2 These returns through September 23, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns for Class C shares have been restated for the applicable sales charges.


                                            1 YEAR                               SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
FUND                 CLASS A        CLASS         CLASS   SERVICE    CLASS    CLASS    CLASS   SERVICE
                                      B            C2      CLASS       A        B       C2      CLASS
-------------------------------------------------------------------------------------------------------

GARTMORE INVESTOR .   -20.31%           -20.07%  -17.56%   -15.46%  -13.79%  -13.54%  -12.97%   -12.11%
DESTINATIONS
AGGRESSIVE FUND -
Before Taxes1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .   -20.73%           -20.29%  -17.78%   -15.85%  -14.08%  -13.69%  -13.12%   -12.40%
DESTINATIONS
AGGRESSIVE FUND -
After Taxes on
Distributions1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .   -13.23%           -13.06%  -11.43%   -10.08%  -10.78%  -10.54%  -10.11%    -9.53%
DESTINATIONS
AGGRESSIVE FUND -
After Taxes on
Distributions and
Sale of Shares1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .   -16.78%           -16.65%  -13.87%   -11.75%  -10.64%  -10.42%   -9.79%    -8.91%
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
Before Taxes1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .   -17.33%           -17.07%  -14.34%   -12.27%  -11.06%  -10.70%  -10.09%    -9.35%
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
After Taxes on
Distributions1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .   -10.95%           -10.86%   -9.06%    -7.68%   -8.48%   -8.25%   -7.78%    -7.17%
DESTINATIONS
MODERATELY
AGGRESSIVE FUND -
After Taxes on
Distributions and
Sale of Shares1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .   -12.38%           -12.24%   -9.59%    -7.18%   -6.67%   -6.40%   -5.84%    -4.83%
DESTINATIONS
MODERATE FUND -
Before Taxes1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .   -13.13%           -12.85%  -10.21%    -7.90%   -7.32%   -6.86%   -6.29%    -5.52%
DESTINATIONS
MODERATE FUND -
After Taxes on
Distributions1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .    -8.11%            -8.01%   -6.29%    -4.73%   -5.55%   -5.26%   -4.82%    -4.14%
DESTINATIONS
MODERATE FUND -
After Taxes on
Distributions and
Sale of Shares1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .    -8.17%            -7.86%   -4.95%    -2.65%   -3.10%   -2.74%   -2.14%    -1.20%
DESTINATIONS
MODERATELY
CONSERVATIVE FUND -
Before Taxes1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .    -9.13%            -8.66%   -5.80%    -3.60%   -4.12%   -3.54%   -2.94%    -2.22%
DESTINATIONS
MODERATELY
CONSERVATIVE FUND -
After Taxes on
Distributions1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .    -5.40%            -5.18%   -3.30%    -1.81%   -2.95%   -2.55%   -2.08%    -1.44%
DESTINATIONS
MODERATELY
CONSERVATIVE FUND -
After Taxes on
Distributions and
Sale of Shares1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .    -4.51%            -4.27%   -1.42%     1.17%    0.11%    0.46%    1.03%     2.04%
DESTINATIONS
CONSERVATIVE FUND -
Before Taxes1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .    -5.65%            -5.25%   -2.44%     0.03%   -1.15%   -0.59%   -0.01%     0.77%
DESTINATIONS
CONSERVATIVE FUND -
After Taxes on
Distributions1
-------------------------------------------------------------------------------------------------------
GARTMORE INVESTOR .    -3.03%            -2.86%   -1.01%     0.66%   -0.53%   -0.15%    0.31%     1.01%
DESTINATIONS
CONSERVATIVE FUND -
After Taxes on
Distributions and
Sale of Shares1
-------------------------------------------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  March  31,  2000.
2 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares which was achieved prior to the creation of the Class C shares. Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after any fee waivers or reimbursements. For Class C shares, these returns have been restated for sales charges.


                                 1 YEAR                                   5 YEARS                           SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------------------
FUND             CLASS    CLASS         CLASS        INSTIT.   CLASS   CLASS   CLASS   INSTIT.   CLASS   CLASS   CLASS   INSTIT.
                  A1        B2            C3          CLASS1     A1      B2      C3     CLASS1     A1      B2      C3     CLASS1
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
SMALL
CAP INDEX. . .  -25.50%   -25.41%           -23.05%   -20.73%  -4.23%  -3.53%  -3.47%    -2.79%   2.20%   2.94%   2.88%     3.48%
FUND -
Before Taxes
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
SMALL
CAP INDEX. . .  -25.70%   -25.45%           -23.10%   -21.05%  -4.42%  -3.68%  -3.62%    -3.05%   2.04%   2.80%   2.75%     3.25%
FUND -
After Taxes on
Distributions
--------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
SMALL
CAP INDEX
FUND -
After Taxes. .  -16.59%   -16.52%           -14.99%   -13.50%  -3.41%  -2.85%  -2.80%    -2.32%   1.71%   2.32%   2.28%     2.72%
 on
Distributions
and
Sale of Shares
--------------------------------------------------------------------------------------------------------------------------------

--------------
1 The Master Small Cap Series (the "Small Cap Series") began operations on April 9, 1997. These returns prior to December 29, 1999 include performance based on the Small Cap Series, which was achieved prior to the creation of the Fund on December 29, 1999. The returns have been restated for the sales charges for Class A shares, but not for fees applicable to Class A and Institutional Class shares of the Fund. Excluding the effects of any fee waivers or reimbursements, the Small Cap Series' average annual total returns are similar to what Class A and Institutional Class shares would have produced because Class A and Institutional Class shares would have invested in the same portfolio of securities as the Small Cap Series. Had the Fund been in existence for the time periods presented, the performance of Class A and Institutional Class shares of the Fund would have been lower as a result of its additional expenses.
2 The returns for the Nationwide Small Cap Index Fund Class B shares through November 29, 2002 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, Class A shares' average annual total returns are similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. For Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.


                                1 YEAR                             5  YEARS                             SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
FUND             CLASS    CLASS         CLASS        INSTIT.   CLASS   CLASS   CLASS   INSTIT.    CLASS   CLASS   CLASS   INSTIT.
                  A1        B2            C3          CLASS1     A1      B2      C3     CLASS1     A1       B2      C3     CLASS1
----------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE . .    3.51%     4.20%             7.08%    10.29%   5.80%   6.56%   6.64%     7.39%  6.75%\    7.63%   7.44%     8.06%
BOND INDEX
FUND -
Before Taxes
----------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE . .    1.89%     2.73%             5.63%     8.41%   4.37%   5.17%   5.28%     5.81%    5.56%   6.49%   6.30%     6.75%
BOND INDEX
FUND -
After Taxes
on
Distributions
----------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE . .    2.15%     2.61%             4.49%     6.54%   3.96%   4.62%   4.70%     5.20%    4.91%   5.68%   5.52%     5.95%
BOND INDEX
FUND -
After Taxes
On
 Distributions
and Sale
of Shares
----------------------------------------------------------------------------------------------------------------------------------


---------------
1 The Master Aggregate Bond Index Series (the "Bond Series") began operations on April 3, 1997. These returns prior to December 29, 1999 include performance based on the Bond Series, which was achieved prior to the creation of the Fund on December 29, 1999. The returns have been restated for the sales charges for Class A shares, but not for fees applicable to Class A and Institutional Class shares of the Fund. Excluding the effects of any fee waivers or reimbursements, the Bond Series' average annual total returns are similar to what Class A and Institutional Class shares would have produced because Class A and Institutional Class shares would have invested in the same portfolio of securities as the Bond Series. Had the Fund been in existence for the time periods presented, the performance of Class A and Institutional Class shares of the Fund would have been lower as a result of its additional expenses.
2 The returns for the Nationwide Bond Index Fund Class B shares through December 12, 2001 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, Class A shares' average annual total returns are similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. For Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.


                                                 1 YEAR                                       SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
FUND                          CLASS        CLASS         CLASS   INSTITUTIONAL   CLASS   CLASS   CLASS   INSTITUTIONAL
                                A            B1           C2         CLASS         A       B1      C2        CLASS
----------------------------------------------------------------------------------------------------------------------
NATIONWIDE                   -22.81%           -22.65%  -20.32%         -17.84%  -1.38%  -0.92%  -0.36%           0.85%
MID CAP MARKET INDEX FUND -
Before Taxes
----------------------------------------------------------------------------------------------------------------------
NATIONWIDE MID CAP. . . . .  -22.94%           -22.67%  -20.34%         -18.09%  -2.11%  -1.57%  -0.99%           0.00%
MARKET INDEX FUND -
After Taxes on
Distributions
----------------------------------------------------------------------------------------------------------------------
NATIONWIDE MID CAP
MARKET INDEX FUND - . . . .  -14.84%           -14.72%  -13.21%         -11.62%  -1.42%  -1.01%  -0.56%           0.30%
After Taxes on
Distributions and
Sale of Shares
----------------------------------------------------------------------------------------------------------------------

-------------------
1 The returns for the Nationwide Mid Cap Market Index Fund Class B shares through May 25, 2001 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, the Nationwide Mid Cap Market Index Fund Class A shares' average annual total returns are similar to what the Fund's Class B shares would have produced because the Nationwide Mid Cap Market Index Fund Class B shares invest in the same portfolio of securities as the Fund's Class A shares. For the Nationwide Mid Cap Market Index Fund Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for the Fund's Class B shares would have been lower.
2 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares (which in turn are based on the prior performance of Class A shares), which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.


                                           1 YEAR                               SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------
FUND                  CLASS        CLASS         CLASS   INSTITUTIONAL    CLASS    CLASS    CLASS   INSTITUTIONAL
                        A            B            C1         CLASS          A        B       C1         CLASS
------------------------------------------------------------------------------------------------------------------
NATIONWIDE. . . . .  -23.05%           -22.73%  -20.37%         -17.93%  -17.78%  -17.65%  -17.16%         -15.96%
INTERNATIONAL INDEX
FUND -
Before Taxes
------------------------------------------------------------------------------------------------------------------
NATIONWIDE
INTERNATIONAL . . .  -23.61%           -23.17%  -20.81%         -18.65%  -18.13%  -17.87%  -17.37%         -16.43%
INDEX FUND -
After Taxes on
Distributions
------------------------------------------------------------------------------------------------------------------
NATIONWIDE
INTERNATIONAL
INDEX FUND -. . . .  -15.01%           -14.79%  -13.26%         -11.69%  -13.63%  -13.49%  -13.14%         -12.37%
After Taxes on
Distributions and
Sale of Shares
------------------------------------------------------------------------------------------------------------------

---------------
1 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.


                           SINCE INCEPTION1
------------------------------------------------------------------------------
FUND                             CLASS         CLASS    CLASS   INSTITUTIONAL
                                   A             B        C     SERVICE CLASS
------------------------------------------------------------------------------
GARTMORE GLOBAL . . . . .             -7.68%   -7.09%   -4.96%          -3.30%
FINANCIAL SERVICES FUND -
Before Taxes1
------------------------------------------------------------------------------
GARTMORE GLOBAL . . . . .             -7.74%   -7.09%   -4.97%          -3.40%
FINANCIAL SERVICES FUND -
After Taxes on
Distributions1
------------------------------------------------------------------------------
GARTMORE GLOBAL . . . . .             -6.16%   -5.66%   -3.97%          -2.69%
FINANCIAL SERVICES FUND -
After Taxes on
Distributions and
Sale of Shares1
------------------------------------------------------------------------------
GARTMORE GLOBAL . . . . .            -20.39%  -19.86%  -18.05%         -16.66%
UTILITIES FUND -
Before Taxes1
------------------------------------------------------------------------------
GARTMORE GLOBAL . . . . .            -20.69%  -20.04%  -18.22%         -17.02%
UTILITIES FUND -
After Taxes on
Distributions1
------------------------------------------------------------------------------
GARTMORE GLOBAL
UTILITIES FUND -. . . . .            -16.32%  -15.84%  -14.41%         -13.41%
After Taxes on
Distributions and
Sale of Shares1
------------------------------------------------------------------------------
GARTMORE NATIONWIDE . . .             -8.83%   -8.26%   -6.11%          -4.57%
LEADERS FUND -
Before Taxes2
------------------------------------------------------------------------------
GARTMORE NATIONWIDE . . .             -8.95%   -8.30%   -6.15%          -4.70%
LEADERS FUND -
After Taxes on
Distributions2
------------------------------------------------------------------------------
GARTMORE NATIONWIDE
LEADERS FUND -. . . . . .             -7.10%   -6.61%   -4.90%          -3.71%
After Taxes on
Distributions and
Sale of Shares2
------------------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  December  18,  2001.
2    The  Fund  commenced  operations  on  December  28,  2001.

                                SINCE INCEPTION
------------------------------------------------------------------------------
FUND                    CLASS       CLASS  CLASS  INSTITUTIONAL  INSTITUTIONAL
                          A           B      C    SERVICE CLASS      CLASS
------------------------------------------------------------------------------
GARTMORE MICRO. .  N/A              N/A    N/A    N/A            N/A
CAP EQUITY
FUND -
Before Taxes1
------------------------------------------------------------------------------
GARTMORE MICRO. .  N/A              N/A    N/A    N/A            N/A
CAP EQUITY
FUND -
After Taxes on
Distributions1
------------------------------------------------------------------------------
GARTMORE MICRO
CAP EQUITY. . . .  N/A              N/A    N/A    N/A            N/A
FUND -
After Taxes on
Distributions and
Sale of Shares1
------------------------------------------------------------------------------
GARTMORE MID. . .  N/A              N/A    N/A    N/A            N/A
CAP GROWTH
FUND -
Before Taxes2
------------------------------------------------------------------------------
GARTMORE MID. . .  N/A              N/A    N/A    N/A            N/A
CAP GROWTH
FUND -
After Taxes on
Distributions2
------------------------------------------------------------------------------
GARTMORE MID
CAP GROWTH. . . .  N/A              N/A    N/A    N/A            N/A
FUND -
After Taxes on
Distributions and
Sale of Shares2
------------------------------------------------------------------------------

---------------
1 No performance information is provided because the Fund did not commence operations until June 27, 2002.
2 No performance information is provided because the Fund did not commence operations until September 30, 2002.


                                     1 YEAR           SINCE INCEPTION1
------------------------------------------------------------------------
FUND                          INSTITUTIONAL CLASS   INSTITUTIONAL CLASS
------------------------------------------------------------------------
NORTHPOINTE SMALL CAP. . . .               -17.12%                 3.81%
VALUE FUND -
Before Taxes
------------------------------------------------------------------------
NORTHPOINTE SMALL CAP. . . .               -17.29%                 2.82%
VALUE FUND -
After Taxes on Distributions
------------------------------------------------------------------------
NORTHPOINTE SMALL CAP. . . .               -11.14%                 2.62%
VALUE FUND -
After Taxes on Distributions
and Sale of Shares
------------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  June  29,  2000.

TOTAL  RETURNS  FOR  CLASS  R  SHARES  SHOWN  BEFORE  TAXES  ONLY.




                                                                    1        5         10 YEAR
                                                                  YEAR     YEAR         OR LIFE
CLASS R                                                                                 OF FUND
------------------------------------------------------------------------  -------  ------------
GARTMORE BOND FUND 1. . . . . . . . . . . . . . . . . . . . . .   11.00%    6.48%         6.37%
GARTMORE GOVERNMENT BOND FUND 1 . . . . . . . . . . . . . . . .   10.25%    7.42%         6.98%
GARTMORE MORLEY ENHANCED INCOME FUND2,3 . . . . . . . . . . . .    2.00%      N/A         3.07%
GARTMORE NATIONWIDE FUND1 . . . . . . . . . . . . . . . . . . .  -13.69%   -3.71%         9.14%
GARTMORE EMERGING MARKETS FUND. . . . . . . . . . . . . . . . .  -17.67%      N/A       -12.13%
GARTMORE GLOBAL FINANCIAL SERVICES FUND . . . . . . . . . . . .   -8.61%      N/A        -4.27%
GARTMORE GLOBAL HEALTH SCIENCES FUND. . . . . . . . . . . . . .  -10.68%      N/A        -6.20%
GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND. . . . . . .  -25.00%      N/A       -35.53%
GARTMORE GLOBAL UTILITIES FUND. . . . . . . . . . . . . . . . .  -10.28%      N/A       -17.45%
GARTMORE GROWTH FUND1 . . . . . . . . . . . . . . . . . . . . .  -17.93%  -13.99%         1.56%
GARTMORE HIGH YIELD BOND FUND . . . . . . . . . . . . . . . . .    6.09%      N/A        -2.39%
GARTMORE INTERNATIONAL GROWTH FUND. . . . . . . . . . . . . . .  -21.04%      N/A       -21.87%
GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND 4,10 . . . . . .  -15.89%      N/A       -12.69%
GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND 4,10.  -12.32%      N/A        -9.55%
GARTMORE INVESTOR DESTINATIONS MODERATE FUND4,10. . . . . . . .   -7.70%      N/A        -5.51%
GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND4,10   -3.12%      N/A        -1.83%
GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND4,10. . . . . .    0.63%      N/A         1.37%
GARTMORE LARGE CAP VALUE FUND4, 5 . . . . . . . . . . . . . . .  -13.97%      N/A        -1.25%
GARTMORE LONG-SHORT EQUITY PLUS FUND. . . . . . . . . . . . . .  -10.01%    6.32%        12.18%
GARTMORE MICRO CAP EQUITY FUND. . . . . . . . . . . . . . . . .      N/A      N/A         2.20%
GARTMORE MID CAP GROWTH FUND 4,6. . . . . . . . . . . . . . . .      N/A      N/A        13.00%
GARTMORE MILLENNIUM GROWTH FUND . . . . . . . . . . . . . . . .  -21.60%  -11.44%         2.96%
GARTMORE NATIONWIDE LEADERS FUND 4,7. . . . . . . . . . . . . .  -15.46%      N/A        -5.42%
GARTMORE U.S. GROWTH LEADERS FUND4,8. . . . . . . . . . . . . .   -4.95%      N/A       -14.41%
GARTMORE VALUE OPPORTUNITIES FUND . . . . . . . . . . . . . . .  -19.27%      N/A         4.70%
GARTMORE WORLDWIDE LEADERS FUND 4,9 . . . . . . . . . . . . . .  -20.43%      N/A       -21.87%
NATIONWIDE BOND INDEX FUND. . . . . . . . . . . . . . . . . . .    9.20%    6.87%         7.63%
NATIONWIDE INTERNATIONAL INDEX FUND . . . . . . . . . . . . . .  -18.72%      N/A       -16.92%
NATIONWIDE MID CAP MARKET INDEX FUND. . . . . . . . . . . . . .  -18.58%      N/A        -0.06%
NATIONWIDE S&P 500 INDEX FUND . . . . . . . . . . . . . . . . .  -14.46%      N/A        -4.03%
NATIONWIDE SMALL CAP FUND . . . . . . . . . . . . . . . . . . .  -21.17%      N/A         1.92%
NATIONWIDE SMALL CAP INDEX FUND . . . . . . . . . . . . . . . .  -21.49%   -3.28%         3.05%


1 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class R shares (October 1, 2003), and which is the same as the performance for Class D shares. In addition, the performance for the period from May 11, 1998 to June 30, 2003 is based on Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class R shares would have produced because Class R shares invest in the same portfolio of securities as Class D shares. For Class R shares, these returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class R shares would have been lower.
2 These returns through June 30, 2003 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Class R shares (October 1, 2003). Excluding the effect of any fee waivers or reimbursements, Class A shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class A shares. For Class R shares, the returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class A shares would have been lower.
3    The  Fund  commenced  operations  on  December  29,  1999.
4 These returns through June 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class R shares (October 1, 2003). The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.
5    The  Fund  commenced  operations  on  November  2,  1998.
6    The  Fund  commenced  operations  on  October  1,  2002.
7    The  Fund  commenced  operations  on  December  28,  2001.
8    The  Fund  commenced  operations  on  June  30,  2000.
9    The  Fund  commenced  operations  on  August  30,  2000.
10   The  Fund  commenced  operations  on  March  31,  2000.
11   The  Fund  commenced  operations  on  December  18,  2001.
12   The  Fund  commenced  operations  on  December  29,  2000.
13   The  Fund  commenced  operations  on  December  29,  1999.
14   The  Fund  commenced  operations  on  June  27,  2002.
15 These returns through June 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of the Class R shares (December 30, 2003). The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.
16 These returns through June 30, 2003 are based on the performance of the Fund's Class D shares, which was achieved prior to the creation of the Class R shares (December 30, 2003). Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class D shares. For Class R shares, the returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class R shares would have been lower.
17 These returns through June 30, 2003 are based on the performance of the Fund's Class B shares (which in turn are based on the prior performance of Class A shares) which was achieved prior to the creation of the Class R shares (December 30, 2003). The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.
18 These returns through June 30, 2003 are based on the performance of the Fund's Class B shares (which in turn are based on the prior performance of Local Fund shares) which was achieved prior to the creation of the Class R shares (December 30, 2003). The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.
19 These returns through June 30, 2003 are based on the performance of the Fund's predecessor Class R shares which was achieved prior to the creation of the new Class R shares (December 30, 2003). The returns have not been adjusted for the lower expenses applicable to the new Class R shares. Excluding the effect of any fee waivers or reimbursements Fund's predecessor Class R shares' average annual total returns are similar to what the new Class R shares would have produced because the new Class R shares will invest in the same portfolio of securities as the Fund's predecessor Class R shares.


                                 1 YEAR                          SINCE INCEPTION1
----------------------------------------------------------------------------------------------------
FUND                CLASS     INSTITUTIONAL    INSTITUTIONAL   CLASS   INSTITUTIONAL   INSTITUTIONAL
                      A          SERVICE           CLASS         A        SERVICE          CLASS
                                  CLASS                                    CLASS
----------------------------------------------------------------------------------------------------
GARTMORE MORLEY .   -1.79%              2.06%           2.32%   1.90%           3.25%           3.49%
ENHANCED INCOME
FUND -
Before Taxes
----------------------------------------------------------------------------------------------------
GARTMORE MORLEY .   -3.21%              0.57%           0.73%   0.01%           1.29%           1.41%
ENHANCED INCOME
FUND -
After Taxes on
Distributions
----------------------------------------------------------------------------------------------------
GARTMORE MORLEY
ENHANCED INCOME .   -1.27%              1.23%           1.39%   0.58%           1.63%           1.77%
FUND -
After Taxes on
Distributions and
Sale of Shares
----------------------------------------------------------------------------------------------------

---------------
1    The  Fund  commenced  operations  December  29,  1999.

     On June 23, 2003, the Montgomery Fund was reorganized with and into the Gartmore Long-Short Equity Plus Fund. The Montgomery Fund is considered the survivor for accounting and performance purposes. The performance shown below reflects the returns for the Montgomery Fund through June 22, 2003, and the Gartmore Long-Short Equity Plus Fund from June 23, 2003 through June 30, 2003. From the Montgomery Fund's inception on December 31, 1997 until January 18, 2003, Montgomery Asset Management, LLC ("MAM") served as its investment adviser. On January 18, 2003, GMF replaced MAM as the investment adviser for the Montgomery Fund. The Gartmore Long-Short Equity Plus Fund is managed in a substantially similar manner as the Montgomery Fund was, and there have been no material changes to the objectives and strategies since April 21, 2003 (the date SSI Investment Management, Inc. became the Fund's subadviser).

     The following table provides the total returns of the Gartmore Long-Short Equity Plus Fund, as of June 30, 2003 (Total Returns for Class R shares are set forth above):


                              1 YEAR                              5 YEARS            SINCE INCEPTION1
--------------------------------------------------------------------------------------------------------
FUND                  CLASS    CLASS          CLASS        CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                       A2        B2             C            A2      B2      C       A2      B2      C
--------------------------------------------------------------------------------------------------------
GARTMORE LONG-SHORT   -5.19%    -5.35%             -2.19%   5.60%   6.45%   5.75%  11.75%  12.69%  10.41%
EQUITY PLUS FUND -
Before Taxes1
--------------------------------------------------------------------------------------------------------
GARTMORE LONG-SHORT   -5.19%    -5.35%             -2.19%   1.85%   2.62%   1.59%   8.14%   9.02%   6.45%
EQUITY PLUS FUND -
After Taxes on
Distributions1
--------------------------------------------------------------------------------------------------------
GARTMORE LONG-SHORT   -3.38%    -3.48%             -1.42%   3.16%   3.88%   3.16%   8.66%   9.48%   7.35%
EQUITY PLUS FUND -
After Taxes on
Distributions and
Sale of Shares1
--------------------------------------------------------------------------------------------------------


                              1 YEAR                            5 YEARS                    SINCE INCEPTION1
-------------------------------------------------------------------------------------------------------------------
FUND               INSTITUTIONAL   INSTITUTIONAL     INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                      SERVICE          CLASS3           SERVICE           CLASS3         SERVICE          CLASS3
                       CLASS3                           CLASS3                            CLASS3
-------------------------------------------------------------------------------------------------------------------
GARTMORE LONG-. .           0.83%           0.83%              6.92%           6.92%          13.02%          13.02%
SHORT EQUITY
PLUS FUND -
Before Taxes
-------------------------------------------------------------------------------------------------------------------
GARTMORE LONG-. .           0.83%           0.83%              3.13%           3.13%           9.36%           9.36%
SHORT EQUITY
PLUS FUND -
After Taxes on
Distributions
-------------------------------------------------------------------------------------------------------------------
GARTMORE LONG-. .           0.54%           0.54%              4.29%           4.29%           9.77%           9.77%
SHORT EQUITY
PLUS FUND -
After Taxes on
Distributions and
Sale of Shares
-------------------------------------------------------------------------------------------------------------------

1 The Fund's predecessor fund, the Montgomery Fund, commenced operations for its Class C shares and Class R shares on December 31, 1997, and commenced operations for its Class A shares and Class B shares on October 31, 2001. As of June 23, 2003, the Gartmore Long-Short Equity Plus Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Montgomery Fund. At that time the Gartmore Long-Short Equity Plus Fund took on the performance of the Montgomery Fund.
2 These returns through October 31, 2001, are based on the performance of the Montgomery Fund's Class R shares which was achieved prior to the creation of Class A and Class B shares. In addition, these returns from November 1, 2001 through June 22, 2003, are based on the performance of the Montgomery Fund's Class A and Class B shares, respectively. Excluding the effects of any fee waivers or reimbursements, Class R shares' average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class R shares and Class R and Class A shares had the same expenses after waivers. For Class A and Class B shares, these returns have been restated for sales charges, but Class B shares do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through June 30, 2003, are based on the performance of the Montgomery Fund's Class R shares through June 22, 2003 and the performance of the Fund's Class A shares from June 23, 2003 to June 30, 2003, both of which were achieved prior to the creation of Institutional Service Class and Institutional Class shares. The returns do not reflect the lower expenses of the Institutional Service Class and Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, the Montgomery Fund's Class R shares' and the Gartmore Long-Short Equity Plus Fund's Class A shares' average annual total returns are similar to what Institutional Service Class and Institutional Class shares would have produced because Institutional Service Class and Institutional Class shares invest in the same portfolio of securities.

Gartmore Money Market Fund and Gartmore Morley Capital Accumulation Fund are shown before taxes only.


                        1 YEAR                             5 YEARS                          10 YEARS
--------------------------------------------------------------------------------------------------------------------
FUND           PRIME   SERVICE   INSTITUTIONAL    PRIME   SERVICE   INSTITUTIONAL    PRIME   SERVICE   INSTITUTIONAL
              SHARES    CLASS1       CLASS1      SHARES    CLASS1       CLASS1      SHARES    CLASS1       CLASS1
--------------------------------------------------------------------------------------------------------------------
GARTMORE . .    1.00%     0.92%           1.10%    3.74%     3.65%           3.77%    4.15%     4.10%           4.16%
MONEY MARKET
FUND
--------------------------------------------------------------------------------------------------------------------

------------------------
1 These returns through May 11, 1998 include performance of the Fund's predecessor fund, which was achieved prior to the creation of the Fund and which is the same as the performance shown for the Prime shares. In addition, the returns for the Service Class and Institutional Class shares include performance of the Prime shares from May 11, 1998 through January 4, 1999 for Service Class shares and through December 13, 2001 for
     Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, Prime shares' average annual total returns are substantially similar to what Service Class and Institutional Class shares would have produced because Service Class and Institutional Class shares invest in the same portfolio of securities as Prime shares. For Service Class shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Service Class shares would have been lower. The Institutional Class share returns do not reflect the lower expenses applicable to such shares.


                                  1 YEAR                                 SINCE INCEPTION1
----------------------------------------------------------------------------------------------------
FUND      CLASS        SERVICE       INSTITUTIONAL    IRA    CLASS  SERVICE   INSTITUTIONAL    IRA
            A2          CLASS            CLASS       CLASS    A2     CLASS        CLASS       CLASS
----------------------------------------------------------------------------------------------------
GARTMORE
MORLEY .    0.63              3.82%           4.19%   3.75%   4.16     4.93%           5.34%   4.91%
CAPITAL
ACCUMUL-
ATION
FUND -
Before
Taxes
----------------------------------------------------------------------------------------------------

-------------------------------
1 The Service Class, IRA Class and Institutional Class commenced operations on February 1, 1999. The Class A shares commenced operations on July 16, 2003.
2 These returns through April 30, 2003 are based on the performance of the IRA Class shares, which was achieved prior to the creation of Class A shares. Excluding the effects of any fee waivers or reimbursements, IRA Class shares' average annual total returns are similar to what Class A shares would have produced because Class A shares will invest in the same portfolio of securities as IRA Class shares. The returns for Class A shares have been restated for sales charges, but do not reflect the additional fees applicable to such shares; if these were reflected, the annual returns for Class A shares would have been lower.

     The Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond Fund, Gartmore Morley Capital Accumulation Fund, Gartmore Morley Enhanced Income Fund and the Gartmore High Yield Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average daily number of shares outstanding during the period that were entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.


                               30-DAY YIELDS FOR THE PERIOD
                                   ENDED APRIL 30, 2003
-----------------------------------------------------------------------------------
FUND                                       CLASS              CLASS   CLASS   CLASS
                                             A                  B       C       D
-----------------------------------------------------------------------------------
GARTMORE TAX-FREE INCOME FUND                          4.25%   3.69%   3.69%   4.56%
-----------------------------------------------------------------------------------
GARTMORE GOVERNMENT BOND FUND
                                                       3.74%   3.27%   3.25%   4.04%
-----------------------------------------------------------------------------------


                               30-DAY YIELDS FOR THE PERIOD
                                   ENDED APRIL 30, 2003
--------------------------------------------------------------------------------------------
FUND                                       CLASS              CLASS   CLASS   INSTITUTIONAL
                                             A                  B       C     SERVICE CLASS
--------------------------------------------------------------------------------------------
GARTMORE HIGH YIELD BOND FUND                          8.65%   7.92%   7.87%           8.88%
--------------------------------------------------------------------------------------------


                         30-DAY YIELDS FOR THE PERIOD
                             ENDED APRIL 30, 2003
------------------------------------------------------------------------------
FUND                                SERVICE             INSTITUTIONAL    IRA
                                     CLASS                  CLASS       CLASS
------------------------------------------------------------------------------
GARTMORE MORLEY CAPITAL                          3.01%           3.38%   2.94%
ACCUMULATION FUND
------------------------------------------------------------------------------


                          30-DAY YIELDS FOR THE PERIOD
                              ENDED APRIL 30, 2003
--------------------------------------------------------------------------------------
FUND                                  CLASS              INSTITUTIONAL   INSTITUTIONAL
                                        A                SERVICE CLASS       CLASS
--------------------------------------------------------------------------------------
GARTMORE MORLEY ENHANCED                          3.51%           3.56%           3.83%
INCOME FUND
--------------------------------------------------------------------------------------


     The Gartmore Tax-Free Income Fund may also advertise a tax equivalent yield computed by dividing that portion of the uniformly calculated yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Assuming a tax rate of 39.1%, the tax equivalent yields for the Gartmore Tax-Free Income Fund for the 30-day period ended April 30, 2003 were 6.54% for Class A shares, 5.68% for Class B shares, 5.68% for Class C shares, and 7.02% for Class D shares.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

NONSTANDARD  RETURNS

     The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

     Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS  AND  RATINGS  IN  FINANCIAL  PUBLICATIONS

     The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as The Wall Street Journal, Barron's, Investor's Business Daily, Standard & Poor's Outlook and, Columbus Dispatch. The rankings may or may not include the effects of sales charges.

                             ADDITIONAL INFORMATION

DESCRIPTION  OF  SHARES

     The Trust presently offers the following 42 series of shares of beneficial interest, without par value and with the various classes listed:


FUND                                                 SHARE CLASS
--------------------------------------------------------------------------------------------------------------------
Gartmore Asia Pacific Leaders Fund. . . . . . . . .  Class A, Class B, Class C, Institutional Service Class
Gartmore Bond Fund. . . . . . . . . . . . . . . . .  Class A, Class B, Class C, Class D, Class R, Class X, Class Y

Gartmore Convertible Fund . . . . . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional
                                                     Service Class, Institutional Class

Gartmore Emerging Markets Fund                       Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore European Leaders Fund. . . . . . . . . . .  Class A, Class B, Class C, Institutional Service Class
Gartmore Global Financial Services Fund . . . . . .  Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore Global Health Sciences Fund. . . . . . . .  Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore Global Small Companies Fund. . . . . . . .  Class A, Class B, Institutional Service Class
Gartmore Global Technology and. . . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional Service Class
Communications Fund
Gartmore Global Utilities Fund. . . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore Government Bond Fund . . . . . . . . . . .  Class A, Class B, Class C, Class D, Class R,
                                                     Class X, Class Y
Gartmore Growth Fund. . . . . . . . . . . . . . . .  Class A, Class B, Class C, Class D, Class R,
                                                     Institutional Service Class
Gartmore High Yield Bond Fund . . . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore International Growth Fund. . . . . . . . .  Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore Investor Destinations Aggressive Fund. . .  Class A, Class B, Class C, Class R, Service Class
Gartmore Investor Destinations. . . . . . . . . . .  Class A, Class B, Class C, Class R,
Moderately Aggressive Fund. . . . . . . . . . . . .  Service Class
Gartmore Investor Destinations Moderate Fund. . . .  Class A, Class B, Class C, Class R, Service Class
Gartmore Investor Destinations
   Moderately Conservative Fund                      Class A, Class B, Class C, Class R, Service Class
Gartmore Investor Destinations Conservative Fund. .  Class A, Class B, Class C, Class R, Service Class
Gartmore Large Cap Value Fund . . . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional
                                                     Service Class
Gartmore Long-Short Equity Plus Fund. . . . . . . .  Class A, Class B, Class C, Class R, Institutional Service
                                                     Class, Institutional Class
Gartmore Micro Cap Equity Fund. . . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional Service
                                                     Class, Institutional Class
Gartmore Mid Cap Growth Fund. . . . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional Service
                                                     Class, Institutional Class
Gartmore Millennium Growth Fund . . . . . . . . . .  Class A, Class B, Class C, Class D, Class R, Institutional
                                                     Service Class
Gartmore Money Market Fund. . . . . . . . . . . . .  Service Class, Prime Shares, Class C,
                                                     Institutional Class
Gartmore Morley Capital Accumulation Fund . . . . .  Class A, Service Class, Institutional Class, IRA Class
                                                     Class A, Class R, Institutional Class, Institutional
Gartmore Morley Enhanced Income Fund. . . . . . . .  Service Class
Gartmore Nationwide Fund. . . . . . . . . . . . . .  Class A, Class B, Class C, Class D, Class R,
                                                     Institutional Service Class
Gartmore Nationwide Leaders Fund. . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional
                                                     Service Class
Gartmore OTC Fund . . . . . . . . . . . . . . . . .  Class A, Class B, Class C, Institutional Class,
                                                     Institutional Service Class
Gartmore Tax-Free Income Fund . . . . . . . . . . .  Class A, Class B, Class C, Class D, Class R, Class X, Class Y
Gartmore Nationwide Principal Protected Fund. . . .  Class A, Class B, Class C
Gartmore U.S. Growth Leaders Fund . . . . . . . . .  Class A, Class B, Class C, Class R, Class R, Institutional Service Class
Gartmore Value Opportunities Fund . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore Worldwide Leaders Fund . . . . . . . . . .  Class A, Class B, Class C, Class R, Class R, Institutional Service Class
Nationwide Bond Index Fund. . . . . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional Class
Nationwide International Index Fund . . . . . . . .  Class A, Class B, Class C, Class R, Institutional Class
Nationwide Mid Cap Market Index Fund. . . . . . . .  Class A, Class B, Class C, Class R, Institutional Class
Nationwide S&P 500 Index Fund . . . . . . . . . . .  Class A, Class B, Class C, Class R, Service Class, Institutional Service
                                                     Class, Local Fund Shares, Institutional Class
Nationwide Small Cap Fund . . . . . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional Service Class
Nationwide Small Cap Index Fund . . . . . . . . . .  Class A, Class B, Class C, Class R, Institutional Class
NorthPointe Small Cap Value Fund. . . . . . . . . .  Institutional Class



     You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

     Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL  GENERAL  TAX  INFORMATION  FOR  ALL  FUNDS

     THE INFORMATION DISCUSSED IN THIS SECTION APPLIES GENERALLY TO ALL OF THE FUNDS, BUT IS SUPPLEMENTED OR MODIFIED IN ADDITIONAL SEPARATE SECTIONS THAT ARE PROVIDED BELOW FOR GARTMORE TAX-FREE INCOME FUND, GARTMORE MONEY MARKET FUND AND INVESTOR DESTINATIONS FUNDS.

BUYING  A  DIVIDEND

     If you invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

MULTI-CLASS  FUNDS

     Funds with multiple classes of shares calculate dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) a Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends (described below) eligible to be taxed at reduced rates.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain (excess of net long-term capital gain over net short-term capital loss) realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INVESTMENTS  IN  FOREIGN  SECURITIES

The next three paragraphs describe tax considerations that are applicable to Funds that invest in foreign securities.

     Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Pass-through of foreign tax credits. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% of a Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

     The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes by paid by a Fund) will be reduced if you receive from a Fund qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

     PFIC securities. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security would cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will NOT qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.

INFORMATION  ON  THE  AMOUNT  AND  TAX  CHARACTER  OF  DISTRIBUTIONS

     Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, as qualified dividends or as capital gains, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

ELECTION  TO  BE  TAXED  AS  A  REGULATED  INVESTMENT  COMPANY

     Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trust's Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

EXCISE  TAX  DISTRIBUTION  REQUIREMENTS

     To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

SALES  OF  FUND  SHARES

     Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, whether you receive cash or exchange them for shares of a different Gartmore Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned  your  shares.
     Sales at a loss within six months of purchase. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

     Deferral of basis. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:
- In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
- You sell some or all of your original shares within 90 days of their purchase, and
- You reinvest the sales proceeds in the Fund or in another Gartmore Fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN:
In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

     Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S.  GOVERNMENT  SECURITIES

     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED  DIVIDEND  INCOME  FOR  INDIVIDUALS

     For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund from the following sources of income:
-    dividends  paid  by  domestic  corporations,
-    dividends  paid  by  qualified  foreign  corporations,  including:
     -    corporations  incorporated  in  a  possession  of  the  U.S.,
     - corporations eligible for income tax treaty benefits with the U.S. under treaties determined by the Treasury Department to be qualified, and
     -    corporations  whose  stock  is traded on domestic securities exchange.

     If a Fund's income is derived primarily from interest rather than dividends as in the case of the fixed income Funds, generally none of its distributions are expected to be qualified dividend income eligible for taxation at reduced rates. If 95% or more of a Fund's income is from qualified sources, the Fund will be allowed to designate 100% of the Fund's distributions as qualified dividend income. These reduced rates of taxation for qualified dividends are scheduled to expire for taxable years beginning after December 31, 2008, unless extended or made permanent before that date.

     The amount of a Fund's ordinary dividend distribution that is eligible for this favored tax treatment will be reported by the Fund in its year-end tax notices to shareholders.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

INVESTMENT  IN  COMPLEX  SECURITIES

     A Fund may invest in complex securities (e.g., futures, options, forward currency contracts, short-sales, PFICs, etc.) that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

NON-U.S.  INVESTORS

     Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in a Fund.

BACKUP  WITHHOLDING

     By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% of any distributions or proceeds paid.

ADDITIONAL  TAX  INFORMATION  WITH  RESPECT  TO  GARTMORE  TAX-FREE  INCOME FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Gartmore Tax-Free Income Fund, except as noted in this section.

EXEMPT-INTEREST  DIVIDENDS

     By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

DIVIDENDS  FROM  TAXABLE  INCOME

     The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS AND GAIN OR LOSS ON SALE OR EXCHANGE OF YOUR FUND SHARES

     The Fund may realize a capital gain or loss on sale of portfolio securities. Distributions of capital gains are taxable to you. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.

     When you sell your shares in the Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale.

INFORMATION  ON  THE  AMOUNT  AND  TAX  CHARACTER  OF  DISTRIBUTIONS

     The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, as tax-exempt or as tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned by the Fund during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

REDEMPTION  AT  A  LOSS  WITHIN  SIX  MONTHS  OF  PURCHASE

     Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

QUALIFIED  DIVIDEND  INCOME  FOR  INDIVIDUALS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.


DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ALTERNATIVE  MINIMUM  TAX

     Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax adviser before buying shares of the Fund.

TREATMENT  OF  INTEREST  ON  DEBT  INCURRED  TO  HOLD  FUND  SHARES

     Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

LOSS  OF  STATUS  OF  SECURITIES  AS  TAX-EXEMPT

     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

ADDITIONAL  TAX  INFORMATION  WITH  RESPECT  TO  GARTMORE  MONEY  MARKET  FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Gartmore Money Market Fund, except as noted in this section.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     The Fund typically declares dividends from its daily net income each day that its net asset value is calculated, and pays such dividends monthly. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     The Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. If you are a taxable investor, distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Fund is a money market fund, it is not expected to realize any long-term capital gain.

MAINTAINING  A  $1  SHARE  PRICE

     Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions, including withholding dividends, to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

REDEMPTION  OF  FUND  SHARES

     Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale.

QUALIFIED  DIVIDEND  INCOME  FOR  INDIVIDUALS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ADDITIONAL  INFORMATION  FOR  THE  INVESTOR  DESTINATIONS  FUNDS

     Each of the Investor Destinations Funds invests in one or more Underlying Funds. The tax consequences of an investment in an Investor Destinations Fund are generally the same as the consequences of investment in a non-Investor Destinations Fund, except as noted below.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     An Investor Destinations Fund's income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Investor Destinations Fund. Any distributions by an Investor Destinations Fund from such income (other than qualified dividend income) will be taxable to you as ordinary income, whether you receive them in cash or additional shares. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to an Investor Destinations Fund as capital gain distributions. An Investor Destinations Fund may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in an Investor Destinations Fund. Capital gain will be distributed by an Investor Destinations Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Investor Destinations Fund.

EFFECT  OF  FOREIGN  INVESTMENTS  ON  DISTRIBUTIONS

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Investor Destinations Fund as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Investor Destinations Fund. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Investor Destinations Fund. A return of capital generally is not taxable to an Investor Destinations Fund, but reduces the Investor Destinations Fund's tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Investor Destinations Fund's tax basis is taxable to the Investor Destinations Fund as a capital gain.

     Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you.

U.S.  GOVERNMENT  SECURITIES

     The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by an Investor Destinations Fund. Dividends paid by an Investor Destinations Fund may not be exempt from state and local taxes in certain states when the Investor Destinations Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund.

                               MAJOR SHAREHOLDERS

     As of December 15, 2003, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

     As of December 15, 2003, the following shareholders held five percent or greater of the shares of a class of a Fund:



                                          PERCENT OF THE
                                           CLASS TOTAL
                                          ASSETS HELD BY
FUND/CLASS                                NO. OF SHARES    THE SHAREHOLDER
GARTMORE BOND FUND CLASS A
NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        247886.963            24.32%

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O IPO  PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        196537.928            19.28%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        111429.261            10.93%

GARTMORE BOND FUND CLASS D
NATIONWIDE LIFE INSURANCE CO
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       4907172.134            38.27%

GARTMORE BOND FUND CLASS X
BEATRICE BERGER
670 APPLE ST
RED HILL  PA  180761355 . . . . . . . .         24212.674             6.38%

GARTMORE BOND FUND CLASS Y
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805. . . . . . . . . . .          4184.925            15.72%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .          4094.033            15.38%

DAVID F RICHMOND
GLENNA M RICHMOND
114 OLD GRANDVIEW RD
BEAVER  WV  25813 . . . . . . . . . . .          3924.938            14.75%

RAYMOND JAMES   ASSOC INC
FBO WHITE CE TR
880 CARILLON PKWY
ST PETERSBURG  FL  33716. . . . . . . .           2327.75             8.75%

DONNA J GARST
718 WARREN AVE
BELPRE  OH  45714 . . . . . . . . . . .          1686.068             6.34%

GARTMORE EMERGING MARKETS FUND CLASS A
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        426945.677            57.90%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .        166904.046            22.63%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         37044.207             5.02%

GARTMORE EMERGING MARKETS
   FUND CLASS B
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .         166776.43            82.85%

GARTMORE EMERGING MARKETS
   FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         133722.09            97.18%

GARTMORE EMERGING MARKETS
    FUND INST SRV CLASS
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .         167072.74           100.00%

GARTMORE GLOBAL FINANCIAL SERVICES
   FUND INST SRV CLASS
NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .         75251.083           100.00%

GARTMORE GLOBAL FINANCIAL SERVICES
   FUND CLASS A
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .         75192.189            56.30%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         27067.245            20.27%

W.G. JURGENSEN
ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS  OH  43215 . . . . . . . . . .         25423.729            19.04%

GARTMORE GLOBAL FINANCIAL SERVICES
   FUND CLASS B
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .         75019.832            96.60%

GARTMORE GLOBAL FINANCIAL SERVICES
   FUND CLASS C
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .         75019.832            99.39%

GARTMORE GLOBAL HEALTH SCIENCES
   FUND CLASS A
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        172014.356            45.49%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .         83414.562            22.06%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .          34704.72             9.18%

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .         24685.795             6.53%

LPL FINANCIAL SERVICES
A C 1225-1798
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968. . . . . . . .         18976.105             5.02%

GARTMORE GLOBAL HEALTH SCIENCES
   FUND CLASS B
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .         83333.333            93.64%

GARTMORE GLOBAL HEALTH SCIENCES
   FUND CLASS C
AG EDWARDS & SONS INC FBO
BYRON S DELMAN TTEE
ONE NORTH JEFFERSON
SAINT LOUIS  MO  631032287. . . . . . .          6501.768            45.89%


FIRST CLEARING  LLC
A C 5722-9333
25 PROSPECT STREET
FCC AS CUSTODIAN
MALDEN  MA  021488306 . . . . . . . . .          4873.563            34.40%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .          2501.887            17.66%

GARTMORE GLOBAL HEALTH SCIENCES
   INST SRV CLASS
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . .        282112.342            77.15%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .         83467.781            22.83%

GARTMORE GLOBAL TECHNOLOGY &
   COMMUNICATIONS FUND CLASS A
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        286764.192            33.49%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436 . . . . . .        179941.703            21.01%

GARTMORE GLOBAL TECHNOLOGY &
   COMMUNICATIONS FUND CLASS B
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436 . . . . . .        180008.748            56.71%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .         17110.224             5.39%

GARTMORE GLOBAL TECHNOLOGY &
   COMMUNICATIONS FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .          9280.339            55.51%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805. . . . . . . . . . .          1890.278            11.31%

STEPHENS INC  FBO
39354905
111 CENTER STREET
LITTLE ROCK  AR  72201. . . . . . . . .          1587.302             9.49%

GARTMORE GLOBAL TECHNOLOGY &
   COMMUNICATION FUND INST SRV CLASS
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . .       1074245.778            85.65%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436 . . . . . .        179941.595            14.35%

GARTMORE GLOBAL UTILITIES FUND
    INST SRV CLASS
NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .          76302.25           100.00%

GARTMORE GLOBAL UTILITIES
   FUND CLASS A
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .         76084.533            86.69%

FIRST CLEARING LLC
A/C 4742-6880
770 S VERMONT AVENUE
LOS ANGELES  CA  900051520. . . . . . .          8924.418            10.17%

GARTMORE GLOBAL UTILITIES
   FUND CLASS B
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .         75573.167            98.20%

GARTMORE GLOBAL UTILITIES FUND
   CLASS C
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .         75572.408            99.75%

GARTMORE GOVERNMENT BOND FUND
   CLASS A
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN  PA  19428 . . . . . . . .       3183588.013            60.82%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       1373737.786            26.24%

GARTMORE GOVERNMENT BOND FUND
   CLASS D
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       8616324.999            61.63%

GARTMORE GOVERNMENT BOND FUND
   CLASS Y
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         92710.881            51.52%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN  GA  30047. . . . . . . . . . .         17417.114             9.68%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN  GA  30047. . . . . . . . . . .           17385.8             9.66%

GARTMORE GROWTH FUND INST
   SRV CLASS
NATIONWIDE LIFE INSURANCE CO
QPVA- EISP
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .      12497512.587           100.00%

GARTMORE GROWTH FUND CLASS A
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        213040.563            19.21%

GARTMORE GROWTH FUND CLASS C
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805. . . . . . . . . . .          7473.617            32.52%

A G EDWARDS SONS INC FBO
SALLY A JUEL
ONE NORTH JEFFERSON
ST LOUIS  MO  631032287 . . . . . . . .          2617.801            11.39%

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE  OH  43082. . . . . . . . .          1861.747             8.10%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .          1542.752             6.71%
GARTMORE GROWTH FUND CLASS D
NATIONWIDE LIFE INSURANCE CO
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        2934374.22             7.54%

GARTMORE HIGH YIELD BOND FUND
   INST SRV CLASS
NATIONWIDE LIFE INSURANCE CO
INVESTMENT ACCOUNTING
NATIONWIDE PLAZA 1 32ND FLOOR
ATTN PAM SMITH
COLUMBUS  OH  43218 . . . . . . . . . .      15520595.824           100.00%

GARTMORE HIGH YIELD BOND FUND CLASS A
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        358930.719            38.31%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY
101 MONTGOMERY ST
ATTN  MUTUAL FUNDS
SAN FRANCISCO  CA  941044122. . . . . .        158379.744            16.91%

WILLIAM R WEBER
665 HOPKINS RD
WILIAMSVILLE  NY  142212435 . . . . . .         80153.601             8.56%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         67146.625             7.17%

GARTMORE HIGH YIELD BOND FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .             58278            48.57%

FIRST CLEARING CORPORATION
A C 8706-6018
713 E 11TH ST
SAND SPRINGS  OK  740638928 . . . . . .          16103.06            13.42%

MICHAEL JAMES OKAL
9 CLOVERSIDE DR
LANCASTER  NY  140862907. . . . . . . .          8141.405             6.78%

A G EDWARDS   SONS INC FBO
MARRIANNE B MARTIN TTEE
ONE NORTH JEFFERSON
A C 0829-006529
ST LOUIS  MO  631032287 . . . . . . . .          7421.818             6.19%
GARTMORE HIGH YIELD BOND FUND
    CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        376775.977            80.16%

A G EDWARDS SONS INC FBO
IVORYTON CONGREGATIONAL
ONE NORTH JEFFERSON
A C 0234-216937
ST LOUIS  MO  631032287 . . . . . . . .         49586.645            10.55%

GARTMORE INTERNATIONAL GROWTH
   FUND CLASS A
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .          333333.3            87.93%

GARTMORE INTERNATIONAL GROWTH
   FUND CLASS B
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .          333333.3            94.56%

GARTMORE INTERNATIONAL GROWTH
   FUND CLASS C
GRACE A DIPPEL
12601 ENCINO DR
MANCHACA  TX  78652 . . . . . . . . . .          1045.718            43.15%

TOD J SAMUELS
13202 TURKEY ROOST DR
MANCHACA  TX  786523068 . . . . . . . .           496.157            20.48%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .           337.826            13.94%

SHARON L SHIRES
7255 SCARLET OAK DR
ROANOKE  VA  24019. . . . . . . . . . .           261.086            10.77%

SANDRA S REYES
JOSE A REYES
PO BOX 17081
AUSTIN  TX  78760 . . . . . . . . . . .           151.976             6.27%

MICHAEL L DICHAZI JR
JENNIFER L DICHAZI
138 TERA MANOR
WINTERSVILLE  OH  43953 . . . . . . . .           127.226             5.25%


GARTMORE INTERNATIONAL GROWTH
   FUND INST SRV CLASS
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .          333333.4           100.00%

GARTMORE INTERNATIONAL SMALL CAP
   GROWTH FUND CLASS A
GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .            125000            52.60%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .         91988.146            38.71%

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .         18752.905             7.89%

GARTMORE INTERNATIONAL SMALL CAP
   GROWTH FUND CLASS B
GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .            125000            97.84%

GARTMORE INTERNATIONAL SMALL CAP
   GROWTH FUND CLASS C
DENNIS PFEFFENBERGER
NICHOLAS L PFEFFENBERGER
1113 NEIL AVE
SAINT MARYS  OH  45885. . . . . . . . .           195.442            46.88%

DENNIS PFEFFENBERGER
AARON M PFEFFENBERGER
1113 NEIL AVE
SAINT MARYS  OH  45885. . . . . . . . .           175.835            42.18%

DEBBIE DUGGER
11005 RIVER PLANTATION DR
AUSTIN  TX  78747 . . . . . . . . . . .            42.945            10.30%

GARTMORE INTERNATIONAL SMALL CAP
   GROWTH FUND INST CLASS
GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .            125000           100.00%

GARTMORE INTERNATIONAL SMALL CAP
   GROWTH FUND INST SRV CLASS
GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .            125000           100.00%

GARTMORE INV DEST AGGRESSIVE
   FUND CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        299993.562            42.60%

NFSC FEBO    AEL-154458
NFS FMTC ROLLOVER IRA
1241 EMERSON
WICHITA  KS  67212. . . . . . . . . . .         80339.453            11.41%

A G EDWARDS   SONS INC C F
MELISSA STORTZ ARGO
2487 CLAYBORN DRIVE
CHESTERFIELD  MO  630177875 . . . . . .         71945.627            10.22%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .         42780.898             6.07%

GARTMORE INV DEST AGGRESSIVE
   FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .          85088.78            31.28%

PERSHING LLC
P O BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .         30038.429            11.04%

FIRST CLEARING  LLC
A C 3626-7375
177 APPLEWOOD AVE
FCC AS CUSTODIAN
FARMINGTON  AR  727308642 . . . . . . .         27089.174             9.96%

RAYMOND JAMES   ASSOC INC
FBO BARREIRA IRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716. . . . . . . .         15839.993             5.82%

GARTMORE INV DEST AGGRESSIVE
    FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        984219.156            69.85%

A G EDWARDS   SONS
CUSTODIAN FOR
35 SCHOOL HOUSE ROAD
ROTH IRA ACCOUNT
OLD SAYBROOK  CT  064754034 . . . . . .        192344.154            13.65%

GARTMORE INV DEST AGGRESSIVE
   FUND SRV CLASS
NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       8886045.347            49.21%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       8250231.125            45.69%

GARTMORE INV DEST CONSERVATIVE
    FUND CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         48716.115            24.92%

DELMAS P WOOD JR REVOCABLE TRUST
DELMAS P WOOD TRUSTEE
17515 DR BIRD RD
SANDY SPRING  MD  208601212 . . . . . .         13577.532             6.94%

GARTMORE INV DEST CONSERVATIVE
   FUND CLASS B
PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .         55543.556            31.44%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         46820.317            26.50%

A G EDWARDS   SONS
CUSTODIAN FOR
38101 GRANTLAND STREET
ROLLOVER IRA ACCOUNT
LIVONIA  MI  481505026. . . . . . . . .         10644.288             6.03%

GARTMORE INV DEST CONSERVATIVE
    FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        193463.339            43.40%

A G EDWARDS   SONS INC C F
JAMES J MCMAHON
560 MILL ROAD
TUCKAHOE  NJ  082703311 . . . . . . . .         30957.967             6.94%

WEDBUSH MORGAN SECURITIES
A C 6713-8943
1000 WILSHIRE BLVD
LOS ANGELES  CA  90017. . . . . . . . .         28639.594             6.42%


GARTMORE INV DEST CONSERVATIVE
   FUND SRV CLASS
NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       4039315.497            63.16%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       1902463.536            29.75%

BANK ONE TRUST
PO BOX 160
A/C 6800103525
WESTERVILLE  OH  430860160. . . . . . .        434067.271             6.79%

GARTMORE INV DEST MOD AGGRESSIVE
   FUND CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        731900.723            46.39%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .        115106.436             7.30%

A G EDWARDS   SONS INC C F
LEE GRATTON STEELGRAVE
HC 69 BOX 599
BOLES  AR  729269520. . . . . . . . . .         83522.384             5.29%

GARTMORE INV DEST MOD AGGRESSIVE
   FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        329100.825            37.35%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .        128039.271            14.53%

FIRST CLEARING  LLC
A C 8389-6515
8531 W 61ST
FCC AS CUSTODIAN
TULSA  OK  741317303. . . . . . . . . .         88676.048            10.06%

A G EDWARDS   SONS
CUSTODIAN FOR
47 EDWARD DRIVE
IRA ACCOUNT
PEMBROKE  MA  023593261 . . . . . . . .         78594.531             8.92%
GARTMORE INV DEST MOD AGGRESSIVE
   FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .       2253080.468            66.16%

A G EDWARDS   SONS INC FBO
CHARLES M SPITZER
ONE NORTH JEFFERSON
A C 0583-189661
ST LOUIS  MO  631032287 . . . . . . . .         397176.51            11.66%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .        248730.742             7.30%

GARTMORE INV DEST MOD AGGRESSIVE
   FUND SRV CLASS
NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .      13719842.972            48.44%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .      13125180.059            46.34%

GARTMORE INV DEST MOD CONSERVATIVE
   FUND CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        247971.762            34.78%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .        116393.766            16.32%

PATRICIA G MCGEE
1705 WAXHAW-MARVIN RD
WAXHAW  NC  28173 . . . . . . . . . . .         85973.001            12.06%

LPL FINANCIAL SERVICES
A C 2868-5713
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968. . . . . . . .         56565.269             7.93%

GARTMORE INV DEST MOD CONSERVATIVE
   FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        114704.491            39.88%



AG EDWARDS & SONS
C/F JAMES H MCCARTHY
177 SANDWICH ST
PLYMOUTH  MA  023602423 . . . . . . . .         28513.214             9.91%

FIRST CLEARING CORPORATION
A C 7665-1216
2524 HOMESTEAD
FCC AS CUSTODIAN
ENID  OK  737031647 . . . . . . . . . .         21439.787             7.45%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .         18100.599             6.29%

GARTMORE INV DEST MOD CONSERVATIVE
   FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        570016.701            53.56%

A G EDWARDS   SONS
CUSTODIAN FOR
9510A ROYALE DRIVE
IRA ACCOUNT
FT MYERS  FL  339055307 . . . . . . . .         90212.199             8.48%

WACHOVIA SECURITIES LLC FBO
MR F ALFRED FLEISCHUT
4009 BEECH ST
WILMINGTON  DE  198085701 . . . . . . .         80100.043             7.53%

WEDBUSH MORGAN SECURITIES
A C 4584-2842
1000 WILSHIRE BLVD
LOS ANGELES  CA  90017. . . . . . . . .         62719.492             5.89%

GARTMORE INV DEST MOD CONSERVATIVE
   FUND SRV CLASS
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       5037920.054            56.42%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       3254893.296            36.45%

BANK ONE TRUST
PO BOX 160
A/C 6800103524
WESTERVILLE  OH  430860160. . . . . . .        599274.648             6.71%



GARTMORE INV DEST MODERATE
   FUND CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        553134.974            35.95%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .        221856.723            14.42%

A G EDWARDS   SONS
CUSTODIAN FOR
3669 MELANIE LANE
ROLLOVER IRA ACCOUNT
CRETE  IL  60417. . . . . . . . . . . .        103208.972             6.71%

GARTMORE INV DEST MODERATE
   FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        388008.964            47.33%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .         95189.914            11.61%

LPL FINANCIAL SERVICES
A C 6352-6311
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968. . . . . . . .         58565.795             7.14%

A G EDWARDS   SONS
CUSTODIAN FOR
50 SMITH LANE
IRA ACCOUNT
KINGSTON  MA  023642263 . . . . . . . .           41983.7             5.12%

GARTMORE INV DEST MODERATE
   FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .       2387013.564            69.23%

A G EDWARDS   SONS INC C F
SHARON L BAKKER
8155 BROOKSIDE GLEN DR
TINLEY PARK  IL  604777190. . . . . . .        302690.229             8.78%

PERSHING LLC
P O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .        183268.628             5.32%


GARTMORE INV DEST MODERATE FUND
   SRV CLASS
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .      12308123.953            41.75%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .      10558595.273            35.82%

BANK ONE TRUST
PO BOX 160
A/C 6800103523
WESTERVILLE  OH  430860160. . . . . . .       6394011.464            21.69%

GARTMORE LARGE CAP VALUE
    FUND CLASS A
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN  PA  19428 . . . . . . . .       2120256.805            91.21%

GARTMORE LARGE CAP VALUE FUND
    CLASS B
LELANIE L ALLEN
6641 CROSS BOW LN
NEW PORT RICHEY  FL  34653. . . . . . .          4646.108             6.19%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .           4526.54             6.03%

GARTMORE LARGE CAP VALUE FUND
   CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         25923.528            72.46%

GARTMORE LONG-SHORT EQUITY PLUS
   FUND CLASS A
CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO  CA  94104. . . . . . . .        435840.076            18.69%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        332755.461            14.27%

NFSC FEBO    613-281883
FMT CO CUST SEPP IRA
561 KEYSTONE AVE   328
RENO  NV  89503 . . . . . . . . . . . .        157143.498             6.74%

GARTMORE LONG-SHORT EQUITY PLUS
   FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         35831.708            98.78%

GARTMORE LONG-SHORT EQUITY PLUS
   FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .          141790.1            93.58%

GARTMORE MICRO CAP EQUITY FUND
   CLASS A
PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ 07303-9998  033 . . . .        386630.762            24.35%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        381593.964            24.03%

LEHMAN BROTHERS  INC
743-15144-26
70 HUDSON STREET  7TH FLOOR
JERSEY CITY  NJ 07302 . . . . . . . . .        283673.087            17.87%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .        103681.935             6.53%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO  CA  94104. . . . . . . .         90545.724             5.70%

GARTMORE MICRO CAP EQUITY
   FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         88713.346            61.54%

A G EDWARDS   SONS INC FBO
PHYLLIS GRISSINGER
ONE NORTH JEFFERSON
ST LOUIS  MO  631032287 . . . . . . . .         10048.967             6.97%

GARTMORE MICRO CAP EQUITY
    FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        448943.983            82.58%

A G EDWARDS   SONS INC C F
DONALD N MEI JR
23 KINGS LANE
ESSEX  CT  064261011. . . . . . . . . .         29201.995             5.37%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .         27236.478             5.01%

GARTMORE MICRO CAP EQUITY
   FUND INST CLASS
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .            180000           100.00%

GARTMORE MICRO CAP EQUITY FUND
   INST SRV CLASS
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .              5000           100.00%

GARTMORE MID CAP GROWTH FUND
   CLASS A
W.G. JURGENSEN
ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS  OH  43215 . . . . . . . . . .         21676.301            25.71%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         18204.749            21.59%

ROBERT D GLISE
9245 KELLY LAKE DR
CLARKSTON  MI  48348. . . . . . . . . .         10121.457            12.00%

A G EDWARDS   SONS INC C F
EROL UNER
1421 YORKSHIRE LANE
SCHAUMBURG  IL  601944054 . . . . . . .          9696.551            11.50%

CHRISTIAN G GRIECO
31 MCMILLEN PL
DELMAR  NY  12054 . . . . . . . . . . .          6499.469             7.71%

FRANK L DRAY
PO BOX 1343
KING  NC  27021 . . . . . . . . . . . .          4470.267             5.30%

GARTMORE MID CAP GROWTH
   FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .           2126.52            46.45%



MELISSA P ARTHUR
2191 RIVER RD
SOUTH BOSTON  VA  24592 . . . . . . . .           635.983            13.89%

LINDA LISBOA
2553 WILLOWSPRING CT
CINCINNATI  OH  452311166 . . . . . . .           587.783            12.84%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .           380.474             8.31%

DARRYL J BUMBAUGH
6063 MOLLY PITCHER HWY
CHAMBERSBURG  PA  17201 . . . . . . . .           346.909             7.58%

GARTMORE MID CAP GROWTH FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         29369.916            99.74%

GARTMORE MID CAP GROWTH FUND
   INST CLASS
NATIONWIDE MUTUAL INSURANCE COMPANY
1200 RIVER RD
CONSHOHOCKEN  PA  19428 . . . . . . . .          99848.14           100.00%

GARTMORE MILLENNIUM GROWTH
   FUND CLASS C
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805. . . . . . . . . . .          1530.181            23.52%

GRACE A DIPPEL
12601 ENCINO DR
MANCHACA  TX  78652 . . . . . . . . . .           766.595            11.78%

RANDY D GROSS
2559 BAUMGARDNER RD
KEYMAR  MD  21757 . . . . . . . . . . .           706.714            10.86%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK  ME  04092. . . . . . . . . .           605.327             9.30%

EILEEN N HOELZER
4404 VENICE RD
SANDUSKY  OH  448701562 . . . . . . . .           375.876             5.78%

TOD J SAMUELS
13202 TURKEY ROOST DR
MANCHACA  TX  786523068 . . . . . . . .           333.265             5.12%

GARTMORE MILLENNIUM GROWTH
   FUND CLASS A
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        150667.072            26.32%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .          70178.11            12.26%

GARTMORE MONEY MARKET FUND
   INST CLASS
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .      641313289.21            55.52%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .      504716029.94            43.69%

GARTMORE MONEY MARKET FUND
   PRIME SHARES
CHARLES M ZEMAN
TINA M ZEMAN
22971 RYE CREEK RD
KIRKSVILLE  MO  63501 . . . . . . . . .          52284.26            38.49%

HOPE ETERNAL UNITED METHODIST CHURCH
PO BOX 38
NEWPORT  PA  17074. . . . . . . . . . .          29240.96            21.53%

JOAN H PAOLOTTO
11 SLEEPY HOLLOW
ROCHESTER  NY  14624. . . . . . . . . .          11581.07             8.53%

FRANKIE BOBEY
JOANNE BOBEY
5533 BEECHWOOD AVE
MAPLE HEIGHTS  OH  44137. . . . . . . .          11393.56             8.39%

ELLEN R GRIMM
29 CRAVEN AVE
CHARLESTON  SC  29407 . . . . . . . . .          10013.85             7.37%

NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .     133072790.997            33.28%




NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       28492047.92             7.13%

GARTMORE MONEY MARKET FUND
    SERVICE CLASS
NATIONWIDE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        7808223.76            98.77%

GARTMORE MORLEY CAP ACCUMULATION
   FUND CLASS A
LPL FINANCIAL SERVICES
A C 2566-3499
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968. . . . . . . .          2912.895            43.54%

LUCIA PALUMBO
1580 2ND ST
WEST BABYLON  NY  117045073 . . . . . .          2429.484            36.31%

NORMA L WILSON
166 CORBINS MILL DR
DUBLIN  OH  430171397 . . . . . . . . .           907.781            13.57%

GARTMORE MORLEY CAP ACCUMULATION
   FUND SRV CLASS
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       8364790.223            40.79%

NFSC FEBO    279-081159
NATIONAL FIDUCIARY SVCS NA
10411 WESTHEIMER RD STE 200
HOUSTON  TX  77042. . . . . . . . . . .       1927880.173             9.40%

CIRCLE TRUST CO  CUST FOR
FTJC QUALIFIED OMNIBUS ACCOUNT
ONE STATION PLACE
STAMFORD  CT  06902 . . . . . . . . . .       1859407.459             9.07%

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       1727724.057             8.43%

GARTMORE MORLEY CAP ACCUMULATION
   FUND INST CLASS
CAPINCO
PO BOX 1787
C/O US BANK
MILWAUKEE  WI  532011787. . . . . . . .       1681645.205            31.33%


NFSC FEBO    HDS-001384
NFS FMTC ROLLOVER IRA
1237 NORTH LAKEVIEW DRIVE
PALATINE  IL  60067 . . . . . . . . . .       1123228.475            20.93%

SECURITY TRUST COMPANY AS TTEE
GORDMAN'S SAVINGS PLUS PLAN
2390 EAST CAMELBACK RD STE 240
PHOENIX  AZ  85016. . . . . . . . . . .        296913.897             5.53%

SEI PRIVATE TRUST COMPANY
C O FIRST TENNESSEE BANK
ONE FREEDOM VALLEY DRIVE
OAKS  PA  19456 . . . . . . . . . . . .        291937.222             5.44%

GARTMORE MORLEY CAP ACCUMULATION
    FUND IRA CLASS
NFSC FEBO    579-266647
FMT CO CUST IRA ROLLOVER
215 ANHINGA LN
JUPITER  FL  33458. . . . . . . . . . .      10856188.383            25.66%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY
101 MONTGOMERY ST
ATTN  MUTUAL FUNDS
SAN FRANCISCO  CA  941044122. . . . . .       4306495.361            10.18%

LPL FINANCIAL SERVICES
A C 2014-2856
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968. . . . . . . .       3282732.948             7.76%

A G EDWARDS   SONS
CUSTODIAN FOR
12237 RAMBLING RD
ROLLOVER IRA ACCOUNT
HOMER GLEN  IL  604419213 . . . . . . .       3137190.515             7.42%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .       2399914.081             5.67%

RBC DAIN RAUSCHER CUSTODIAN
MARGARET R THORMAN
78585 VISTA DEL SOL
INDIVIDUAL RETIREMENT ACCOUNT
INDIAN WELLS  CA  92210 . . . . . . . .       2360536.434             5.58%

GARTMORE MORLEY ENHANCED INCOME
   FUND INST CLASS
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004 . . . . . . . .       6646144.413            36.13%



INVESTOR DESTINATION CONSERVATIVE
3435 STELZER RD
COLUMBUS  OH  43219 . . . . . . . . . .        5655775.61            30.74%

INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004 . . . . . . . .       4658181.781            25.32%

INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004 . . . . . . . .       1424073.102             7.74%

GARTMORE MORLEY ENHANCED INCOME
   FUND INST SRV CLASS
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN  PA  19428 . . . . . . . .        964741.443            99.88%

GARTMORE MORLEY ENHANCED INCOME
   FUND CLASS A
PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .        107652.255            41.18%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .         81607.144            31.21%

GARTMORE NATIONWIDE FUND CLASS A
NFSC FEBO    Y99-505102
FIDELITY SERVICE COMPANY
82 DEVONSHIRE ST V11C
PORTFOLIO ADVISORY SERVICES
BOSTON  MA  02109 . . . . . . . . . . .  29251632.5740003            91.22%

GARTMORE NATIONWIDE FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         21450.189            45.34%

FRANKIE BOBEY
JOANNE BOBEY
5533 BEECHWOOD AVE
MAPLE HEIGHTS  OH  44137. . . . . . . .          3367.108             7.12%

WAYNE D SYNOTT
1122 FLORIDA AVE
WEST PALM BEACH  FL  33401. . . . . . .          2706.501             5.72%



ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805. . . . . . . . . . .          2659.643             5.62%

GARTMORE NATIONWIDE FUND CLASS D
NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .      22812858.315            33.37%

GARTMORE NATIONWIDE FUND
    INST SRV CLASS
NATIONWIDE LIFE INSURANCE CO
QPVA- EISP
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       3095378.209           100.00%

GARTMORE NATIONWIDE LEADRS FUND
   INST SRV CLASS
NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .        160900.407           100.00%

GARTMORE NATIONWIDE LEADERS
   FUND CLASS A
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .         25112.991            21.45%

HOWAN M HSU
9414 AVEMORE CT
DUBLIN  OH  43017 . . . . . . . . . . .          9945.739             8.49%

SHIRLEY A LAMBERT
47670 WATSON RD
SAINT CLAIRSVILLE  OH  43950. . . . . .          9258.247             7.91%

W.G. JURGENSEN
ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS  OH  43215 . . . . . . . . . .          8802.817             7.52%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .          6768.525             5.78%

GARTMORE NATIONWIDE LEADERS
    FUND CLASS B
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .         25037.858            79.80%


GARTMORE NATIONWIDE LEADERS
   FUND CLASS C
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029 . . . . . . . .         25037.975            81.72%

STEPHENS INC  FBO
39257216
111 CENTER STREET
LITTLE ROCK  AR  72201. . . . . . . . .          2404.069             7.85%

GARTMORE TAX-FREE INCOME FUND
    CLASS A
MARY M DAIS
WILLIAM F DAIS
910 BUCKEYE ST
GENOA  OH  434301523. . . . . . . . . .         36866.359             5.01%

GARTMORE TAX-FREE INCOME FUND
   CLASS X
JOHN B REESE
GRACEANN REESE
15554 COUNTY RD
NAPOLEON  OH  435456701 . . . . . . . .         44701.767             6.85%

GARY R PLOSKINA
PAUL ROBERT PLOSKINA
2634 5TH AVE
MC KEESPORT  PA  151321137. . . . . . .         39917.805             6.12%

ELSIE S ADKINS
4315 DICKINSON AVE EXT
GREENVILLE  NC  278340878 . . . . . . .         38522.313             5.90%

GARTMORE TAX-FREE INCOME
   FUND CLASS Y
HAROLD W HOWARD
MEYEARLINE HOWARD
RT 2 BOX 571
SAINT GEORGE  GA  31562 . . . . . . . .         17048.669            35.56%

CONSTANCE P COURTLAND
JOHN W COURTLAND
8592 ROSWELL RD
ATLANTA  GA  30350. . . . . . . . . . .          4946.073            10.32%

JOHN ALEXANDER PHILLIPS
LUCILLE PHILLIPS
12707 PLEASANT GRV
CYPRESS  TX  77429. . . . . . . . . . .          4683.897             9.77%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .          4255.576             8.88%

POLLY A HOPKINS
306 ANITA DR
WESTMINSTER  MD  21157. . . . . . . . .          3052.993             6.37%
YOLANDA S RHODES
569 SW 11TH ST
BELLE GLADE  FL  33430. . . . . . . . .          2953.754             6.16%

E JANE MOFFITT
DONALD E MOFFITT
2200 ROAD 7
WEST LIBERTY  OH  43357 . . . . . . . .           2430.98             5.07%

GARTMORE U.S. GROWTH LEADERS
    FUND CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .        314818.053            22.61%

LPL FINANCIAL SERVICES
A C 5008-7606
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968. . . . . . . .        242703.439            17.43%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        155173.669            11.14%

NFSC FEBO    BWD-906255
NFS FMTC ROTH IRA
P O  BOX 2008
POCATELLO  ID  83206. . . . . . . . . .         76147.286             5.47%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436 . . . . . .         69853.376             5.02%

GARTMORE U.S. GROWTH LEADERS
   FUND CLASS B
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436 . . . . . .         69864.518            26.36%

FIRST CLEARING CORPORATION
A C 5498-4963
105 LAKEVIEW DRIVE
OR SUCCESSORS TR GAVIN J AND
HARTFORD CITY  IN  473488727. . . . . .         60271.122            22.74%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .          16909.42             6.38%

GARTMORE U.S. GROWTH LEADERS
   FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .          86158.51            34.50%

BERNARD J DUNN REV LIV TR
DTD 3/23/92
21635 FOXCROFT RD
MIDDLEBURG  VA  20117 . . . . . . . . .             58589            23.46%

FAHNESTOCK CO INC   FBO
G871364654
10401 STRTHMORE PARK CT 104
FBO DAGMARA M BOBIENI IRA
N BETHESDA  MD  20852 . . . . . . . . .         50602.619            20.26%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .         18002.874             7.21%

GARTMORE U.S. GROWTH LEADERS FUND
   INST SRV CLASS
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . .        920498.907            92.95%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436 . . . . . .         69845.886             7.05%

GARTMORE VALUE OPPORTUNITIES
   FUND CLASS A
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . .        196325.538            23.84%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY  NJ  073032052. . . . . . .        159734.001            19.40%

MCB TRUST SERVICES CUST  FBO
BC ZIEGLER AND COMPANY 401K
SUITE 300
DENVER  CO  80202 . . . . . . . . . . .        104050.164            12.64%

GARTMORE VALUE OPPORTUNITIES
   FUND CLASS B
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY  NJ  073032052
                                                    34127            18.76%


GARTMORE VALUE OPPORTUNITIES
   FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         14208.196            50.57%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805. . . . . . . . . . .          3622.713            12.89%

A G EDWARDS SONS INC C F
ROBERT L HANSON
15337 BOWSPRIT
CORPUS CHRIST  TX  784186323. . . . . .          3582.525            12.75%

GARTMORE VALUE OPPORTUNITIES FUND
   INST SRV CLASS
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        875760.706            55.06%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO  CA  94104. . . . . . . .        589163.343            37.04%

MORGAN STANLEY DEAN WITTER INC
220 PARK STREET SUITE 220
BIRMINGHAM  MI  48009 . . . . . . . . .        125551.531             7.89%

GARTMORE WORLDWIDE LEADERS
   FUND CLASS A
CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO  CA  94104. . . . . . . .       1417265.507            28.74%

NFSC FEBO X64-307769
THEODORE ZHU
28942 GLEN RDG
MISSION VIEJO  CA  926924307. . . . . .        366244.096             7.43%

GARTMORE WORLDWIDE LEADERS
    FUND CLASS B
RAYMOND JAMES   ASSOC INC
FBO DARSNEY IRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716. . . . . . . .          6673.996            47.50%

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .           1669.45            11.88%



JAVIER ALFONSO
22 ROBERTSON AVE
WHITE PLAINS  NY  10606 . . . . . . . .           928.399             6.61%

WILLIAM ZIMMERMAN
1 WESLEY DR
HOCKESSIN  DE  197079620. . . . . . . .           886.979             6.31%

GARTMORE WORLDWIDE LEADERS
   FUND CLASS C
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805. . . . . . . . . . .          1353.122            49.10%

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE  SC  29605 . . . . . . . . .           805.301            29.22%

CINDY FASTOW
3216 STOCKTON PL
HOLLAND  PA  18966. . . . . . . . . . .           214.286             7.78%

SANDRA S REYES
JOSE A REYES
PO BOX 17081
AUSTIN  TX  78760 . . . . . . . . . . .            150.15             5.45%

GARTMORE WORLDWIDE LEADERS FUND
   INST SRV CLASS
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . .        212283.566            99.24%

NORTHPOINTE SMALL CAP VALUE FUND
HUDSON- WEBBER FOUNDATION
333 W FORT ST STE 1310
DETROIT  MI  48226. . . . . . . . . . .        758373.416            28.18%

COMMUNITY HEALTH PARTNERS
OF OHIO DEFINED BENEFIT PENSION
3700 KOLBE RD
LORAIN  OH  44053 . . . . . . . . . . .        498232.899            18.51%

WACHOVIA BANK NA
123 S BROAD ST
FBO THE J MARION SIMS FOUNDATION INC
PHILADELPHIA  PA  19109 . . . . . . . .        421002.648            15.64%

GARRETT EVANGELICAL THEOLOGICAL
   SEMINARY
2121 SHERIDAN RD
EVANSTON  IL  60201 . . . . . . . . . .        380333.301            14.13%

INTERNATIONAL ASSOCIATION OF MACHINIST
AND AEROSPACE WORKERS LOCAL 2848
30700 TELEGRAPH STE 4601 PO BOX 3039
BHAM  MI  48012 . . . . . . . . . . . .        150764.388             5.60%
NATIONWIDE BOND INDEX FUND CLASS A
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       3327151.501            88.27%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        396130.812            10.51%

NATIONWIDE BOND INDEX FUND CLASS B
VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD  RI  02879. . . . . . . . . .          7326.341            27.74%

H DOUGLAS CHAFFIN
4215 BREST RD
NEWPORT  MI  48166. . . . . . . . . . .          4232.887            16.03%

STEVEN J EICHENBERG
21157 CIRCLE DRIVE
REED CITY  MI  49677. . . . . . . . . .          2484.559             9.41%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .          1768.248             6.70%

DAVID R BUNNELL
5 WETOMACHICK AVE
WESTERLY  RI  02891 . . . . . . . . . .          1630.542             6.17%

JOHN J DANIELS
12911 SAPPHIRE PKY
HOLLAND  MI  49424. . . . . . . . . . .          1355.111             5.13%

NATIONWIDE BOND INDEX FUND INST CLASS
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004 . . . . . . . .      18636244.619            38.47%

INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004 . . . . . . . .      10969603.133            22.64%

INVESTOR DESTINATION CONSERVATIVE
3435 STELZER RD
COLUMBUS  OH  43219 . . . . . . . . . .       8040330.643            16.60%


INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004 . . . . . . . .        7188231.17            14.84%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       2555466.345             5.27%

NATIONWIDE INTERNATIONAL INDEX
   FUND CLASS A
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       2172198.951            87.04%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        221905.159             8.89%

NATIONWIDE INTERNATIONAL INDEX
   FUND CLASS B
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998
                                                 3370.714            17.40%
FIRST CLEARING  LLC
A C 7192-1985
2209 S 130TH E AVE
TULSA  OK  741341003
                                                  2258.38            11.66%
MELISSA K FREY
104 HAWK NEST TRL
PITTSBORO  NC  27312. . . . . . . . . .          1415.276             7.31%

NATIONWIDE INTERNATIONAL INDEX
   FUND INST CLASS
INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004 . . . . . . . .      20908295.298            33.91%

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004 . . . . . . . .      19557386.798            31.72%

INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
COLUMBUS  OH  43219 . . . . . . . . . .      11095213.708            18.00%



INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004 . . . . . . . .       5497146.977             8.92%

NATIONWIDE LARGE CAP GROWTH
   FUND CLASS A
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       2948957.428            92.20%

NATIONWIDE LARGE CAP GROWTH
   FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .           1359.73            19.57%

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE  OH  43082. . . . . . . . .          1221.723            17.58%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805. . . . . . . . . . .          1058.156            15.23%

GRACE A DIPPEL
12601 ENCINO DR
MANCHACA  TX  78652 . . . . . . . . . .           1027.84            14.79%

GLENDA J SIGLER
2950 CONSOUL RD
SCHENECTADY  NY  123041940. . . . . . .           463.499             6.67%

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE  SC  29605 . . . . . . . . .           439.063             6.32%

NATIONWIDE LARGE CAP GROWTH FUND
   INST SRV CLASS
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO  PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .            15.136            62.59%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . .             9.048            37.41%


NATIONWIDE MID CAP MARKET INDEX
   FUND CLASS A
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       2476333.019            68.58%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       1061031.321            29.38%

NATIONWIDE MID CAP MARKET INDEX
   FUND CLASS B
FIRST CLEARING  LLC
A C 2082-5922
317 NW LASALLE DR
BRENDA S COMPTON JTWROS
BENTONVILLE  AR  727124466. . . . . . .          9251.975            32.71%

NFSC FEBO    A3K-002607
NFS FMTC IRA
60 CATTUS STREET
TOMS RIVER  NJ  08753 . . . . . . . . .          5475.389            19.36%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .          3463.355            12.25%

NATIONWIDE MID CAP MARKET INDEX
   FUND CLASS C
RAYMOND JAMES   ASSOC INC
FBO CRUMP RIRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716. . . . . . . .          1749.781            95.45%

NATIONWIDE MID CAP MARKET INDEX
    FUND INST CLASS
INVESTOR DESTINATIONS CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS  OH  43219 . . . . . . . . . .      10652480.419            46.09%

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004 . . . . . . . .       4489836.263            19.43%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004 . . . . . . . .       3304001.975            14.30%





NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004 . . . . . . . .       2141781.823             9.27%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       1686182.304             7.30%

NATIONWIDE S&P 500 INDEX FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246 . . . . . . . .         37623.231             8.82%

FIRST CLEARING  LLC
A C 2095-8893
3648 S GARY PLACE
FCC AS CUSTODIAN
TULSA  OK  741053604. . . . . . . . . .         34742.067             8.14%

NATIONWIDE S&P 500 INDEX FUND CLASS C
RAYMOND JAMES   ASSOC INC
FBO CRUMP RIRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716. . . . . . . .          1132.503            91.09%

CHARLOTTE H SMITH
4732 GLENN STREET
NORTH CHARLESTON  SC  29405 . . . . . .           110.742             8.91%

NATIONWIDE S&P 500 INDEX FUND\
    INST CLASS
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004 . . . . . . . .      28042164.762            36.71%

INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004 . . . . . . . .       18770503.23            24.57%

INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS  OH  43219 . . . . . . . . . .       9954211.955            13.03%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       8659042.425            11.34%

INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS  OH  432196004 . . . . . . . .       7876125.537            10.31%

NATIONWIDE S&P 500 INDEX FUND
    INST SRV CLASS
NATIONWIDE INSURANCE COMPANY
GPVA-II
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . .       6205357.126            97.79%

NATIONWIDE S&P 500 INDEX FUND LOCAL
GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436 . . . . . .         10714.409           100.00%

NATIONWIDE S&P 500 INDEX FUND
   SRV CLASS
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO  PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .      25511593.228            54.33%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .      21443604.386            45.67%

NATIONWIDE SMALL CAP FUND CLASS A
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO  PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       1321197.355            84.02%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .        110749.733             7.04%

NATIONIWDE SMALL CAP FUND CLASS B
FIRST CLEARING  LLC
A C 1696-8194
2101 E 50TH ST N
FCC AS CUSTODIAN
TULSA  OK  741301905. . . . . . . . . .          8456.118             8.15%

NATIONWIDE SMALL CAP FUND CLASS C
RAYMOND JAMES   ASSOC INC
FBO ALFORD IRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716. . . . . . . .           983.083            15.19%




STEPHENS INC  FBO
39354905
111 CENTER STREET
LITTLE ROCK  AR  72201. . . . . . . . .           884.956            13.67%

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE  OH  43082. . . . . . . . .            871.01            13.46%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK  ME  04092. . . . . . . . . .           503.525             7.78%

THOMAS D BYRUM
ANNETTE G BYRUM
5253 38TH WAY
SAINT PETERSBURG  FL  33711 . . . . . .           480.307             7.42%

RAYMOND JAMES   ASSOC INC
FBO PEARMAN IRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716. . . . . . . .           452.489             6.99%

RAYMOND JAMES   ASSOC INC
FBO SUMMERS JR JAME
880 CARILLON PKWY
ST PETERSBURG  FL  33716. . . . . . . .           411.797             6.36%

LESLIE A LOVELL
2513 VOLCANIC DR
BENTON  AR  72015 . . . . . . . . . . .            338.69             5.23%

NATIONWIDE SMALL CAP FUND INST
    SRV CLASS
NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO  PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       1548485.812            93.88%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS  OH  432182029 . . . . . . . .        100986.034             6.12%

NATIONWIDE SMALL CAP INDEX FUND CLASS A
NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       3262604.801            70.78%


NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       1247488.481            27.06%

NATIONWIDE SMALL CAP INDEX FUND CLASS B
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998. . . . . . .         10286.905            38.62%

FIRST CLEARING  LLC
A C 8275-1178
8822 N 127TH E AVENUE
IRA R O
OWASSO  OK  740555016 . . . . . . . . .          6017.931            22.59%

RAYMOND JAMES   ASSOC INC
FBO PADER C
880 CARILLON PKWY
ST PETERSBURG  FL  33716. . . . . . . .          1569.038             5.89%

VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD  RI  02879. . . . . . . . . .          1556.884             5.85%

NATIONWIDE SMALL CAP INDEX FUND
   CLASS C
RAYMOND JAMES   ASSOC INC
FBO CRUMP RIRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716. . . . . . . .          2018.163           100.00%

NATIONIWDE SMALL CAP INDEX FUND
    INST CLASS
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004 . . . . . . . .        4193199.23            38.83%

INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004 . . . . . . . .       2688883.248            24.90%

INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
COLUMBUS  OH  43219 . . . . . . . . . .       2377928.884            22.02%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029 . . . . . . . .       1526376.052            14.14%

___________________________

     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds listed above, it is deemed to have "control" over matters which are subject a vote of the Fund's shares.

     Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. For funds that have not yet commenced operations, it is expected that upon commencement of the public offering, Gartmore or one of its affiliates will own all or substantially all of the new fund's shares.

                              FINANCIAL STATEMENTS

     The Report of Independent Auditors and Financial Statements of the Funds (except the Gartmore Long-Short Equity Plus Fund) for the fiscal year ended
October 31, 2002 in the Trust's Annual Reports are incorporated herein by reference and the unaudited financial statements of the Funds (except the Gartmore Long-Short Equity Plus Fund) for the period ended April 30, 2003 in the Trust's Semi-Annual Reports are incorporated herein by reference. The Report of Independent Auditors and Financial Statements of the Gartmore Long-Short Equity Plus Fund for the fiscal year ended June 30, 2003 in Gartmore Long-Short Equity Plus Fund's Annual Report are incorporated herein by reference. Copies of the Trust's Annual Reports and Semi-Annual Reports are available without charge upon request by writing the Trust or by calling toll free 1-800-848-0920.

APPENDIX  A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.   Nature  of  and  provisions  of  the  obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC  -  Debt  rated  'CC' typically is currently highly vulnerable to nonpayment.

C - Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1-Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2-Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3-Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C Bonds are considered a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signal imminent default.

DDD, DD and D Bonds are in default. Such bonds are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The  following  criteria  will  be  used  in  making  the  assessment:

1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note  rating  symbols  and  definitions  are  as  follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative  capacity  to  pay  principal  and  interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers  rated  Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

APPENDIX  B


                             PROXY VOTING SUMMARIES

GARTMORE MUTUAL FUNDS CAPITAL TRUST, GARTMORE GLOBAL ASSET MANAGEMENT TRUST, GARTMORE SA CAPITAL TRUST, GARTMORE MORLEY CAPITAL MANAGEMENT, INC., NORTHPOINTE CAPITAL, LLC,CODA CAPITAL MANAGEMENT, LLC

GENERAL

     The Board of Trustees of the Funds has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund's investment adviser or sub-adviser, as the case may be, after the Board reviewed and considered the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

     Each of Gartmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore SA Capital Trust, Gartmore Morley Capital Management, Inc., NorthPointe Capital, LLC, and Coda Capital Management, LLC. (hereinafter referred to collectively as "Gartmore"), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the "SEC") pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Gartmore provides investment advisory services to various types of clients, including registered and unregistered investment companies, collective trusts, institutional separate accounts, wrap accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts, and individuals (hereinafter referred to collectively as the "Clients").

     Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that Gartmore performs for Clients. Gartmore's goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of advisory clients; and
(ii) that avoid the influence of conflicts of interest. To implement this goal, Gartmore has adopted proxy voting guidelines (the "Gartmore Proxy Voting Guidelines") to assist Gartmore in making proxy voting decisions and in developing procedures for effecting those decisions. The Gartmore Proxy Voting Guidelines are designed to ensure that where Gartmore has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Gartmore Proxy Voting Policies address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

The proxy voting records of the Funds will be available to shareholders on the Trust's website, gartmorefunds.com, and the SEC's website beginning September, 2004.

HOW  PROXIES  ARE  VOTED

Gartmore has delegated to Institutional Shareholder Services ("ISS"), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by Gartmore. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. A committee of Gartmore personnel has reviewed, and will continue to review annually, Gartmore's relationship with ISS and the quality and effectiveness of the various services provided by ISS.

     Specifically, ISS assists Gartmore in the proxy voting and corporate governance oversight process by developing and updating the "ISS Proxy Voting Guidelines," which are incorporated into the Gartmore Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. Gartmore's decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by Gartmore, generally will result in proxy voting decisions which serve the best economic interests of Clients. Gartmore has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of Gartmore on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify Gartmore; and (ii) Gartmore will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.

CONFLICTS  OF  INTEREST

     Gartmore and Gartmore's subsidiaries do not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, Gartmore generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of the Clients do not reflect any conflict of interest. Nevertheless, the Gartmore Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

     The Gartmore Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of Gartmore (or between a Client and those of any of Gartmore's affiliates, including Gartmore Distribution Services, Inc., and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief counsel for Gartmore. The chief counsel for Gartmore then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If Gartmore then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.

CIRCUMSTANCES  UNDER  WHICH  PROXIES  WILL  NOT  BE  VOTED

Gartmore, through ISS, shall attempt to process every vote for all domestic and foreign proxies that Gartmore receives; however, there may be cases in which Gartmore will not process a proxy because it is impractical or too expensive to do so. For example, Gartmore will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when Gartmore has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, Gartmore generally will not seek to recall the securities on loan for the purpose of voting the securities.

DELEGATION  OF  PROXY  VOTING  TO  SUB-ADVISERS  TO  FUNDS

     For any Fund, or portion of a Fund that is directly managed by a sub-adviser (other than Gartmore), the Trustees of the Fund and Gartmore have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and Gartmore for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to Gartmore that all proxies of the Fund(s) advised by these sub-adviser were voted in accordance with the sub-adviser's proxy voting policies as provided to Gartmore and (2) to confirm that there have been no material changes to the sub-adviser's proxy voting policies.

INSTITUTIONAL  SHAREHOLDER  SERVICES  ("ISS")

1.     AUDITORS

     Vote  FOR  proposals to ratify auditors, unless any of the following apply:

- An auditor has a financial interest in or association with the company, and is therefore not independent
-    Fees  for  non-audit  services  are  excessive,  or
- There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.     BOARD  OF  DIRECTORS

VOTING  ON  DIRECTOR  NOMINEES  IN  UNCONTESTED  ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION  OF  THE  BOARD

Vote  AGAINST  proposals  to  classify  the  board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT  CHAIRMAN  (SEPARATE  CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY  OF  INDEPENDENT  DIRECTORS/ESTABLISHMENT  OF  COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.     SHAREHOLDER  RIGHTS

Shareholder  Ability  to  Act  by  Written  Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder  Ability  to  Call  Special  Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY  VOTE  REQUIREMENTS

Vote  AGAINST  proposals  to  require  a  supermajority  shareholder  vote.

Vote  FOR  proposals  to  lower  supermajority  vote  requirements.

CUMULATIVE  VOTING

Vote  AGAINST  proposals  to  eliminate  cumulative  voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL  VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote  FOR  management  proposals  to  adopt  confidential  voting.

4.     PROXY  CONTESTS

Voting  for  Director  Nominees  in  Contested  Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing  Proxy  Solicitation  Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.     POISON  PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.     MERGERS  AND  CORPORATE  RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.     REINCORPORATION  PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.     CAPITAL  STRUCTURE

Common  Stock  Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS  STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

- It is intended for financing purposes with minimal or no dilution to current shareholders
- It is not designed to preserve the voting power of an insider or significant shareholder

9.     EXECUTIVE  AND  DIRECTOR  COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT  PROPOSALS  SEEKING  APPROVAL  TO  REPRICE  OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
-     Historic  trading  patterns
-     Rationale  for  the  repricing
-     Value-for-value  exchange
-     Option  vesting
-     Term  of  the  option
-     Exercise  price
-     Participation

Employee  Stock  Purchase  Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote  FOR  employee  stock  purchase  plans  where  all  of the following apply:
-     Purchase  price  is  at  least  85  percent  of  fair  market  value
-     Offering  period  is  27  months  or  less,  and
-     Potential  voting  power  dilution  (VPD)  is  ten  percent  or  less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER  PROPOSALS  ON  COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL  AND  ENVIRONMENTAL  ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

FUND  ASSET  MANAGEMENT,  L.P.(D/B/A  MERCURY  ADVISERS)

     Mercury  Advisers  has  adopted  policies  and  procedures  ("Proxy  Voting
Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund for which it acts as a subadviser. Pursuant to these Proxy Voting Procedures, Mercury's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that Mercury believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that that Mercury considers the interests of its clients, including the Funds, and not the interests of Mercury, when voting proxies and that real (or perceived) material conflicts that may arise between Mercury's interest and those of its clients are properly addressed and resolved.

     In order to implement the Proxy Voting Procedures, Mercury has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of Mercury's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from Mercury's Legal department appointed by Mercury's General Counsel. The Committee's membership shall be limited to full-time employees of Mercury. No person with any investment banking, trading, retail brokerage or research responsibilities for Mercury's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with Mercury might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to Mercury and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for Mercury and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

     The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. Mercury believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for Mercury on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that Mercury will generally seek to vote proxies over which it exercises voting authority in a uniform manner for all Mercury's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

     To assist Mercury in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to Mercury by ISS include in-depth research, voting recommendations (although Mercury is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

     Mercury's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, Mercury generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, Mercury will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

     From time to time, Mercury may be required to vote proxies in respect of an issuer where an affiliate of Mercury (each, an "Affiliate"), or a money management or other client of Mercury (each, a "Client") is involved. The Proxy Voting Procedures and Mercury's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of Mercury's clients.

     In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by Mercury's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of Mercury's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter Mercury's normal voting guidelines or, on matters where Mercury's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to Mercury on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with Mercury's fiduciary duties

     In addition to the general principles outlined above, Mercury has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and Mercury may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

     Mercury has adopted specific voting guidelines with respect to the following proxy issues:

- Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

- Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

- Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

- Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

- Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

- Routine proposals related to requests regarding the formalities of corporate meetings.

- Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

- Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

GARTMORE  GLOBAL  PARTNERS

     The corporate governance policy of Gartmore Global Partners (Gartmore) is intended to give our clients a voice in the companies in which they invest. That voice is being heard when Gartmore casts its clients' votes at company meetings. This document only summarises Gartmore's position and for a fuller understanding reference must be made to Gartmore's full corporate governance statement

CORPORATE  GOVERNANCE

Corporate Governance establishes the appropriate corporate structure for wealth creation in the interests of shareholders. Policy needs to be applied flexibly, pragmatically and appropriately to the circumstances of the company. We take into account the corporate cultures of different countries but aim to apply the same principles.

GARTMORE'S  POSITION

Voting rights are part of the value of an investment and to be used constructively in our clients' best interest. We aim to vote at General Meetings of companies in which we invest but recognize the practical difficulties which may prevent this in some markets. We support good practice in business and endorse the OECD Principles of Corporate Governance as part of the development of codes of best practice for individual markets.

VOTING  GUIDELINES

- Shareholder rights - should be protected. Shareholders should be able to participate in general meetings in proportion to their ownership of the company.

-    Capital  issue  and  repurchase  should  be  on equal terms to all holders.

- Decisions on take-over bids are based on the long-term interests of our clients. Anti-takeover devices should not be used to shield management from accountability.

- Board Structure - there should be sufficient independent non-executives to balance executive management.

- Chairman and Chief Executive - these significantly different roles should be separated to prevent undue concentration of power within the company.

- Board Committees - strong audit and remuneration committees composed principally of independent non-executive directors should be used to resolve conflicts of interest between executives and the company.

- Service contracts - should not be of excessive length or used to shield executives who do not perform.

- Re-election - all directors should be required to stand for re-election at regular intervals, at least every 3 years.

- Incentive schemes - share based remuneration schemes should be subject to shareholder approval. We favor schemes which include challenging performance criteria.

GARTMORE'S  PROCEDURES

We have a specialist corporate governance function which is responsible for developing and executing policy on behalf of our clients. It is headed by a senior executive with long experience in investment. The fund manager or research analyst with responsibility for our investment in a company reviews resolutions, casts a critical eye over governance, identifies and is actively involved in formulating our response to controversial issues. Where required Gartmore will take necessary steps to retain proxy voting records for the period of time as specified by regulations.


CONFLICTS  OF  INTEREST

Gartmore recognises that circumstances can occur where it faces an actual or perceived material conflict of interest in effecting the policy of voting proxies. Some of these potential conflicts of interest include, but are not limited to,

- where Gartmore (or an affiliate) manages assets, administers employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company

- where Gartmore (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where Gartmore (or an affiliate) may manage assets for the proponent

- where Gartmore (or an affiliate) or any members of its staff may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where Gartmore (or an affiliate) or any member of its staff may have a personal interest in the outcome of a particular matter before shareholders. Where such conflicts arise, arrangements will be made to ensure that decisions are taken in the long-term interests of clients as a whole. These arrangements may include:

- referring decisions to a senior manager unconnected with the day to day management of the fund concerned

-    using  the  advice  of  an  outside  body

-    approaching  clients  directly.

In order to avoid even the appearance of impropriety, in the event that Gartmore (or an affiliate) manages assets for a company, its pension plan, or related entity, Gartmore will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

SSI  INVESTMENT  MANAGEMENT,  INC.

     SSI Investment Management, Inc. ("SSI") will vote all proxies on behalf of each account over which SSI has proxy voting authority based on SSI's determination of the best interests of that account. SSI has retained Institutional Shareholder Services, Inc., which provides research and recommendations on proxy voting issues and has the authority to vote proxies for each account, in accordance with the Policies described below. In determining whether a proposal serves the best interests of an account, SSI will consider a number of factors, including the economic effect of the proposal on shareholder value, the threat posed by the proposal to existing rights of shareholders, the dilution of existing shares that would result from the proposal, the effect of the proposal on management or director accountability to shareholders, and, if the proposal is a shareholder initiative, whether it wastes time and resources of the company or reflects the grievance of one individual. SSI will abstain from voting proxies when SSI believes it is appropriate.

     If a material conflict of interest over proxy voting arises between SSI and a client, SSI will vote all proxies in accordance with its proxy voting policy. If SSI determines that its proxy voting policy does not adequately address this conflict of interest, SSI will notify the client and ask the client to consent to SSI's intended response. If the client consents or fails to respond to the notice within a reasonable time, SSI will vote the proxy as described in the notice. If the client objects to SSI's intended response, SSI will vote the proxy as directed by the client.

--------------------------------------------------------------------------------
                                     PART C

                                OTHER INFORMATION

ITEM  23.  EXHIBITS

(a) Amended Declaration of Trust dated September 18, 2003, of the Registrant previously filed with the Trust's Registration Statement on October 30, 2003 is hereby incorporated by reference.

(b) Amended Bylaws dated August 25, 1983, as amended January 25, 2002, of the Registrant previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

(c) Certificates for shares are not issued. Articles V, VI, VII, and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.

(d)  Investment  Advisory  Agreements
     (1) (a) Investment Advisory Agreement pertaining to series of the Trust currently managed by Gartmore Mutual Fund Capital Trust
               (GMF) (formerly Villanova Mutual Fund Capital Trust) previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amendment to Investment Advisory Agreement pertaining to series of the Trust currently managed by Gartmore Mutual Fund Capital Trust ("GMF") (formerly Villanova Mutual Fund Capital Trust) previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (c) Amended Exhibit A to the Investment Advisory Agreement (proposed) between the Trust and GMF filed with the Trust's Registration Statement on July 6, 2001 is hereby incorporated by reference.

          (d) Amended Exhibit A to the Investment Advisory Agreement between the Trust and GMF previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (e) Amended Exhibit A to the Investment Advisory Agreement between the Trust and GMF effective October 1, 2002 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (2) (a) Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Morley Capital Management, Inc. ("GMCM") previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated b reference.

          (b) Amended Exhibit A to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GMCM previously filed with the Trust's Registration Statement on December 29, 1999 is hereby incorporated by reference.

          (c) Amendment to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GMCM previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (3) (a) Investment Advisory Agreement between the Trust and Gartmore Global Asset Management Trust ("GGAMT") previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (b) Amended Exhibit A to the Investment Advisory Agreement pertaining to the series of the Trust currently managed by GGAMT previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (4)  Subadvisory  Agreements.

          (a)  (1)  Subadvisory  Agreement with Fund Asset Management, L.P.
                    for S & P 500 Index Fund, previously filed with the Trust's Registration Statement on October 29, 1999 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement (proposed) previously filed with the Trust's Registration Statement on July 6, 2001 is hereby incorporated by reference.

               (3) Amended Exhibit A to Subadvisory Agreement previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (b) (1) Subadvisory Agreement with NorthPointe Capital, LLC for the Gartmore Large Cap Value (formerly, the Prestige Large Cap Value Fund), Gartmore Value Opportunities and NorthPointe Small Cap Value Funds previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (c) (1) Subadvisory Agreement with Gartmore Global Partners for the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders (formerly, the Gartmore Global Leaders Fund), Gartmore European Leaders (formerly, the Gartmore European Growth Fund) and Gartmore Global Small Companies Funds previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

               (2) Amended Exhibit A to Subadvisory Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

          (d) Form of Subadvisory Agreement with SSI Management, Inc. for Gartmore Long-Short Equity Plus Fund previously filed with the Trust's Registration Statement on June 23, 2003 is hereby incorporated by reference.

(e) (1) Underwriting Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

     (2) Underwriting Agreement previously filed with the Trust's Registration Statement on December 31, 2002 is hereby incorporated by reference.

     (3) Model Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

(f)  Not  applicable.

(g)  Custodian  Agreement

     (1) Custody Agreement previously filed with the Trust's original Registration Statement on November 18, 1997 is hereby incorporated by reference.

     (2) Amended Exhibit A to the Custody Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (3) Custody Agreement dated April 4, 2003 between Gartmore Variable Insurance Trust and JPMorgan Chase Bank previously filed with the Trust's Registration Statement on April 30, 2003 is hereby incorporated by reference.

(h)  (1)  (a)  Fund  Administration  Agreement previously filed with the Trust's
               Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amendment to Fund Administration Agreement previously filed with the Trust's Registration Statement on December 13, 1999 is hereby incorporated by reference.

          (c) Amended Exhibit A to Fund Administration Agreement (proposed) as previously filed with the Trust's registration statement on July 6, 2001 is hereby incorporated by reference.

          (d) Amended Exhibit A to the Fund Administration Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (2) (a) Transfer and Dividend Disbursing Agent Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

          (b) Amended Exhibit A to the Transfer and Dividend Disbursing Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (3) Agreement and Plan of Reorganization between Nationwide Investing Foundation and the Trust previously filed with the Trust's Registration Statement on form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

     (4)  Agreement  and  Plan  of  Reorganization  between Nationwide Investing
          Foundation II and the Trust Previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

     (5) Agreement and Plan of Reorganization between Financial Horizons Investment Trust and the Trust previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 is hereby incorporated by reference.

     (6) (a) Administrative Services Plan and Services Agreement previously filed on January 5, 1999, and is hereby incorporated by reference.

          (b) Amended Administration Services Plan and Services Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (7)  Form  of  Capital  Protection  Agreement  for  the  Gartmore Principle
          Protected Fund previously filed with the Trust's Registration Statement on February 14, 2003 is hereby incorporated by reference.

     (8) Expense Limitation Agreement between the Trust and Villanova Mutual Fund Capital Trust ("VMF"), amended effective March 1, 2001 to Agreement originally dated as of November 2, 1998 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (9) Expense Limitation Agreement between the Trust and Gartmore Morley Capital Management, Inc. ("GMCM"), amended effective March 1, 2003 to Agreement originally effective February 1, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (10) Expense Limitation Agreement between the Trust and GMCM, amended effective March 5, 2001 to Agreement originally effective as of December 29, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMCM effective March 1, previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (11) Expense Limitation Agreement between the Trust and Villanova SA Capital Trust, amended effective March 1, 2001 to original Agreement dated December 29, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (12) Expense Limitation Agreement between the Trust and VMF, amended effective March 1, 2001 to original Agreement dated December 29, 1999 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (13) Expense Limitation Agreement between the Trust and VMF, effective March 31, 2000 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (14) Expense Limitation Agreement between the Trust and VMF, amended effective March 1, 2001 to original Agreement dated May 31, 2000 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (15) Expense Limitation Agreement between the Trust and Villanova Global Asset Management Trust, effective September 1, 2000 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GGAMT effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (16) Expense Limitation Agreement between the Trust and VMF dated March 1, 2001 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (17) Expense Limitation Agreement between the Trust and GMF, effective October 1, 2002 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (18) Expense Limitation Agreement between the Trust and GMF, effective October 1, 2002 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement between the Trust and GMF effective March 1, 2003 previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

     (19) Service Agreement effective November 1, 2001 between Gartmore SA Capital Trust and BISYS Fund Services Ohio, Inc. previously filed with the Trust's Registration Statement on September 29, 2003 is hereby incorporated by reference).

(i)  Not  Applicable.

(j)  Not  applicable.

(k)  Not  applicable.

(l) Purchase Agreement previously filed with Trust's Registration Statement on January 2, 1998 is hereby incorporated by reference.

(m) (1) Amended Distribution Plan previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (2) Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

     (3) Rule 12b-1 Agreement previously filed with the Trust's Registration Statement on January 5, 1999 is hereby incorporated by reference.

(n) Amended 18f-3 Plan previously filed with the Trust's Registration Statement on February 28, 2003 is hereby incorporated by reference.

(o)  Not  applicable.

(p) (1) Code of Ethics for Gartmore Funds previously filed with the Trust's Registration Statement on May 12, 2000 is hereby incorporated by reference.

     (2) Code of Ethics for Gartmore Mutual Fund Capital Trust and Gartmore SA Capital Trust previously filed with the Trust's Registration Statement on May 12, 2000 is hereby incorporated by reference.

          (a) Code of Ethics, as amended November 29, 2001, for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe
               Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with the Trust's Registration Statement on March 1, 2002 is hereby incorporated by reference.

     (3) Code of Ethics for Gartmore Distribution Services, Inc. previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

     (4) Code of Ethics for Gartmore Global Asset Management Trust dated August 8, 2000 and filed with the Trust's Registration Statement on December 29, 2000 is hereby incorporated by reference.

     (5) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (b) Gartmore Global Partners Personal Securities Trading Guidelines - Charlotte and New York dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

          (c) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (6) Merrill Lynch Investment Managers (MLIM), Registered Investment Companies and their Investment Advisers and Principal Underwriter Code of Ethics dated Summer 2000 previously filed with the Trust's Registration Statement on October 13, 2000 is hereby incorporated by reference.

     (7) SSI Management, Inc. Code of Ethics and Conduct & Policies and Procedures previously filed with the Trust's Registration Statement on June 23, 2003 is hereby incorporated by reference.

(q)  (1)  Power  of  Attorney  for  Charles  E.  Allen,  Paula  H.J.
          Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Gerald J. Holland, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Mark L. Lipson, Arden L. Shisler, David C. Wetmore and dated March 13, 2003, previously filed with the Trust's Registration Statement on April 30, 2003 is hereby incorporated by reference.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Amended Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee. See
Item  23(a)(1)  above.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

(a) GMF, an investment adviser of the Trust, also serves as investment adviser to the Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Joseph  J.  Gasper,  Director  and  President  and  Chief  Operating  Officer
------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
------------------------------------
Nationwide  Investment  Services  Corp.

Director  and  Vice  Chairman
------------------------------------
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
------------------------------------
Leben  Direkt  Insurance  Company

Donna  A.  James,  Director  and  Executive  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President  Chief  Administrative  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.

Michael  C.  Keller,  Director
------------------------------------
Executive  Vice  President  -  Chief  Information  Officer
------------------------------------
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.


Director
------------------------------------
Gartmore  Global  Investments,  Inc.

W.  G.  Jurgensen,  Chief  Executive  Officer  and  Director
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Nationwide
--------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Nationwide  Investment  Services  Corporation

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Chairman
------------------------------------
Nationwide  Securities,  Inc.

Paul  J.  Hondros,  Director,  President  and  Chief  Executive  Officer
------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Chairman  and  Chief  Executive  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Robert  A.  Rosholt,  Executive  Vice  President  -  Chief  Financial  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation

Executive  Vice  President,  Chief  Financial  Officer  and  Director
------------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.

Executive  Vice  President  and  Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Director
------------------------------------
NGH  Luxembourg,  S.A.

Young  D.  Chin,  Executive  Vice  President  -  Global  CIO  -  Equities
-------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust

Kevin  S.  Crossett,  Vice  President  -  Associate  General  Counsel
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company

Christopher  P.  Donigan,  Vice  President  -  Human  Resources
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Glenn  W.  Soden,  Associate  Vice  President  and  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.

Carol  L.  Dove,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Michael  D.  Maier,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

John  F.  Delaloye,  Assistant  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust

Gerald  J. Holland,  Senior Vice  President -  Chief Administrative Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Treasurer  and  Chief  Financial  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Thomas  M.  Sipp,  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Vice  President  and  Treasurer
------------------------------------
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.

Donald  J.  Pepin,  Senior  Vice  President  -  Sales
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Mary  Lou  Vitale,  Senior  Vice  President  -  Product  Development
------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Michael  A.  Krulikowski,  Vice  President  -  Chief  Compliance  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Daniel  J.  Murphy,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

Eric  E.  Miller,  Senior  Vice  President  -  Chief  Counsel
------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Thomas  E.  Barnes,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Richard  Fonash,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Mary E. Kennedy, Executive Vice President, Chief Financial Officer - Gartmore Group
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
NorthPointe  Capital
Gartmore  Morley  Financial  Services,  Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
1200  River  Road
Conshohocken,  Pennsylvania  19428

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Road,  Suite  400
Lake  Oswego,  Oregon  97035

(b) GMCM as investment adviser to the Gartmore Morley Capital Accumulation Fund and Gartmore Morley Enhanced Income Fund. GMCM is incorporated under the laws of the State of Oregon and is a wholly owned indirect subsidiary of Gartmore Global Investments, Inc. To the knowledge of the investment advisor, none of the directors or officers of GMCM, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Gartmore Morley Financial
     Services, Inc. and Gartmore Global Investments, Inc. The directors except as noted below may be contacted c/o Morley Financial Services, Inc., 5665 SW Meadows Road, Suite 400 Lake Oswego, Oregon 97035.

     Jill R. Cuniff, Managing Director and Chief Investment Officer, and Director of GMCM. Ms Cuniff is also Managing Director, Chief Investment Officer and Director of Gartmore Morley Financial Services, Inc.

     Thomas M. Sipp, 1200 River Road, Conshohocken, Pennsylvania 19428. Vice President, Treasurer and Director of GMCM. Mr. Sipp is also Vice President for Gartmore Global Investments, Inc.

     Steve Ferber, Director and Senior Vice President Sales and Marketing for GMCM.

(c) GGAMT, an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see (a) above for additional information on their other employment):

                             Directors of NC

            Lewis J. Alphi            Fred C. Finney
            James B. Bachmann         W.G. Jurgensen
            A. I. Bell                David O. Miller
            Timothy J. Corcoran       Lydia M. Marshall
            Yvonne M. Curl            Ralph M. Paige
            Kenneth D. Davis          James F. Patterson
            Keith E. Eckel            Arden L. Shisler
            Willard J. Engel          Robert L. Stewart

                                Officers of GGAMT

President and Chief Executive Office                  Paul J. Hondros
Vice President and Treasurer                          Thomas M. Sipp
Associate Vice President and Secretary                Thomas E. Barnes
Senior Vice President, Chief Counsel                  Eric E. Miller
Assistant Secretary                                   John F. Delaloye
Assistant Treasurer                                   Carol L. Dove
Assistant Treasurer                                   Michael D. Maier
Executive Vice President, Global CIO - Equities       Young D. Chin
Senior Vice President                                 Gerald J. Holland
Senior Vice President                                 Mary Lou Vitale
Vice President                                        Christopher P. Donigan
Vice President and Chief Compliance Officer           Michael A. Krulikowski
Assistant Treasurer                                   Daniel J. Murphy
Vice President                                        Richard F. Fonash
Executive Vice President, Chief Financial Officer
- Gartmore Group                                      Mary E. Kennedy



(d) Information for the Subadviser of the S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Bond Index Fund and Nationwide International Index Fund.

     (1) Fund Asset Management, L.P. ("FAM") acts as subadviser to the Funds listed above and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of FAM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).

(e) Information for the Subadviser of the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders Fund), Gartmore European Leaders Fund
     (formerly Gartmore European Growth Fund), Gartmore Small Companies Fund, Gartmore International Small Cap Growth Fund and Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund.

     (1) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders
          Fund), Gartmore European Leaders Fund (formerly Gartmore European Growth Fund), Gartmore Small Companies Fund, Gartmore International Small Cap Growth Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund, as well as adviser to certain other clients. The list required by this Item 26 of officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore (SEC File No. 801-48811).

(f) Information for the Subadviser of the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund and NorthPointe Small Cap Value Fund.

     (1) NorthPointe Capital, LLC ("NorthPointe") acts as subadviser to the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund and NorthPointe Small Cap Value Fund and separate institutional investors. The list required by this Item 26 of officers and directors of NorthPointe, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by NorthPointe (SEC File No. 801-57064).

(g)  Information for the Subadviser of the Gartmore Long-Short Equity Plus Fund.

     (1)  SSI  Investment  Management,  Inc.  ("SSI")  acts as subadviser to the
          Gartmore Long-Short Equity Plus Fund and separate institutional investors. The list required by this Item 26 of officers and directors of SSI, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SSI (SEC File No. 801-10544).


ITEM  27.  PRINCIPAL  UNDERWRITERS

(a) Gartmore Distribution Services, Inc. ("GDSI"), the principal underwriter of the Registrant, also acts as principal underwriter for Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc.

(b) Herewith is the information required by the following table with respect to each director, officer or partner of GDSI:




NAME:                          ADDRESS:               TITLE WITH GDSI:        TITLE WITH
                                                                              REGISTRANT:
Paul J. Hondros                1200 River Road  President and Chief           Chairman
                         Conshohocken PA 19428  Executive Officer

Young D. Chin                  1200 River Road  Executive Vice President -    n/a
                         Conshohocken PA 19428  Global CIO - Equities

Gerald J. Holland              1200 River Road  Senior Vice President and     Treasurer
                         Conshohocken PA 19428  Chief Administrative Officer

Donald J. Pepin, Jr            1200 River Road  Senior Vice President -       n/a
                         Conshohocken PA 19428  Sales

Mary Lou Vitale                1200 River Road  Senior Vice President -       Assistant
                         Conshohocken PA 19428  Product Development           Treasurer

Eric E. Miller                 1200 River Road  Senior Vice President -       Secretary
                         Conshohocken PA 19428  Chief Counsel

Christopher P.  Donigan        1200 River Road  Vice President - Human        n/a
                         Conshohocken PA 19428  Resources

Thomas M. Sipp                 1200 River Road  Vice President and            n/a
                         Conshohocken PA 19428  Treasurer

Glenn W. Sode                  1200 River Road  Associate Vice President      n/a
                         Conshohocken PA 19428  and Secretary

John F. Delaloye               1200 River Road  Assistant Secretary           n/a
                         Conshohocken PA 19428

Carol L. Dove            One Nationwide Plaza   Assistant Treasurer           n/a
                           Columbus, OH 43215

Michael D. Maier         One Nationwide Plaza   Assistant Treasurer           n/a
                           Columbus, OH 43215

Daniel J. Murphy         One Nationwide Plaza   Assistant Treasurer           n/a
                           Columbus, OH 43215

Michael A. Krulikowski         1200 River Road  Vice President and            Assistant
                         Conshohocken PA 19428  Chief Compliance Officer      Secretary

Steven P. Sorenson             1200 River Road  Senior Vice President         n/a
                         Conshohocken PA 19428

Richard F. Fonash              1200 River Road  Vice President                n/a
                         Conshohocken PA 19428

Anthony R. Costa               1200 River Road  Vice President                n/a
                         Conshohocken PA 19428

Thomas E. Barnes          One Nationwide Plaza   Vice President and            n/a
                            Columbus, OH 43215   Assistant Secretary

Mary E. Kennedy                1200 River Road  Executive Vice President -    n/a
                         Conshohocken PA 19428  Chief Financial Officer -
                                                Gartmore Group

(c)  Not  applicable.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

BISYS
3435  Stelzer  Road
Columbus,  OH  43219


ITEM  29.  MANAGEMENT  SERVICES

Not  applicable.

ITEM  30.  UNDERTAKINGS

The following undertakings relate solely to the Fund as an individual series of the Registrant. Any filing, notice or other action required by the following undertakings shall be limited in all respects to the Fund, and any action taken by the Registrant, on behalf of the Fund, shall be limited to the Fund and shall not require any action to be taken by any other series of the Registrant. Capitalized terms used in these undertakings and not otherwise defined, have the respective meanings assigned to them in the Prospectus, which is a part of this Registration Statement.

1. During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the Capital Protection Agreement. These significant events include: (i) the termination of the Capital Protection Agreement;
     (ii) a default under the Capital Protection Agreement that has a material adverse effect on a shareholder's right to receive his or her Guaranteed Amount on the Guarantee Maturity Date; (iii) the insolvency of the Capital Protection Provider or of AIG; or (iv) a reduction in the credit rating of the long-term debt of AIG issued by Standard & Poor's Rating Services or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

2. If at any time during the Guarantee Period during which the Registrant is required to file an amendment to its registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), which amendment relates to the Fund, AIG ceases to file periodic reports pursuant to the Exchange Act, the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include updated audited financial statements with respect to AIG (or any substitute or successor for AIG under the guarantee relating to the Capital Protection Provider's payment obligations under the Capital Protection Agreement (the "Successor")) covering the periods that would otherwise have been required to be covered by Form 10-K under the Exchange Act. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Fund, the consent of the independent auditors of AIG (or any Successor, as applicable) regarding such audited financial statements.

3. During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual reports (with respect to the Fund) to shareholders, an offer to supply the most recent annual and/or quarterly report of AIG (or any Successor, as applicable), free of charge, upon a shareholder's request.

At such times as the Registrant is required to file an amendment to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), which amendment relates to the Fund, the Registrant hereby undertakes to update such Registration Statement to incorporate by reference the audited financial statements contained in the most recent annual report on Form 10-K of, or to include the most recent audited financial statements covering the periods that would otherwise have been required by such a Form 10-K of, (i) AIG,
(ii) any Successor, or (iii) any entity that is replaced or substituted for AIG or any Successor under a new guarantee of the Capital Protection Provider's payment obligations under the Capital Protection Agreement. Further, the Registrant undertakes to include as an exhibit to any amendment to its Registration Statement filed under the 1933 Act the consent of the applicable

--------------------------------------------------------------------------------
                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Mutual Funds has duly caused this Post-Effective Amendment No. 58 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 31st day of December, 2003.

                                   GARTMORE  MUTUAL  FUNDS
                         By:  /s/  ELIZABETH  A.  DAVIN
                                   Elizabeth  A.  Davin,  Assistant  Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 57 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 31ST DAY OF DECEMBER, 2003.

Signature  &  Title

Principal  Executive  Officer

PAUL  J.  HONDROS*
Paul  J.  Hondros,  Trustee  and  Chairman

Principal  Accounting  and  Financial  Officer

GERALD  J.  HOLLAND*
Gerald  J.  Holland,  Treasurer

CHARLES  E.  ALLEN*
Charles  E.  Allen,  Trustee

PAULA  H.J.  CHOLMONDELEY*
Paula  H.J.  Cholmondeley,  Trustee

C.  BRENT  DEVORE*
C.  Brent  Devore,  Trustee

ROBERT  M.  DUNCAN*
Robert  M.  Duncan,  Trustee

BARBARA  L.  HENNIGAR*
Barbara  L.  Hennigar,  Trustee

THOMAS  J.  KERR,  IV*
Thomas  J.  Kerr,  IV,  Trustee

DOUGLAS  F.  KRIDLER*
Douglas  F.  Kridler,  Trustee

ARDEN  L.  SHISLER*
Arden  L.  Shisler,  Trustee

DAVID  C.  WETMORE*
David  C.  Wetmore,  Trustee


*BY:     /s/  ELIZABETH  A.  DAVIN
              Elizabeth  A.  Davin,  Attorney-In  Fact